UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23117

JPMorgan Trust IV

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust IV

Schedule of Portfolio Investments as of November 30, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 0.2%
20,000	American Airlines Pass-Through Trust, Series 2017-2, Class AA, 3.35%, 10/15/2029	20,150
267	Continental Airlines Pass-Through Trust, Series 2003-ERJ1, 7.88%, 07/02/2018	271
	United Airlines Pass-Through Trust
15,000	Class B, 3.65%, 10/07/2025	14,925
15,000	Class B, 3.65%, 01/07/2026	14,907

	Total Asset-Backed Securities (Cost $50,271)	50,253

Collateralized Mortgage Obligation — 0.0% (g)
10,000	Avaya, Inc., 9.25%, 05/30/2025 (bb) (Cost $10,000)	10,000

Convertible Bonds — 1.4%
	Consumer Discretionary — 0.7%
	Internet & Direct Marketing Retail — 0.1%
20,000	Ctrip.com International Ltd., (China), 1.00%, 07/01/2020	21,400
10,000	Liberty Expedia Holdings, Inc., 1.00%, 06/30/2047 (e)	10,062

		31,462

	Media — 0.6%
10,000	DISH Network Corp., 3.38%, 08/15/2026	11,144
	Liberty Interactive LLC,
89,000	3.75%, 02/15/2030	62,300
52,000	4.00%, 11/15/2029	36,920
25,000	Live Nation Entertainment, Inc., 2.50%, 05/15/2019	33,969

		144,333

	Total Consumer Discretionary	175,795

	Energy — 0.1%
	Energy Equipment & Services — 0.0% (g)
20,000	Nabors Industries, Inc., 0.75%, 01/15/2024 (e)	14,850

	Oil, Gas & Consumable Fuels — 0.1%
15,000	Oasis Petroleum, Inc., 2.63%, 09/15/2023	17,119
10,000	SM Energy Co., 1.50%, 07/01/2021	9,400

		26,519

	Total Energy	41,369

	Health Care — 0.0% (g)
	Health Care Technology — 0.0% (g)
5,000	Medidata Solutions, Inc., 1.00%, 08/01/2018	6,016

	Information Technology — 0.6%
	Communications Equipment — 0.1%
25,000	Finisar Corp., 0.50%, 12/15/2036 (e)	23,062

	Electronic Equipment, Instruments & Components — 0.1%
20,000	II-VI, Inc., 0.25%, 09/01/2022 (e)	23,963

	Internet Software & Services — 0.1%
10,000	Envestnet, Inc., 1.75%, 12/15/2019	10,425
20,000	Zillow Group, Inc., 2.00%, 12/01/2021 (e)	21,762

		32,187

	Semiconductors & Semiconductor Equipment — 0.3%
20,000	Cypress Semiconductor Corp., 4.50%, 01/15/2022	27,012
25,000	ON Semiconductor Corp., 1.00%, 12/01/2020	30,906
10,000	Teradyne, Inc., 1.25%, 12/15/2023 (e)	13,894

		71,812

	Software — 0.0% (g)
5,000	Red Hat, Inc., 0.25%, 10/01/2019	8,663

	Total Information Technology	159,687

	Total Convertible Bonds (Cost $358,006)	382,867

Corporate Bonds — 70.0%
	Consumer Discretionary — 10.5%
	Auto Components — 0.9%
	American Axle & Manufacturing, Inc.,
32,000	6.25%, 04/01/2025 (e)	32,880
6,000	6.50%, 04/01/2027 (e)	6,195
7,000	6.63%, 10/15/2022	7,245
14,000	Dana Financing Luxembourg Sarl, 5.75%, 04/15/2025 (e)	14,871
34,000	Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027	34,765
EUR 100,000	LKQ Italia Bondco SpA, Reg. S, 3.88%, 04/01/2024	131,225

		227,181

	Automobiles — 0.9%
	General Motors Co.,
75,000	4.00%, 04/01/2025	76,094
10,000	6.75%, 04/01/2046	12,350
GBP 100,000	Jaguar Land Rover Automotive plc, (United Kingdom), Reg. S, 3.88%, 03/01/2023	140,481
15,000	Tesla, Inc., 5.30%, 08/15/2025 (e)	14,320

		243,245

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Distributors — 0.0% (g)
8,000	Performance Food Group, Inc., 5.50%, 06/01/2024 (e)	8,320
4,000	Univar USA, Inc., 6.75%, 07/15/2023 (e)	4,190

		12,510

	Diversified Consumer Services — 0.1%
20,000	Service Corp. International, 7.50%, 04/01/2027	23,750

	Hotels, Restaurants & Leisure — 2.3%
8,000	1011778 BC ULC, (Canada), 4.25%, 05/15/2024 (e)	8,012
9,000	Boyd Gaming Corp., 6.88%, 05/15/2023	9,596
31,000	Choice Hotels International, Inc., 5.75%, 07/01/2022	33,945
EUR 110,000	Cirsa Funding Luxembourg SA, (Spain), Reg. S, 5.88%, 05/15/2023	137,474
5,000	Eldorado Resorts, Inc., 6.00%, 04/01/2025	5,264
10,000	Gateway Casinos & Entertainment Ltd., (Canada), 8.25%, 03/01/2024 (e)	10,800
18,000	GLP Capital LP, 5.38%, 11/01/2023	19,372
11,000	Golden Nugget, Inc., 6.75%, 10/15/2024 (e)	11,234
EUR 125,000	International Game Technology plc, Reg. S, 4.75%, 02/15/2023	169,380
	KFC Holding Co.,
5,000	4.75%, 06/01/2027 (e)	5,117
10,000	5.25%, 06/01/2026 (e)	10,575
45,000	McDonald’s Corp., 4.60%, 05/26/2045	49,273
	MGM Resorts International,
39,000	6.00%, 03/15/2023	42,997
30,000	8.63%, 02/01/2019	31,911
9,000	Sabre GLBL, Inc., 5.25%, 11/15/2023 (e)	9,338
16,000	Six Flags Entertainment Corp., 4.88%, 07/31/2024 (e)	16,280
5,000	Station Casinos LLC, 5.00%, 10/01/2025 (e)	4,994
48,000	Wynn Las Vegas LLC, 5.50%, 03/01/2025 (e)	49,574

		625,136

	Household Durables — 0.4%
6,000	American Greetings Corp., 7.88%, 02/15/2025 (e)	6,510
10,000	CalAtlantic Group, Inc., 5.88%, 11/15/2024	11,113
	Lennar Corp.,
33,000	4.50%, 06/15/2019	33,825
3,000	4.75%, 11/29/2027 (e)	3,067
15,000	4.88%, 12/15/2023	15,750
8,000	M/I Homes, Inc., 6.75%, 01/15/2021	8,300
10,000	Mattamy Group Corp., (Canada), 6.50%, 10/01/2025 (e)	10,475
9,000	New Home Co., Inc. (The), 7.25%, 04/01/2022	9,315
15,000	Tempur Sealy International, Inc., 5.50%, 06/15/2026	15,356

		113,711

	Internet & Direct Marketing Retail — 0.1%
	Amazon.com, Inc.,
10,000	2.80%, 08/22/2024 (e)	9,955
15,000	4.05%, 08/22/2047 (e)	15,610
5,000	Netflix, Inc., 4.88%, 04/15/2028 (e)	4,931

		30,496

	Media — 4.9%
15,000	21st Century Fox America, Inc., 4.95%, 10/15/2045	16,245
EUR 200,000	Altice Luxembourg SA, (Luxembourg), Reg. S, 6.25%, 02/15/2025	223,753
21,000	AMC Networks, Inc., 5.00%, 04/01/2024	21,262
25,000	Cablevision SA, (Argentina), Reg. S, 6.50%, 06/15/2021	26,533
	Cablevision Systems Corp.,
4,000	5.88%, 09/15/2022	3,960
17,000	8.00%, 04/15/2020	18,190
30,000	Charter Communications Operating LLC, 6.48%, 10/23/2045	34,492
19,000	Cinemark USA, Inc., 4.88%, 06/01/2023	19,332
16,000	Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 03/15/2020	15,840
	Comcast Corp.,
20,000	3.20%, 07/15/2036	18,861
30,000	4.75%, 03/01/2044	33,252
	Cox Communications, Inc.,
65,000	3.35%, 09/15/2026 (e)	63,217
60,000	3.50%, 08/15/2027 (e)	58,953
	CSC Holdings LLC,
42,000	5.25%, 06/01/2024	40,937
2,000	6.75%, 11/15/2021	2,150
	Discovery Communications LLC,
35,000	2.95%, 03/20/2023	34,419
5,000	5.00%, 09/20/2037	5,030
	DISH DBS Corp.,
9,000	5.00%, 03/15/2023	8,751
14,000	5.88%, 07/15/2022	14,402
7,000	5.88%, 11/15/2024	7,034
31,000	6.75%, 06/01/2021	33,015
10,000	7.75%, 07/01/2026	10,787

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
4,000	EMI Music Publishing Group North America Holdings, Inc., 7.63%, 06/15/2024 (e)	4,420
14,000	EW Scripps Co. (The), 5.13%, 05/15/2025 (e)	13,965
19,000	Gray Television, Inc., 5.13%, 10/15/2024 (e)	18,929
25,000	iHeartCommunications, Inc., 9.00%, 12/15/2019	18,562
36,000	Live Nation Entertainment, Inc., 4.88%, 11/01/2024 (e)	37,080
21,000	Nexstar Broadcasting, Inc., 6.13%, 02/15/2022 (e)	21,735
EUR 100,000	SES SA, (Luxembourg), Reg. S, (EUR Swap Annual 5 Year + 4.66%), 4.62%, 01/02/2022 (x) (y) (aa)	127,506
	Sinclair Television Group, Inc.,
30,000	5.13%, 02/15/2027 (e)	29,250
29,000	5.63%, 08/01/2024 (e)	29,798
	Sirius XM Radio, Inc.,
5,000	5.00%, 08/01/2027 (e)	5,056
14,000	5.38%, 07/15/2026 (e)	14,665
13,000	TEGNA, Inc., 5.50%, 09/15/2024 (e)	13,536
EUR 100,000	Unitymedia GmbH, (Germany), Reg. S, 3.75%, 01/15/2027	122,179
49,000	Univision Communications, Inc., 5.13%, 02/15/2025 (e)	47,653
	Viacom, Inc.,
20,000	3.45%, 10/04/2026	18,973
30,000	4.38%, 03/15/2043	25,060
	Videotron Ltd., (Canada),
13,000	5.00%, 07/15/2022	13,699
14,000	5.13%, 04/15/2027 (e)	14,665
	WMG Acquisition Corp.,
5,000	5.00%, 08/01/2023 (e)	5,175
7,000	5.63%, 04/15/2022 (e)	7,228
15,000	6.75%, 04/15/2022 (e)	15,703

		1,315,252

	Specialty Retail — 0.8%
EUR 100,000	N&W Global Vending SpA, (Italy), Reg. S, 7.00%, 10/15/2023	127,671
	PetSmart, Inc.,
2,000	5.88%, 06/01/2025 (e)	1,720
13,000	7.13%, 03/15/2023 (e)	9,490
5,000	8.88%, 06/01/2025 (e)	3,763
13,000	Sally Holdings LLC, 5.50%, 11/01/2023	13,098
	Sonic Automotive, Inc.,
27,000	5.00%, 05/15/2023	26,190
2,000	6.13%, 03/15/2027	2,010
23,000	Staples, Inc., 8.50%, 09/15/2025 (e)	20,700

		204,642

	Textiles, Apparel & Luxury Goods — 0.1%
15,000	Hanesbrands, Inc., 4.63%, 05/15/2024 (e)	15,244

	Total Consumer Discretionary	2,811,167

	Consumer Staples — 2.3%
	Beverages — 0.2%
30,000	Anheuser-Busch InBev Finance, Inc., (Belgium), 4.90%, 02/01/2046	33,808
3,000	Cott Holdings, Inc., (Canada), 5.50%, 04/01/2025 (e)	3,091
20,000	DS Services of America, Inc., (Canada), 10.00%, 09/01/2021 (e)	21,104

		58,003

	Food & Staples Retailing — 0.5%
	Albertsons Cos. LLC,
2,000	5.75%, 03/15/2025	1,779
21,000	6.63%, 06/15/2024	20,055
20,000	Kroger Co. (The), 4.45%, 02/01/2047	19,277
	New Albertson’s, Inc.,
4,000	7.45%, 08/01/2029	3,335
5,000	8.00%, 05/01/2031	4,270
8,000	8.70%, 05/01/2030	7,100
	Rite Aid Corp.,
8,000	6.13%, 04/01/2023 (e)	7,400
5,000	6.75%, 06/15/2021	4,950
	SUPERVALU, Inc.,
25,000	6.75%, 06/01/2021	24,187
31,000	7.75%, 11/15/2022	30,148
2,000	Tops Holding LLC, 8.00%, 06/15/2022 (e)	1,140

		123,641

	Food Products — 0.6%
10,000	B&G Foods, Inc., 5.25%, 04/01/2025	10,224
11,000	Dean Foods Co., 6.50%, 03/15/2023 (e)	10,917
11,000	Dole Food Co., Inc., 7.25%, 06/15/2025 (e)	11,825
	JBS USA LUX SA, (Brazil),
13,000	5.88%, 07/15/2024 (e)	12,854
23,000	7.25%, 06/01/2021 (e)	23,273
20,000	Kraft Heinz Foods Co., 4.38%, 06/01/2046	19,280
	Lamb Weston Holdings, Inc.,
3,000	4.63%, 11/01/2024 (e)	3,101
3,000	4.88%, 11/01/2026 (e)	3,158
	Pilgrim’s Pride Corp.,
3,000	5.75%, 03/15/2025 (e)	3,148

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Food Products — continued
3,000	5.88%, 09/30/2027 (e)	3,143
	Post Holdings, Inc.,
18,000	5.00%, 08/15/2026 (e)	17,843
4,000	5.50%, 03/01/2025 (e)	4,155
4,000	5.75%, 03/01/2027 (e)	4,090
	Smithfield Foods, Inc.,
25,000	3.35%, 02/01/2022 (e)	25,045
15,000	4.25%, 02/01/2027 (e)	15,425

		167,481

	Household Products — 0.2%
9,000	Central Garden & Pet Co., 6.13%, 11/15/2023	9,563
9,000	Kronos Acquisition Holdings, Inc., (Canada), 9.00%, 08/15/2023 (e)	8,460
28,000	Spectrum Brands, Inc., 6.13%, 12/15/2024	29,575

		47,598

	Personal Products — 0.1%
9,000	Prestige Brands, Inc., 6.38%, 03/01/2024 (e)	9,383
12,000	Revlon Consumer Products Corp., 6.25%, 08/01/2024	7,260

		16,643

	Tobacco — 0.7%
50,000	Altria Group, Inc., 4.25%, 08/09/2042	51,143
	BAT Capital Corp., (United Kingdom),
65,000	3.56%, 08/15/2027 (e)	64,886
30,000	4.39%, 08/15/2037 (e)	30,968
40,000	Philip Morris International, Inc., 4.25%, 11/10/2044	41,424

		188,421

	Total Consumer Staples	601,787

	Energy — 5.7%
	Energy Equipment & Services — 0.4%
5,000	Diamond Offshore Drilling, Inc., 7.88%, 08/15/2025	5,212
2,000	Ensco plc, 5.20%, 03/15/2025	1,640
13,000	Nabors Industries, Inc., 5.50%, 01/15/2023	12,577
6,000	Parker Drilling Co., 6.75%, 07/15/2022	4,853
3,000	Precision Drilling Corp., (Canada), 7.13%, 01/15/2026 (e)	3,023
8,000	Rowan Cos., Inc., 7.38%, 06/15/2025	8,040
26,485	Shelf Drilling Holdings Ltd., (United Arab Emirates), 9.50%, 11/02/2020 (e)	26,882
11,700	Transocean Proteus Ltd., 6.25%, 12/01/2024 (e)	12,314
	Transocean, Inc.,
5,000	6.80%, 03/15/2038	3,987
5,000	7.50%, 01/15/2026 (e)	5,138
9,000	9.00%, 07/15/2023 (e)	9,720
15,000	Weatherford International Ltd., 6.75%, 09/15/2040	12,150

		105,536

	Oil, Gas & Consumable Fuels — 5.3%
30,000	Anadarko Petroleum Corp., 3.45%, 07/15/2024	29,702
10,000	Antero Resources Corp., 5.13%, 12/01/2022	10,250
73,000	Boardwalk Pipelines LP, 5.95%, 06/01/2026	81,208
40,000	Buckeye Partners LP, 4.35%, 10/15/2024	40,948
4,000	California Resources Corp., 8.00%, 12/15/2022 (e)	2,960
	Cenovus Energy, Inc., (Canada),
35,000	5.20%, 09/15/2043	34,549
9,000	6.75%, 11/15/2039	10,597
13,000	Chesapeake Energy Corp., 8.00%, 01/15/2025 (e)	12,919
5,000	CITGO Petroleum Corp., 6.25%, 08/15/2022 (e)	4,997
10,000	Concho Resources, Inc., 4.88%, 10/01/2047	10,598
	Continental Resources, Inc.,
5,000	3.80%, 06/01/2024	4,925
22,000	4.50%, 04/15/2023	22,440
26,000	DCP Midstream Operating LP, 3.88%, 03/15/2023	25,935
21,000	Energy Transfer Equity LP, 5.88%, 01/15/2024	22,470
	EP Energy LLC,
13,000	7.75%, 09/01/2022	7,410
8,000	9.38%, 05/01/2020	5,920
55,000	EQT Corp., 3.00%, 10/01/2022	54,432
14,000	Genesis Energy LP, 6.00%, 05/15/2023	14,210
2,000	Gulfport Energy Corp., 6.38%, 01/15/2026 (e)	2,010
10,000	Hess Corp., 6.00%, 01/15/2040	10,780
39,000	Hilcorp Energy I LP, 5.00%, 12/01/2024 (e)	39,097
10,000	Magellan Midstream Partners LP, 4.25%, 09/15/2046	9,814
	MEG Energy Corp., (Canada),
3,000	6.38%, 01/30/2023 (e)	2,749
2,000	7.00%, 03/31/2024 (e)	1,800
10,000	MPLX LP, 5.20%, 03/01/2047	10,552

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
5,000	Oasis Petroleum, Inc., 6.88%, 03/15/2022	5,094
45,000	ONEOK Partners LP, 6.13%, 02/01/2041	51,470
6,000	Petrobras Global Finance BV, (Brazil), 6.85%, 06/05/2115	5,741
35,000	Phillips 66 Partners LP, 3.75%, 03/01/2028	34,677
	QEP Resources, Inc.,
20,000	5.25%, 05/01/2023	20,250
2,000	5.63%, 03/01/2026	2,030
EUR 100,000	Repsol International Finance BV, (Spain), Reg. S, (EUR Swap Annual 10 Year + 4.20%), 4.50%, 03/25/2075 (aa)	132,187
15,000	Rockies Express Pipeline LLC, 6.00%, 01/15/2019 (e)	15,483
200,000	Saka Energi Indonesia PT, (Indonesia), Reg. S, 4.45%, 05/05/2024	202,600
11,000	SemGroup Corp., 5.63%, 07/15/2022	10,918
10,000	SM Energy Co., 5.63%, 06/01/2025	9,625
10,000	Summit Midstream Holdings LLC, 5.50%, 08/15/2022	10,075
25,000	Sunoco Logistics Partners Operations LP, 5.30%, 04/01/2044	24,368
13,000	Sunoco LP, 5.50%, 08/01/2020	13,364
25,000	Tallgrass Energy Partners LP, 5.50%, 09/15/2024 (e)	25,938
	Targa Resources Partners LP,
5,000	5.00%, 01/15/2028 (e)	4,969
5,000	5.13%, 02/01/2025	5,112
	TerraForm Power Operating LLC,
21,000	4.25%, 01/31/2023 (e) (w)	21,052
5,000	5.00%, 01/31/2028 (e) (w)	5,019
48,000	SUB, 6.62%, 06/15/2025 (e)	52,620
EUR 100,000	TOTAL SA, (France), Reg. S, (EUR Swap Annual 5 Year + 1.86%), 2.25%, 02/26/2021 (x) (y) (aa)	123,935
	Ultra Resources, Inc.,
11,000	6.88%, 04/15/2022 (e)	11,105
3,000	7.13%, 04/15/2025 (e)	3,000
50,000	Western Gas Partners LP, 4.65%, 07/01/2026	51,893
8,000	Whiting Petroleum Corp., 5.75%, 03/15/2021	8,040
49,000	Williams Cos., Inc. (The), 3.70%, 01/15/2023	49,000
40,000	YPF SA, (Argentina), Reg. S, 8.75%, 04/04/2024	45,900

		1,418,737

	Total Energy	1,524,273

	Financials — 22.4%
	Banks — 11.9%
EUR 100,000	Allied Irish Banks plc, (Ireland), Reg. S, (EUR Swap Annual 5 Year + 3.95%), 4.13%, 11/26/2025 (aa)	129,285
EUR 200,000	Banco Bilbao Vizcaya Argentaria SA, (Spain), Reg. S, (EUR Swap Annual 5 Year + 9.18%), 8.88%, 04/14/2021 (x) (y) (aa)	282,262
	Bank of America Corp.,
45,000	(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 01/20/2028 (aa)	46,499
225,000	Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 09/05/2024 (x) (y) (aa)	249,187
EUR 100,000	Bank of Ireland, (Ireland), Reg. S, (EUR Swap Annual 5 Year + 3.55%), 4.25%, 06/11/2024 (aa)	125,543
EUR 100,000	Bankia SA, (Spain), Reg. S, (EUR Swap Annual 5 Year + 3.35%), 3.38%, 03/15/2027 (aa)	125,449
EUR 100,000	Bankinter SA, (Spain), Reg. S, (EUR Swap Annual 5 Year + 2.40%), 2.50%, 04/06/2027 (aa)	122,981
EUR 100,000	CaixaBank SA, (Spain), Reg. S, (EUR Swap Annual 5 Year + 3.35%), 3.50%, 02/15/2027 (aa)	126,446
	CIT Group, Inc.,
24,000	5.00%, 08/15/2022	25,650
3,000	5.38%, 05/15/2020	3,180
	Citigroup, Inc.,
60,000	4.30%, 11/20/2026	62,457
20,000	Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 03/27/2020 (x) (y) (aa)	20,950
225,000	Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 05/15/2025 (x) (y) (aa)	242,438
18,000	Series R, (ICE LIBOR USD 3 Month + 4.48%), 6.13%, 11/15/2020 (x) (y) (aa)	19,198
EUR 50,000	Commerzbank AG, (Germany), Reg. S, 4.00%, 03/23/2026	68,124
GBP 15,000	Cooperatieve Rabobank UA, (Netherlands), Series 2541, 4.00%, 09/19/2022	22,557
200,000	Credit Agricole SA, (France), (USD Swap Semi 5 Year + 6.19%), 8.13%, 12/23/2025 (e) (x) (y) (aa)	240,150
200,000	HSBC Holdings plc, (United Kingdom), (USD ICE Swap Rate 5 Year + 5.51%), 6.87%, 06/01/2021 (x) (y) (aa)	216,500
	ING Groep NV, (Netherlands),
EUR 100,000	(EUR Swap Annual 5 Year + 2.85%), 3.00%, 04/11/2028 (aa)	130,920
200,000	Reg. S, (USD Swap Semi 5 Year + 5.12%), 6.87%, 04/16/2022 (x) (y) (aa)	219,000

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
200,000	Intesa Sanpaolo SpA, (Italy), (USD Swap Semi 5 Year + 5.46%), 7.70%, 09/17/2025 (e) (x) (y) (aa)	217,000
20,000	Royal Bank of Scotland Group plc, (United Kingdom), 6.00%, 12/19/2023	22,123
EUR 100,000	Societe Generale SA, (France), Reg. S, (EUR Swap Annual 5 Year + 5.54%), 6.75%, 04/07/2021 (x) (y) (aa)	133,999
65,000	SunTrust Banks, Inc., Series H, (ICE LIBOR USD 3 Month + 2.79%), 5.13%, 12/15/2027 (x) (y) (aa)	64,269
25,000	Toronto-Dominion Bank (The), (Canada), (USD Swap Semi 5 Year + 2.21%), 3.62%, 09/15/2031 (aa)	24,783
EUR 100,000	UniCredit SpA, (Italy), Reg. S, (EUR Swap Annual 5 Year + 4.32%), 4.38%, 01/03/2027 (aa)	130,141
100,000	Wells Fargo & Co., 4.30%, 07/22/2027	105,314

		3,176,405

	Capital Markets — 5.5%
	Bank of New York Mellon Corp. (The),
50,000	Series E, (ICE LIBOR USD 3 Month + 3.42%), 4.95%, 06/20/2020 (x) (y) (aa)	51,813
94,000	Series F, (ICE LIBOR USD 3 Month + 3.13%), 4.62%, 09/20/2026 (x) (y) (aa)	96,350
200,000	Credit Suisse Group AG, (Switzerland), (USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (e) (x) (y) (aa)	229,234
	Goldman Sachs Group, Inc. (The),
15,000	(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (aa)	15,277
225,000	Series M, (ICE LIBOR USD 3 Month + 3.92%), 5.38%, 05/10/2020 (x) (y) (aa)	233,010
120,000	Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (x) (y) (aa)	119,100
7,000	LPL Holdings, Inc., 5.75%, 09/15/2025 (e)	7,201
	Morgan Stanley,
EUR 50,000	2.38%, 03/31/2021	63,839
30,000	3.13%, 07/27/2026	29,440
75,000	3.88%, 01/27/2026	77,710
20,000	4.38%, 01/22/2047	21,320
225,000	Series H, (ICE LIBOR USD 3 Month + 3.61%), 5.45%, 07/15/2019 (x) (y) (aa)	231,840
18,000	MSCI, Inc., 5.25%, 11/15/2024 (e)	19,035
EUR 200,000	UBS Group AG, (Switzerland), Reg. S, (EUR Swap Annual 5 Year + 5.29%), 5.75%, 02/19/2022 (x) (y) (aa)	271,767

		1,466,936

	Consumer Finance — 2.2%
	Ally Financial, Inc.,
20,000	4.25%, 04/15/2021	20,725
38,000	4.63%, 03/30/2025	40,280
50,000	Capital One Financial Corp., 3.75%, 04/24/2024	51,416
3,000	FirstCash, Inc., 5.38%, 06/01/2024 (e)	3,120
200,000	Ford Motor Credit Co. LLC, 4.38%, 08/06/2023	210,552
55,000	General Motors Financial Co., Inc., 3.95%, 04/13/2024	56,355
EUR 100,000	Lincoln Finance Ltd., (Netherlands), Reg. S, 6.88%, 04/15/2021	125,000
42,000	Springleaf Finance Corp., 8.25%, 12/15/2020	46,463
30,000	Synchrony Financial, 3.70%, 08/04/2026	29,502

		583,413

	Diversified Financial Services — 1.9%
12,000	ACE Cash Express, Inc., 11.00%, 02/01/2019 (e)	12,000
10,000	CNG Holdings, Inc., 9.38%, 05/15/2020 (e)	9,500
200,000	EDP Finance BV, (Portugal), 5.25%, 01/14/2021 (e)	214,948
	Nationstar Mortgage LLC,
37,000	6.50%, 07/01/2021	37,462
20,000	7.88%, 10/01/2020	20,420
GBP 100,000	Nationwide Building Society, (United Kingdom), Reg. S, (GBP Swap 5 Year + 4.88%), 6.88%, 06/20/2019 (x) (y) (aa)	141,833
65,000	Shell International Finance BV, (Netherlands), 4.13%, 05/11/2035	69,569

		505,732

	Insurance — 0.7%
130,000	American International Group, Inc., 3.90%, 04/01/2026	133,966
5,000	CNO Financial Group, Inc., 5.25%, 05/30/2025	5,300
30,000	MetLife, Inc., 4.72%, 12/15/2044	33,625
GBP 9,000	Zurich Finance UK plc, (Switzerland), (U.K. Government Bonds 5 Year Note Generic Bid Yield + 2.85%), 6.62%, 10/02/2022 (x) (y) (aa)	14,422

		187,313

	Thrifts & Mortgage Finance — 0.2%
	Ladder Capital Finance Holdings LLLP,
7,000	5.25%, 03/15/2022 (e)	7,227
3,000	5.25%, 10/01/2025 (e)	2,993
21,000	Quicken Loans, Inc., 5.75%, 05/01/2025 (e)	22,077

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Thrifts & Mortgage Finance — continued
14,000	Radian Group, Inc., 4.50%, 10/01/2024	14,389

		46,686

	Total Financials	5,966,485

	Health Care — 3.9%
	Biotechnology — 0.2%
40,000	AbbVie, Inc., 4.30%, 05/14/2036	41,814

	Health Care Equipment & Supplies — 0.2%
	Hologic, Inc.,
3,000	4.38%, 10/15/2025 (e)	3,067
13,000	5.25%, 07/15/2022 (e)	13,569
	Mallinckrodt International Finance SA,
35,000	3.50%, 04/15/2018	34,825
13,000	5.63%, 10/15/2023 (e)	11,408

		62,869

	Health Care Providers & Services — 2.1%
25,000	Acadia Healthcare Co., Inc., 6.50%, 03/01/2024	25,812
	Centene Corp.,
5,000	4.75%, 01/15/2025	5,129
11,000	6.13%, 02/15/2024	11,770
	Community Health Systems, Inc.,
3,000	5.13%, 08/01/2021	2,805
12,000	6.25%, 03/31/2023	11,220
5,000	7.13%, 07/15/2020	3,900
EUR 100,000	Constantin Investissement 3 SASU, (France), Reg. S, 5.38%, 04/15/2025	122,529
	DaVita, Inc.,
50,000	5.00%, 05/01/2025	50,063
33,000	5.13%, 07/15/2024	33,577
24,000	Envision Healthcare Corp., 5.63%, 07/15/2022	24,420
	HCA, Inc.,
54,000	5.00%, 03/15/2024	56,700
10,000	5.50%, 06/15/2047	10,125
29,000	5.88%, 03/15/2022	31,429
21,000	5.88%, 05/01/2023	22,365
16,000	5.88%, 02/15/2026	17,020
20,000	MPH Acquisition Holdings LLC, 7.13%, 06/01/2024 (e)	21,475
7,000	Polaris Intermediate Corp., 8.50% (cash), 12/01/2022 (e) (v)	7,283
18,000	Team Health Holdings, Inc., 6.38%, 02/01/2025 (e)	16,290
	Tenet Healthcare Corp.,
20,000	4.38%, 10/01/2021	20,000
6,000	4.63%, 07/15/2024 (e)	5,910
25,000	5.13%, 05/01/2025 (e)	24,125
39,000	6.75%, 06/15/2023	36,465
2,000	7.00%, 08/01/2025 (e)	1,815
10,000	WellCare Health Plans, Inc., 5.25%, 04/01/2025	10,588

		572,815

	Health Care Technology — 0.5%
	Quintiles IMS, Inc.,
EUR 100,000	Reg. S, 3.25%, 03/15/2025	122,832
11,000	4.88%, 05/15/2023 (e)	11,385

		134,217

	Pharmaceuticals — 0.9%
40,000	Actavis Funding SCS, 3.80%, 03/15/2025	40,256
2,000	Catalent Pharma Solutions, Inc., 4.88%, 01/15/2026 (e)	2,025
	Concordia International Corp., (Canada),
32,000	7.00%, 04/15/2023 (e)	3,200
2,000	9.00%, 04/01/2022 (e)	1,670
20,000	Endo Finance LLC, 5.75%, 01/15/2022 (e)	16,500
50,000	Mylan NV, 3.95%, 06/15/2026	49,848
65,000	Teva Pharmaceutical Finance Netherlands III BV, (Israel), 3.15%, 10/01/2026	54,551
	Valeant Pharmaceuticals International, Inc.,
9,000	5.50%, 11/01/2025 (e)	9,090
3,000	5.88%, 05/15/2023 (e)	2,621
7,000	6.38%, 10/15/2020 (e)	7,000
8,000	6.50%, 03/15/2022 (e)	8,400
30,000	6.75%, 08/15/2021 (e)	29,250
6,000	7.00%, 03/15/2024 (e)	6,428

		230,839

	Total Health Care	1,042,554

	Industrials — 7.2%
	Aerospace & Defense — 1.4%
	Arconic, Inc.,
22,000	5.13%, 10/01/2024	23,403
94,000	5.90%, 02/01/2027	104,810
8,000	6.75%, 01/15/2028	9,380
	Bombardier, Inc., (Canada),
2,000	7.50%, 12/01/2024 (e)	2,017
42,000	7.75%, 03/15/2020 (e)	45,237
EUR 100,000	Leonardo SpA, (Italy), 4.88%, 03/24/2025	145,114
	TransDigm, Inc.,
11,000	6.00%, 07/15/2022	11,344

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Aerospace & Defense — continued
11,000	6.38%, 06/15/2026	11,165
15,000	United Technologies Corp., 4.15%, 05/15/2045	15,619

		368,089

	Airlines — 0.4%
79,743	Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.00%, 10/29/2024	83,204
	United Continental Holdings, Inc.,
15,000	4.25%, 10/01/2022	15,037
15,000	5.00%, 02/01/2024	15,141

		113,382

	Building Products — 1.1%
3,000	Airxcel, Inc., 8.50%, 02/15/2022 (e)	3,172
GBP 50,000	Cie de Saint-Gobain, (France), Reg. S, 5.63%, 11/15/2024	82,466
	Masco Corp.,
15,000	3.50%, 11/15/2027	14,800
65,000	4.38%, 04/01/2026	68,536
14,000	NCI Building Systems, Inc., 8.25%, 01/15/2023 (e)	14,893
	Owens Corning,
45,000	3.40%, 08/15/2026	43,947
30,000	4.30%, 07/15/2047	29,089
22,000	Standard Industries, Inc., 6.00%, 10/15/2025 (e)	23,709
19,000	Summit Materials LLC, 6.13%, 07/15/2023	19,861

		300,473

	Commercial Services & Supplies — 0.8%
3,000	ACCO Brands Corp., 5.25%, 12/15/2024 (e)	3,124
20,000	ADT Corp. (The), 4.13%, 06/15/2023	20,212
9,000	Brink’s Co. (The), 4.63%, 10/15/2027 (e)	8,928
15,000	Covanta Holding Corp., 5.88%, 03/01/2024	15,150
25,000	GW Honos Security Corp., (Canada), 8.75%, 05/15/2025 (e)	26,750
29,000	Prime Security Services Borrower LLC, 9.25%, 05/15/2023 (e)	32,009
EUR 90,000	Verisure Holding AB, (Sweden), Reg. S, 6.00%, 11/01/2022	114,603

		220,776

	Construction & Engineering — 0.2%
37,000	AECOM, 5.88%, 10/15/2024	40,237
21,000	Tutor Perini Corp., 6.88%, 05/01/2025 (e)	22,321

		62,558

	Electrical Equipment — 0.9%
40,000	Eaton Corp., 3.92%, 09/15/2047	38,792
EUR 100,000	NEW Areva Holding SA, (France), Reg. S, 3.13%, 03/20/2023	125,024
	Sensata Technologies BV,
5,000	4.88%, 10/15/2023 (e)	5,221
19,000	5.63%, 11/01/2024 (e)	20,995
33,000	Vertiv Group Corp., 9.25%, 10/15/2024 (e)	35,805

		225,837

	Machinery — 0.3%
3,000	Navistar International Corp., 6.63%, 11/01/2025 (e)	3,107
	Novelis Corp.,
5,000	5.88%, 09/30/2026 (e)	5,225
10,000	6.25%, 08/15/2024 (e)	10,550
7,000	Oshkosh Corp., 5.38%, 03/01/2025	7,437
2,000	RBS Global, Inc., 4.88%, 12/15/2025 (e)	2,000
3,000	Tennant Co., 5.63%, 05/01/2025 (e)	3,120
11,000	Terex Corp., 5.63%, 02/01/2025 (e)	11,612
17,000	Wabash National Corp., 5.50%, 10/01/2025 (e)	17,128
5,000	Xylem, Inc., 4.38%, 11/01/2046	5,221

		65,400

	Professional Services — 0.1%
12,000	AMN Healthcare, Inc., 5.13%, 10/01/2024 (e)	12,390
6,000	IHS Markit Ltd., 4.00%, 03/01/2026 (e)	6,068

		18,458

	Road & Rail — 1.5%
5,000	Avis Budget Car Rental LLC, 5.25%, 03/15/2025 (e)	4,925
	DAE Funding LLC, (United Arab Emirates),
3,000	4.50%, 08/01/2022 (e)	2,996
3,000	5.00%, 08/01/2024 (e)	3,000
EUR 125,000	Europcar Groupe SA, (France), Reg. S, 5.75%, 06/15/2022	155,858
GBP 41,090	Great Rolling Stock Co. Ltd. (The), (United Kingdom), Reg. S, 6.88%, 07/27/2035	71,818
EUR 100,000	Loxam SAS, (France), Reg. S, 4.25%, 04/15/2024	127,433
	Park Aerospace Holdings Ltd., (Ireland),
8,000	4.50%, 03/15/2023 (e)	7,760
12,000	5.25%, 08/15/2022 (e)	12,270
15,000	Union Pacific Corp., 3.60%, 09/15/2037	15,163

		401,223

	Trading Companies & Distributors — 0.4%
18,000	Aircastle Ltd., 7.63%, 04/15/2020	19,755
5,000	H&E Equipment Services, Inc., 5.63%, 09/01/2025 (e)	5,237

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Trading Companies & Distributors — continued
14,000	HD Supply, Inc., 5.75%, 04/15/2024 (e)	14,910
	United Rentals North America, Inc.,
3,000	4.63%, 10/15/2025	3,057
5,000	4.88%, 01/15/2028	5,056
49,000	5.50%, 05/15/2027	51,940
9,000	WESCO Distribution, Inc., 5.38%, 06/15/2024	9,293

		109,248

	Transportation Infrastructure — 0.1%
GBP 15,000	Autostrade per l’Italia SpA, (Italy), 6.25%, 06/09/2022	24,303

	Total Industrials	1,909,747

	Information Technology — 2.3%
	Communications Equipment — 0.4%
32,000	Avaya, Inc., 7.00%, 04/01/2019 (d) (e)	24,560
17,000	CommScope Technologies LLC, 5.00%, 03/15/2027 (e)	17,127
45,000	Harris Corp., 5.05%, 04/27/2045	51,464
	Nokia OYJ, (Finland),
5,000	3.38%, 06/12/2022	4,988
5,000	4.38%, 06/12/2027	4,960
12,000	ViaSat, Inc., 5.63%, 09/15/2025 (e)	12,135

		115,234

	Electronic Equipment, Instruments & Components — 0.4%
	Anixter, Inc.,
28,000	5.50%, 03/01/2023	30,135
32,000	5.63%, 05/01/2019	33,120
41,000	CDW LLC, 5.50%, 12/01/2024	44,690

		107,945

	Internet Software & Services — 0.3%
35,000	Rackspace Hosting, Inc., 8.63%, 11/15/2024 (e)	37,537
	Zayo Group LLC,
3,000	5.75%, 01/15/2027 (e)	3,090
27,000	6.38%, 05/15/2025	28,553

		69,180

	IT Services — 0.4%
30,000	Alliance Data Systems Corp., 5.38%, 08/01/2022 (e)	30,450
	First Data Corp.,
30,000	5.00%, 01/15/2024 (e)	31,050
20,000	5.75%, 01/15/2024 (e)	20,750
10,000	7.00%, 12/01/2023 (e)	10,581

		92,831

	Semiconductors & Semiconductor Equipment — 0.0% (g)
2,000	Entegris, Inc., 4.63%, 02/10/2026 (e)	2,043
6,000	Micron Technology, Inc., 5.25%, 01/15/2024 (e)	6,255
4,000	Versum Materials, Inc., 5.50%, 09/30/2024 (e)	4,280

		12,578

	Software — 0.5%
6,000	Camelot Finance SA, 7.88%, 10/15/2024 (e)	6,420
5,000	CURO Financial Technologies Corp., 12.00%, 03/01/2022 (e)	5,465
17,000	Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/2024 (e)	19,040
6,000	Infor Software Parent LLC, 7.13% (cash), 05/01/2021 (e) (v)	6,150
18,000	Infor US, Inc., 6.50%, 05/15/2022	18,540
6,000	Informatica LLC, 7.13%, 07/15/2023 (e)	6,120
2,000	j2 Cloud Services LLC, 6.00%, 07/15/2025 (e)	2,080
65,000	Oracle Corp., 3.25%, 11/15/2027	65,815

		129,630

	Technology Hardware, Storage & Peripherals — 0.3%
	Dell International LLC,
3,000	4.42%, 06/15/2021 (e)	3,131
8,000	5.45%, 06/15/2023 (e)	8,629
3,000	5.88%, 06/15/2021 (e)	3,120
3,000	7.13%, 06/15/2024 (e)	3,255
23,000	Diebold Nixdorf, Inc., 8.50%, 04/15/2024	24,725
25,000	EMC Corp., 3.38%, 06/01/2023	24,112
10,000	Western Digital Corp., 7.38%, 04/01/2023 (e)	10,875

		77,847

	Total Information Technology	605,245

	Materials — 6.1%
	Chemicals — 1.9%
15,000	Blue Cube Spinco, Inc., 10.00%, 10/15/2025	18,225
	CF Industries, Inc.,
10,000	4.50%, 12/01/2026 (e)	10,446
9,000	5.15%, 03/15/2034	8,977
15,000	6.88%, 05/01/2018	15,300
6,000	Chemours Co. (The), 5.38%, 05/15/2027	6,255
3,000	Cornerstone Chemical Co., 6.75%, 08/15/2024 (e)	2,970
43,000	CVR Partners LP, 9.25%, 06/15/2023 (e)	45,580
5,000	FXI Holdings, Inc., 7.88%, 11/01/2024 (e)	5,008

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Chemicals — continued
21,000	Hexion, Inc., 6.63%, 04/15/2020	18,532
EUR 100,000	INEOS Finance plc, (Luxembourg), Reg. S, 4.00%, 05/01/2023	122,747
EUR 100,000	INEOS Group Holdings SA, (Luxembourg), Reg. S, 5.38%, 08/01/2024	128,250
2,000	Koppers, Inc., 6.00%, 02/15/2025 (e)	2,148
15,000	NOVA Chemicals Corp., (Canada), 4.88%, 06/01/2024 (e)	15,160
17,000	Olin Corp., 5.13%, 09/15/2027	17,850
9,000	PolyOne Corp., 5.25%, 03/15/2023	9,652
2,000	PQ Corp., 5.75%, 12/15/2025 (e) (w)	2,045
12,000	Scotts Miracle-Gro Co. (The), 5.25%, 12/15/2026	12,645
4,000	Trinseo Materials Operating SCA, 5.38%, 09/01/2025 (e)	4,175
10,000	Tronox Finance LLC, 7.50%, 03/15/2022 (e)	10,475
18,000	Tronox Finance plc, 5.75%, 10/01/2025 (e)	18,720
16,000	Valvoline, Inc., 4.38%, 08/15/2025 (e)	16,120
10,000	Venator Finance Sarl, 5.75%, 07/15/2025 (e)	10,550

		501,830

	Construction Materials — 0.0% (g)
9,000	US Concrete, Inc., 6.38%, 06/01/2024	9,653

	Containers & Packaging — 2.3%
EUR 125,000	Ardagh Packaging Finance plc, (Ireland), Reg. S, 6.75%, 05/15/2024	164,961
12,000	Ball Corp., 4.00%, 11/15/2023	12,330
16,000	Berry Global, Inc., 6.00%, 10/15/2022	16,880
7,000	Owens-Brockway Glass Container, Inc., 5.00%, 01/15/2022 (e)	7,368
35,000	Reynolds Group Issuer, Inc., 5.75%, 10/15/2020	35,591
19,000	Sealed Air Corp., 4.88%, 12/01/2022 (e)	20,164
EUR 125,000	SIG Combibloc Holdings SCA, (Luxembourg), Reg. S, 7.75%, 02/15/2023	155,848
EUR 150,000	Verallia Packaging SASU, (France), Reg. S, 5.13%, 08/01/2022	187,464

		600,606

	Metals & Mining — 1.3%
	AK Steel Corp.,
4,000	7.00%, 03/15/2027	3,961
9,000	7.50%, 07/15/2023	9,765
17,000	Aleris International, Inc., 7.88%, 11/01/2020	16,660
10,000	Commercial Metals Co., 4.88%, 05/15/2023	10,275
	FMG Resources August 2006 Pty. Ltd., (Australia),
4,000	4.75%, 05/15/2022 (e)	4,065
5,000	5.13%, 05/15/2024 (e)	5,131
	Freeport-McMoRan, Inc.,
17,000	3.55%, 03/01/2022	16,766
17,000	3.88%, 03/15/2023	16,806
13,000	5.45%, 03/15/2043	12,314
10,000	Hudbay Minerals, Inc., (Canada), 7.25%, 01/15/2023 (e)	10,687
23,000	Kaiser Aluminum Corp., 5.88%, 05/15/2024	24,668
9,000	Lundin Mining Corp., (Canada), 7.88%, 11/01/2022 (e)	9,697
20,000	Southern Copper Corp., (Peru), 6.75%, 04/16/2040	25,800
22,000	Steel Dynamics, Inc., 5.50%, 10/01/2024	23,417
EUR 100,000	thyssenkrupp AG, (Germany), Reg. S, 2.50%, 02/25/2025	129,023
16,000	United States Steel Corp., 8.38%, 07/01/2021 (e)	17,480
21,000	Vale Overseas Ltd., (Brazil), 6.25%, 08/10/2026	24,296

		360,811

	Paper & Forest Products — 0.6%
25,000	Fibria Overseas Finance Ltd., (Brazil), 5.50%, 01/17/2027	26,873
EUR 100,000	WEPA Hygieneprodukte GmbH, (Germany), Reg. S, 3.75%, 05/15/2024	123,216

		150,089

	Total Materials	1,622,989

	Real Estate — 0.6%
	Equity Real Estate Investment Trusts (REITs) — 0.6%
30,000	American Tower Corp., 3.55%, 07/15/2027	29,715
	CyrusOne LP,
4,000	5.00%, 03/15/2024 (e)	4,160
12,000	5.38%, 03/15/2027 (e)	12,570
14,000	Equinix, Inc., 5.75%, 01/01/2025	14,962
4,000	Iron Mountain, Inc., 4.88%, 09/15/2027 (e)	4,090
13,000	SBA Communications Corp., 4.88%, 07/15/2022	13,455
	VEREIT Operating Partnership LP,
20,000	3.95%, 08/15/2027	19,750
67,000	4.60%, 02/06/2024	70,136

	Total Real Estate	168,838

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Telecommunication Services — 5.2%
	Diversified Telecommunication Services — 3.6%
	AT&T, Inc.,
25,000	3.90%, 08/14/2027	24,826
10,000	5.15%, 02/14/2050	9,898
40,000	5.25%, 03/01/2037	41,643
	CCO Holdings LLC,
49,000	5.13%, 05/01/2027 (e)	48,541
10,000	5.50%, 05/01/2026 (e)	10,200
16,000	5.75%, 02/15/2026 (e)	16,600
18,000	5.88%, 04/01/2024 (e)	18,855
8,000	5.88%, 05/01/2027 (e)	8,318
5,000	CenturyLink, Inc., Series T, 5.80%, 03/15/2022	4,781
21,000	Cincinnati Bell, Inc., 7.00%, 07/15/2024 (e)	20,370
10,000	Consolidated Communications, Inc., 6.50%, 10/01/2022	9,113
EUR 120,000	eircom Finance DAC, (Ireland), Reg. S, 4.50%, 05/31/2022	148,143
51,000	Embarq Corp., 8.00%, 06/01/2036	48,450
	Frontier Communications Corp.,
21,000	9.25%, 07/01/2021	16,892
8,000	11.00%, 09/15/2025	6,140
	Intelsat Jackson Holdings SA, (Luxembourg),
12,000	5.50%, 08/01/2023	9,825
11,000	7.25%, 10/15/2020	10,395
10,000	7.50%, 04/01/2021	9,313
28,000	8.00%, 02/15/2024 (e)	29,610
5,000	9.75%, 07/15/2025 (e)	4,825
24,000	Level 3 Financing, Inc., 5.38%, 05/01/2025	24,067
	Qwest Corp.,
9,000	6.75%, 12/01/2021	9,606
30,000	7.13%, 11/15/2043	27,322
EUR 110,000	Telecom Italia SpA, (Italy), Reg. S, 2.50%, 07/19/2023	139,694
	Verizon Communications, Inc.,
20,000	(ICE LIBOR USD 3 Month + 1.00%), 2.32%, 03/16/2022 (aa)	20,466
65,000	5.25%, 03/16/2037	71,058
EUR 120,000	Virgin Media Finance plc, (United Kingdom), Reg. S, 4.50%, 01/15/2025	149,942
14,000	Windstream Services LLC, 7.75%, 10/01/2021	10,850

		949,743

	Wireless Telecommunication Services — 1.6%
25,000	Hughes Satellite Systems Corp., 5.25%, 08/01/2026	25,375
EUR 100,000	Matterhorn Telecom SA, (Luxembourg), Reg. S, 3.88%, 05/01/2022	121,828
	Sprint Communications, Inc.,
18,000	9.00%, 11/15/2018 (e)	19,012
21,000	9.25%, 04/15/2022	25,410
	Sprint Corp.,
25,000	7.13%, 06/15/2024	25,922
20,000	7.63%, 02/15/2025	21,240
9,000	7.88%, 09/15/2023	9,697
EUR 100,000	Telefonica Europe BV, (Spain), Reg. S, (EUR Swap Annual 8 Year + 5.59%), 7.63%, 09/18/2021 (x) (y) (aa)	142,844
	T-Mobile USA, Inc.,
25,000	6.63%, 04/01/2023	26,148
13,000	6.84%, 04/28/2023	13,650

		431,126

	Total Telecommunication Services	1,380,869

	Utilities — 3.8%
	Electric Utilities — 1.8%
60,000	Emera US Finance LP, (Canada), 3.55%, 06/15/2026	60,142
GBP 100,000	Enel SpA, (Italy), Reg. S, (GBP Swap 5 Year + 4.09%), 6.62%, 09/15/2076 (aa)	153,159
25,000	Exelon Corp., 4.45%, 04/15/2046	26,654
	FirstEnergy Corp.,
30,000	Series B, 3.90%, 07/15/2027	30,606
10,000	Series C, 4.85%, 07/15/2047	10,776
15,000	Fortis, Inc., (Canada), 3.06%, 10/04/2026	14,472
GBP 50,000	Iberdrola Finanzas SA, (Spain), 7.38%, 01/29/2024	88,218
	NextEra Energy Operating Partners LP,
4,000	4.25%, 09/15/2024 (e)	4,050
3,000	4.50%, 09/15/2027 (e)	3,007
35,000	Pennsylvania Electric Co., 3.25%, 03/15/2028 (e)	34,571
35,000	PPL Capital Funding, Inc., 4.00%, 09/15/2047	35,148
21,000	Terraform Global Operating LLC, 9.75%, 08/15/2022 (e)	23,205

		484,008

	Gas Utilities — 0.0% (g)
3,000	AmeriGas Partners LP, 5.50%, 05/20/2025	3,041

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Independent Power and Renewable Electricity Producers — 1.2%
9,000	AES Corp., 5.50%, 03/15/2024	9,427
34,000	Calpine Corp., 5.25%, 06/01/2026 (e)	34,382
	Dynegy, Inc.,
23,000	5.88%, 06/01/2023	23,748
4,000	8.13%, 01/30/2026 (e)	4,450
200,000	Empresa Electrica Angamos SA, (Chile), Reg. S, 4.88%, 05/25/2029	198,500
41,000	GenOn Energy, Inc., 9.88%, 10/15/2020 (d)	28,905
	NRG Energy, Inc.,
4,000	5.75%, 01/15/2028 (e)	4,000
20,000	6.63%, 01/15/2027	21,550
9,000	NRG Yield Operating LLC, 5.38%, 08/15/2024	9,338

		334,300

	Multi-Utilities — 0.7%
GBP 15,000	innogy Finance BV, (Germany), Reg. S, 5.63%, 12/06/2023	24,437
GBP 100,000	NGG Finance plc, (United Kingdom), Reg. S, (GBP Swap 12 Year + 3.48%), 5.63%, 06/18/2073 (aa)	153,011

		177,448

	Water Utilities — 0.1%
GBP 10,000	Northumbrian Water Finance plc, (United Kingdom), Reg. S, 6.88%, 02/06/2023	16,849

	Total Utilities	1,015,646

	Total Corporate Bonds (Cost $17,997,108)	18,649,600

U.S. Treasury Obligation — 0.1%
10,000	U.S. Treasury Bonds, 3.00%, 05/15/2047 (Cost $10,155)	10,316

Loan Assignments — 23.2% (cc)
	Consumer Discretionary — 5.6%
	Diversified Consumer Services — 0.6%
148,486	Spin Holdco, Inc., Term Loan B, (ICE LIBOR USD 2 Month + 3.75%), 5.15%, 11/14/2022 (aa)	149,599

	Hotels, Restaurants & Leisure — 0.7%
81,589	1011778 BC ULC, 1st Lien Term Loan B, (LIBOR + 2.25%), 3.59%, 02/16/2024 (aa)	81,538
14,151	Golden Nugget, Inc., 1st Lien Term Loan B, (LIBOR + 3.25%), 4.60%, 10/04/2023 (aa)	14,253
19,900	Hilton Worldwide Finance LLC, Series B-2 Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 3.33%, 10/25/2023 (aa)	19,994
74,034	Seminole Hard Rock Entertainment, Inc., Term Loan B, (ICE LIBOR USD 3 Month + 2.75%), 4.08%, 05/14/2020 (aa)	74,373

		190,158

	Leisure Products — 0.6%
150,000	Delta 2 Sarl, USD Facility B-3 Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 02/01/2024 (aa)	150,750

	Media — 3.6%
89,775	Altice US Finance I Corp., Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 3.60%, 07/28/2025 (aa)	89,064
99,250	AMC Entertainment, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 2.25%), 3.50%, 10/31/2023 (aa)	99,126
98,747	Charter Communications Operating LLC, 1st Lien Term Loan H, (ICE LIBOR USD 1 Month + 2.00%), 3.35%, 01/15/2022 (aa)	99,056
139,300	CSC Holdings LLC, 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 3.51%, 07/17/2025 (aa)	138,429
51,372	Gray Television, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.25%), 3.74%, 02/07/2024 (aa)	51,603
35,000	Red Ventures LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 3.50%), 5.33%, 10/18/2024 (aa)	34,814
70,258	Sinclair Broadcast Group, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.25%), 3.60%, 01/03/2024 (aa)	70,258
74,724	Tribune Media Co., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 01/26/2024 (aa)	74,836
98,663	Univision Communications, Inc., 1st Lien Term Loan C-5, (ICE LIBOR USD 1 Month + 2.75%), 4.10%, 03/15/2024 (aa)	97,923
76,805	WMG Acquisition Corp., Term Loan, (ICE LIBOR USD 1 Month + 2.50%), 3.83%, 11/01/2023 (aa)	76,853

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Media — continued
116,412	Zuffa LLC, 1st Lien Guaranteed Senior Secured Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.58%, 08/18/2023 (aa)	116,976

		948,938

	Multiline Retail — 0.1%
44,960	JC Penney Corp., Term Loan B, (ICE LIBOR USD 3 Month + 4.25%), 5.73%, 06/23/2023 (aa)	40,959

	Total Consumer Discretionary	1,480,404

	Consumer Staples — 3.0%
	Food & Staples Retailing — 1.3%
99,501	Albertson’s LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.33%, 12/21/2022 (aa)	96,656
99,250	Moran Foods LLC, Term Loan B, (ICE LIBOR USD 1 Month + 6.00%), 7.35%, 11/29/2023 (aa)	78,408
65,297	SUPERVALU, Inc., Delayed Draw Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 4.85%, 06/02/2024 (aa)	62,848
108,828	SUPERVALU, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.50%), 4.85%, 06/08/2024 (aa)	104,747

		342,659

	Food Products — 1.4%
57,638	Dole Food Co., 1st Lien Term Loan B, (LIBOR + 2.75%; US Prime Rate + 1.75%), 4.06%, 04/06/2024 (aa)	57,821
148,087	Hearthside Group Holdings LLC, 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.24%, 06/02/2021 (aa)	148,765
79,552	JBS USA Holdings, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 2.50%), 3.76%, 10/30/2022 (aa)	77,842
78,408	Pinnacle Foods Finance LLC, Term Loan B, (ICE LIBOR USD 1 Month + 2.00%), 3.24%, 02/02/2024 (aa)	78,824

		363,252

	Personal Products — 0.3%
89,488	Prestige Brands, Inc., 1st Lien Term Loan B-4, (ICE LIBOR USD 1 Month + 2.75%), 4.10%, 01/26/2024 (aa)	89,921

	Total Consumer Staples	795,832

	Energy — 1.9%
	Energy Equipment & Services — 0.2%
37,500	ExGen Renewables IV, LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 11/15/2024 (aa) ^	37,781

	Oil, Gas & Consumable Fuels — 1.7%
100,000	California Resources Corp., Senior Secured Term Loan, (ICE LIBOR USD 3 Month + 5.50%), 6.02%, 12/31/2022 (aa) ^	98,301
10,000	Chesapeake Energy Corp., 1st Lien Last Out, (ICE LIBOR USD 3 Month + 7.50%), 8.81%, 08/23/2021 (aa)	10,637
195,061	Gulf Finance LLC, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 5.25%), 6.59%, 08/25/2023 (aa)	181,406
49,750	MEG Energy Corp., 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 3.50%), 4.83%, 12/31/2023 (aa)	49,715
23,063	Summit Midstream Partners Holdings LLC, Senior Secured Term Loan, (ICE LIBOR USD 1 Month + 6.00%), 7.35%, 05/16/2022 (aa)	23,428
17,000	TerraForm Power Operating LLC, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 3.25%), 4.15%, 11/08/2022 (aa)	17,149
81,400	Ultra Resources, Inc., Term Loan, (LIBOR + 3.00%), 4.41%, 04/12/2024 (aa)	81,196

		461,832

	Total Energy	499,613

	Financials — 0.3%
	Capital Markets — 0.3%
76,156	Camelot Finance LP, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 4.60%, 10/03/2023 (aa)	76,362

	Health Care — 3.0%
	Health Care Equipment & Supplies — 0.9%
148,490	Mallinckrodt International Finance, Term Loan B, (ICE LIBOR USD 3 Month + 2.75%), 4.08%, 09/24/2024 (aa)	148,367
98,979	Pharmaceutical Product Development LLC, 1st Lien Term Loan, (LIBOR + 2.75%), 4.09%, 08/18/2022 (aa)	99,125

		247,492

	Health Care Providers & Services — 1.2%
51,213	Community Health Systems, Inc., Incremental 2021 Term H Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.48%, 01/27/2021 (aa)	49,001
181,844	MultiPlan, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 3.00%), 4.33%, 06/07/2023 (aa)	181,930

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Health Care Providers & Services — continued
98,721	National Mentor Holdings, Inc., Tranche B Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.33%, 01/31/2021 (aa)	99,190

		330,121

	Pharmaceuticals — 0.9%
82,971	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), (ICE LIBOR USD 1 Month + 4.25%), 5.60%, 10/21/2021 (aa)	66,429
89,550	Grifols Worldwide Operations Ltd., Term Loan B, (1 Week LIBOR + 2.25%), 3.45%, 01/31/2025 (aa)	89,774
81,535	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (ICE LIBOR USD 1 Month + 4.75%), 4.75%, 04/01/2022 (aa)	82,616

		238,819

	Total Health Care	816,432

	Industrials — 1.2%
	Aerospace & Defense — 0.2%
60,000	MacDonald Dettwiler and Associates Ltd., Term Loan B, (Canada), (ICE LIBOR USD 3 Month + 2.75%), 4.10%, 10/04/2024 (aa)	60,225

	Commercial Services & Supplies — 0.9%
85,218	Garda World Security, 1st Lien Term Loan B, (LIBOR + 2.50%—3.50%), 5.47%, 05/24/2024 (aa)	85,453
149,002	Prime Security Services Borrower LLC, Term B-1 Loan, (ICE LIBOR USD 1 Month + 2.75%), 4.10%, 05/02/2022 (aa)	150,027

		235,480

	Machinery — 0.1%
19,850	Zodiac Pool Solutions LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 4.00%), 5.33%, 12/20/2023 (aa)	19,900

	Total Industrials	315,605

	Information Technology — 1.8%
	IT Services — 0.5%
137,429	First Data Corp., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 3.56%, 07/08/2022 (aa)	137,420

	Semiconductors & Semiconductor Equipment — 0.9%
159,364	Microsemi Corp., 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 2.00%), 3.38%, 01/13/2023 (aa)	159,740
67,262	ON Semiconductor Corp., 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 2.00%), 3.49%, 03/31/2023 (aa)	67,496

		227,236

	Software — 0.4%
109,730	Infor US, Inc., Tranche B-6 Term Loan, (ICE LIBOR USD 3 Month + 2.75%), 4.08%, 02/01/2022 (aa)	109,570

	Total Information Technology	474,226

	Materials — 1.0%
	Chemicals — 0.7%
98,250	Axalta Coating Systems US Holdings, Inc., Term Loan B, (ICE LIBOR USD 3 Month + 2.00%), 3.33%, 06/01/2024 (aa)	98,533
49,372	PolyOne Corp., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.00%), 3.26%, 11/11/2022 (aa)	49,619
	Tronox Finance LLC, 1st Lien Term Loan B,
16,779	(ICE LIBOR USD 3 Month + 3.00%), 4.32%, 09/23/2024 (aa)	16,912
38,721	(ICE LIBOR USD 3 Month + 3.00%), 4.32%, 09/23/2024 (aa)	39,027

		204,091

	Containers & Packaging — 0.3%
42,893	Bway Holding Co., 1st Lien Term Loan, (LIBOR + 3.25%), 4.60%, 04/03/2024 (aa)	43,061
30,000	Consolidated Container, 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 3.50%), 4.85%, 05/22/2024 (aa)	30,143

		73,204

	Total Materials	277,295

	Real Estate — 0.4%
	Equity Real Estate Investment Trusts (REITs) — 0.4%
99,500	GEO Group, Inc. (The), Term Loan, (ICE LIBOR USD 3 Month + 2.25%), 3.57%, 03/22/2024 (aa)	99,624

	Telecommunication Services — 1.8%
	Diversified Telecommunication Services — 1.7%
100,000	Centurylink, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.75%), 4.10%, 01/31/2025 (aa)	95,688
97,256	Hargray Communications Group, Inc., Senior Secured Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 05/16/2024 (aa)	97,226

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Diversified Telecommunication Services — continued
150,000	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, (ICE LIBOR USD 3 Month + 2.75%), 4.21%, 06/30/2019 (aa)	149,508
74,066	US TelePacific Corp., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 5.00%), 6.35%, 04/13/2023 (aa) ^	71,103
53,622	Zayo Group LLC, Term B-2 Loan, (ICE LIBOR USD 1 Month + 2.25%), 3.56%, 01/19/2024 (aa)	53,756

		467,281

	Wireless Telecommunication Services — 0.1%
20,000	Cable & Wireless Communications Ltd., Term Loan B, (ICE LIBOR USD 1 Month + 3.50%), 4.85%, 01/31/2025 (aa)	20,019

	Total Telecommunication Services	487,300

	Utilities — 3.2%
	Electric Utilities — 1.2%
83,300	Energy Future Intermediate Holding Co. LLC, DIP Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 06/30/2018 (aa)	83,553
46,518	Lightstone Holdco LLC, 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 4.50%), 5.85%, 01/30/2024 (aa)	46,634
2,899	Lightstone Holdco LLC, 1st Lien Term Loan C, (ICE LIBOR USD 1 Month + 4.50%), 5.85%, 01/30/2024 (aa)	2,906
161,636	Texas Competitive Electric Holdings Co. LLC, Term Loan, (LIBOR + 2.75%), 4.10%, 08/04/2023 (aa)	162,287
37,143	Texas Competitive Electric Holdings Co. LLC, Term Loan C, (ICE LIBOR USD 3 Month + 2.75%), 4.08%, 08/04/2023 (aa)	37,293

		332,673

	Independent Power and Renewable Electricity Producers — 2.0%
148,106	Calpine Corp., Term Loan, (ICE LIBOR USD 3 Month + 2.75%), 4.09%, 01/15/2024 (aa)	148,200
136,136	Dynegy, Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.60%, 02/07/2024 (aa)	136,879
148,125	NRG Energy, Inc., Term Loan, (ICE LIBOR USD 3 Month + 2.25%), 3.58%, 06/30/2023 (aa)	148,215
93,188	Talen Energy Supply, Term Loan B-2, (ICE LIBOR USD 1 Month + 4.00%), 5.35%, 04/15/2024 (aa)	93,514

		526,808

	Total Utilities	859,481

	Total Loan Assignments (Cost $6,204,557)	6,182,174

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — 3.8%
	Investment Companies — 3.8%
527,525	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.20% (b) (l)	527,631
491,168	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.93% (b) (l)	491,168

	Total Short-Term Investments (Cost $1,018,822)	1,018,799

	Total Investments — 98.7% (Cost $25,648,919)	26,304,009
	Other Assets in Excess of Liabilities — 1.3%	336,907

	NET ASSETS — 100.0%	$26,640,916

Percentages indicated are based on net assets.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

OTC Credit default swap options purchased outstanding as of November 30, 2017:

Description	Counterparty	Expiration Date	Exercise Rate	Pay Financing Rate	Receive Floating Rate Index	Implied Credit Spread (%) (1)	Notional Amount		Value ($)
Put Contracts
Buy Protection on 5 Year Credit Default Swap Index, expiring 01/17/2018, European Style	Goldman Sachs International	01/17/2018	0.01%	0.00%	CDX.NA.IG.29- V1.Dec.2022	0.52	USD	3,975,000	1,675

Total OTC swaptions purchased (Premiums Paid $5,168)									1,675

(1)	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Futures contracts outstanding as of November 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Ultra Note	5	03/2018	USD	665,625	(2,237)
U.S. Treasury Long Bond	1	03/2018	USD	151,656	(1,252)

					(3,489)

Short Contracts
Euro-Bobl	(5)	12/2017	EUR	(782,649)	111
Euro-Schatz	(2)	12/2017	EUR	(267,068)	(57)
Long Gilt	(3)	03/2018	GBP	(501,470)	2,152
U.S. Treasury 2 Year Note	(1)	03/2018	USD	(214,406)	(18)
U.S. Treasury 5 Year Note	(3)	03/2018	USD	(349,055)	650
U.S. Treasury 10 Year Note	(6)	03/2018	USD	(744,281)	2,424

					5,262

					1,773

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Forward foreign currency exchange contracts outstanding as of November 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	226,670	USD	263,239	Australia & New Zealand Banking Group Ltd.	12/05/2017	6,569
EUR	5,971	USD	7,075	Barclays Bank plc	12/05/2017	32
EUR	101,000	USD	117,296	BNP Paribas	12/05/2017	2,925
EUR	30,239	USD	35,564	Goldman Sachs International	12/05/2017	429
EUR	5,436	USD	6,325	HSBC Bank, N.A.	12/05/2017	146
EUR	5,068	USD	5,912	Morgan Stanley	12/05/2017	121
EUR	4,961,376	USD	5,866,316	Royal Bank of Canada	12/05/2017	39,256
GBP	97,377	USD	128,174	Australia & New Zealand Banking Group Ltd.	12/05/2017	3,522
GBP	708,399	USD	953,421	Goldman Sachs International	12/05/2017	4,640
EUR	2,571	USD	3,052	Australia & New Zealand Banking Group Ltd.	01/10/2018	17

Total unrealized appreciation						57,657

USD	6,163,571	EUR	5,289,499	HSBC Bank, N.A.	12/05/2017	(132,568)
USD	54,048	EUR	46,261	Royal Bank of Canada	12/05/2017	(1,017)
USD	1,058,330	GBP	798,131	Morgan Stanley	12/05/2017	(21,087)
USD	10,078	GBP	7,645	Royal Bank of Canada	12/05/2017	(262)
USD	5,855,570	EUR	4,939,220	Royal Bank of Canada	01/10/2018	(39,235)
USD	952,406	GBP	706,533	Goldman Sachs International	01/10/2018	(4,630)

Total unrealized depreciation						(198,799)

Net unrealized depreciation						(141,142)

Over the Counter (“OTC”) Credit default swap contracts outstanding - buy protection(1) as of November 30, 2017:

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Implied Credit Spread (%) (3)	Notional Amount (4)		Upfront Payments (Receipts) ($) (5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Baxter International, Inc., 1.70%, 08/15/2021	1.00	Quarterly	Goldman Sachs International	12/20/2022	0.21	USD	250,000	(8,321)	(1,695)	(10,016)
BMW Financial NV, 5.00%, 08/06/2018	1.00	Quarterly	Barclays Bank plc	12/20/2022	0.36	EUR	110,000	(3,305)	(1,193)	(4,498)
Honeywell International, Inc., 5.70%, 03/15/2036	1.00	Quarterly	Goldman Sachs International	12/20/2022	0.27	USD	260,000	(8,912)	(706)	(9,618)
HP, Inc., 4.65%, 09/12/2021	1.00	Quarterly	Barclays Bank plc	12/20/2022	0.45	USD	250,000	(5,009)	(2,079)	(7,088)
Rolls-Royce plc, 6.75%, 04/30/2019	1.00	Quarterly	Goldman Sachs International	12/20/2022	0.68	EUR	110,000	(1,968)	(410)	(2,378)
Unilever N.V., 1.75%, 08/05/2020	1.00	Quarterly	Barclays Bank plc	12/20/2022	0.26	EUR	65,000	(2,352)	(736)	(3,088)
United Parcel Service, Inc., 8.38%, 04/01/2030	1.00	Quarterly	Goldman Sachs International	12/20/2022	0.18	USD	260,000	(9,430)	(1,329)	(10,759)
Valero Energy Corp., 8.75%, 06/15/2030	1.00	Quarterly	Barclays Bank plc	12/20/2022	0.40	USD	200,000	(6,228)	90	(6,138)
Vodafone Group plc, 5.00%, 06/04/2018	1.00	Quarterly	Goldman Sachs International	12/20/2022	0.55	EUR	65,000	(1,368)	(536)	(1,904)

								(46,893)	(8,594)	(55,487)

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Centrally Cleared Credit default swap contracts outstanding - buy protection(1) as of November 30, 2017:

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%) (3)	Notional Amount (4)		Upfront Payments (Receipts) ($) (5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.IG.29-V1	1.00	Quarterly	12/20/2022	0.52	USD	2,650,000	(55,234)	(10,198)	(65,432)

							(55,234)	(10,198)	(65,432)

OTC Credit default swap contracts outstanding - sell protection(2) as of November 30, 2017:

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Implied Credit Spread (%) (3)	Notional Amount (4)		Upfront Payments (Receipts) ($) (5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
ArcelorMittal, 3.00%, 04/09/2021	5.00	Quarterly	Barclays Bank plc	12/20/2022	1.28	EUR	50,000	9,505	2,053	11,558
Telefonica SA, 2.74%, 05/29/2019	1.00	Quarterly	Goldman Sachs International	12/20/2022	0.73	EUR	50,000	816	123	939

								10,321	2,176	12,497

Centrally Cleared Credit default swap contracts outstanding - sell protection (2) as of November 30, 2017:

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%) (3)	Notional Amount (4)		Upfront Payments (Receipts) ($) (5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.IG.29-V1	1.00	Quarterly	12/20/2027	0.96	USD	1,550,000	(3,879)	12,724	8,845
iTraxx Europe 28.1	1.00	Quarterly	12/20/2022	0.48	EUR	110,000	2,796	888	3,684

							(1,083)	13,612	12,529

Centrally Cleared Interest rate swap contracts outstanding as of November 30, 2017:

Floating Rate Index (a)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront Payments (Receipts) ($)	Value and Unrealized Appreciation (Depreciation) ($)
3 Months LIBOR quarterly	2.34 semi-annually	Receive	04/10/2027	USD	450,000	—	1,147

						—	1,147

(a)		Value of floating rate index at November 30, 2017 was 1.48%.

(1)	—	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(2)	—	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(3)	—	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(4)	—	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(5)	—	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Summary of total swap contracts outstanding as of November 30, 2017:

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - sell protection	10,321	12,497

Total OTC swap contracts outstanding	10,321	12,497

Liabilities
OTC Credit default swap contracts outstanding - buy protection	(46,893)	(55,487)

Total OTC swap contracts outstanding	(46,893)	(55,487)

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CDX	—	Credit Derivative Index
DIP	—	Debtor-in-possession
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2017.
USD	—	United States Dollar

(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of November 30, 2017.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2017.
(y)	—	Security is an interest bearing note with preferred security characteristics.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2017.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
^	—	All or a portion of the security is unsettled as of November 30, 2017. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and Forward Foreign Currency Contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedules of Portfolio Investment:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$50,253	$—	$50,253
Collateralized Mortgage Obligations	—	—	10,000	10,000
Convertible Bonds
Consumer Discretionary	—	175,795	—	175,795
Energy	—	41,369	—	41,369
Health Care	—	6,016	—	6,016
Information Technology	—	159,687	—	159,687

Total Convertible Bonds	—	382,867	—	382,867

Corporate Bonds
Consumer Discretionary	—	2,811,167	—	2,811,167
Consumer Staples	—	601,787	—	601,787
Energy	—	1,524,273	—	1,524,273
Financials	—	5,966,485	—	5,966,485
Health Care	—	1,042,554	—	1,042,554
Industrials	—	1,909,747	—	1,909,747
Information Technology	—	605,245	—	605,245
Materials	—	1,622,989	—	1,622,989
Real Estate	—	168,838	—	168,838
Telecommunication Services	—	1,380,869	—	1,380,869
Utilities	—	1,015,646	—	1,015,646

Total Corporate Bonds	—	18,649,600	—	18,649,600

U.S. Treasury Obligations	—	10,316	—	10,316
Loan Assignments
Consumer Discretionary	—	1,480,404	—	1,480,404
Consumer Staples	—	795,832	—	795,832
Energy	—	499,613	—	499,613
Financials	—	76,362	—	76,362
Health Care	—	816,432	—	816,432
Industrials	—	315,605	—	315,605
Information Technology	—	474,226	—	474,226
Materials	—	277,295	—	277,295
Real Estate	—	99,624	—	99,624
Telecommunication Services	—	487,300	—	487,300
Utilities	—	859,481	—	859,481

Total Loan Assignments	—	6,182,174	—	6,182,174

Short-Term Investments
Investment Companies	1,018,799	—	—	1,018,799

Total Investments in Securities	$1,018,799	$25,275,210	$10,000	$26,304,009

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$57,657	$—	$57,657
Futures Contracts	5,337	—	—	5,337
Swaps	$—	$17,025	$—	$17,025

Total Appreciation in Other Financial Instruments	$5,337	$74,682	$—	$80,019

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(198,799)	$—	$(198,799)
Futures Contracts	(3,564)	—	—	(3,564)
Swaps	$—	$(18,882)	$—	$(18,882)

Total Depreciation in Other Financial Instruments	$(3,564)	$(217,681)	$—	$(221,245)

There were no transfers among any levels during the period ended November 30, 2017.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, Non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for Over the Counter Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Convertible Bonds — 2.3%
	Consumer Discretionary — 0.7%
	Media — 0.7%
40,000	DISH Network Corp., 3.38%, 08/15/2026	44,575
100,000	Live Nation Entertainment, Inc., 2.50%, 05/15/2019	135,875

	Total Consumer Discretionary	180,450

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
15,000	Chesapeake Energy Corp., 5.50%, 09/15/2026 (e)	13,753

	Information Technology — 1.6%
	Communications Equipment — 0.3%
100,000	Finisar Corp., 0.50%, 12/15/2036 (e)	92,250

	Electronic Equipment, Instruments & Components — 0.5%
100,000	II-VI, Inc., 0.25%, 09/01/2022 (e)	119,813

	Semiconductors & Semiconductor Equipment — 0.8%
100,000	Cypress Semiconductor Corp., 2.00%, 02/01/2023 (e)	103,750
100,000	ON Semiconductor Corp., 1.00%, 12/01/2020	123,625

		227,375

	Total Information Technology	439,438

	Total Convertible Bonds (Cost $564,853)	633,641

Corporate Bonds — 88.3%
	Consumer Discretionary — 24.5%
	Auto Components — 3.4%
EUR 150,000	Adient Global Holdings Ltd., Reg. S, 3.50%, 08/15/2024	190,871
	American Axle & Manufacturing, Inc.,
75,000	6.25%, 04/01/2025 (e)	77,062
65,000	6.50%, 04/01/2027 (e)	67,113
40,000	Cooper-Standard Automotive, Inc., 5.63%, 11/15/2026 (e)	41,300
135,000	Dana Financing Luxembourg SARL, 6.50%, 06/01/2026 (e)	146,475
40,000	Delphi Technologies plc, 5.00%, 10/01/2025 (e)	40,625
100,000	Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/2023	103,750
200,000	IHO Verwaltungs GmbH, (Germany), 4.50% (cash), 09/15/2023 (e) (v)	204,750
47,000	TI Group Automotive Systems LLC, (United Kingdom), 8.75%, 07/15/2023 (e)	50,407

		922,353

	Diversified Consumer Services — 0.4%
100,000	Service Corp. International, 7.50%, 04/01/2027	118,750

	Hotels, Restaurants & Leisure — 4.7%
EUR 100,000	Cirsa Funding Luxembourg SA, (Spain), Reg. S, 5.75%, 05/15/2021	125,057
45,000	Constellation Merger Sub, Inc., 8.50%, 09/15/2025 (e)	44,100
10,000	Hilton Grand Vacations Borrower LLC, 6.13%, 12/01/2024 (e)	10,900
	Hilton Worldwide Finance LLC,
20,000	4.63%, 04/01/2025	20,675
10,000	4.88%, 04/01/2027	10,541
200,000	International Game Technology plc, 6.50%, 02/15/2025 (e)	225,250
50,000	Interval Acquisition Corp., 5.63%, 04/15/2023	52,125
80,000	Jack Ohio Finance LLC, 6.75%, 11/15/2021 (e)	84,500
	MGM Resorts International,
390,000	4.63%, 09/01/2026	397,800
10,000	6.00%, 03/15/2023	11,025
125,000	Sabre GLBL, Inc., 5.38%, 04/15/2023 (e)	130,000
60,000	Scientific Games International, Inc., 7.00%, 01/01/2022 (e)	63,300
100,000	Wynn Las Vegas LLC, 5.50%, 03/01/2025 (e)	103,280

		1,278,553

	Household Durables — 0.5%
5,000	American Greetings Corp., 7.88%, 02/15/2025 (e)	5,425
120,000	Tempur Sealy International, Inc., 5.63%, 10/15/2023	124,800

		130,225

	Internet & Direct Marketing Retail — 0.6%
EUR 97,701	eDreams ODIGEO SA, (Spain), 8.50%, 08/01/2021 (e)	125,308
55,000	Netflix, Inc., 4.88%, 04/15/2028 (e)	54,244

		179,552

	Leisure Products — 0.5%
130,000	Vista Outdoor, Inc., 5.88%, 10/01/2023	127,400

	Media — 11.3%
	Altice Luxembourg SA, (Luxembourg),
200,000	7.75%, 05/15/2022 (e)	191,000
EUR 110,000	Reg. S, 7.25%, 05/15/2022	126,673
95,000	AMC Entertainment Holdings, Inc., 5.75%, 06/15/2025	92,625

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
50,000	CBS Radio, Inc., 7.25%, 11/01/2024 (e)	52,625
	Clear Channel Worldwide Holdings, Inc.,
305,000	Series B, 6.50%, 11/15/2022	308,431
190,000	Series B, 7.63%, 03/15/2020	188,100
	DISH DBS Corp.,
35,000	5.00%, 03/15/2023	34,030
115,000	5.88%, 07/15/2022	118,306
420,000	5.88%, 11/15/2024	422,016
30,000	7.75%, 07/01/2026	32,363
55,000	Midcontinent Communications, 6.88%, 08/15/2023 (e)	58,437
50,000	Regal Entertainment Group, 5.75%, 06/15/2023	51,687
EUR 100,000	SES SA, (Luxembourg), Reg. S, (EUR Swap Annual 5 Year + 4.66%), 4.62%, 01/02/2022 (x) (y) (aa)	127,506
100,000	Sinclair Television Group, Inc., 5.63%, 08/01/2024 (e)	102,750
	Sirius XM Radio, Inc.,
10,000	5.00%, 08/01/2027 (e)	10,113
270,000	5.38%, 04/15/2025 (e)	283,918
40,000	Time, Inc., 7.50%, 10/15/2025 (e)	46,900
EUR 100,000	Unitymedia GmbH, (Germany), Reg. S, 3.75%, 01/15/2027	122,179
180,000	Unitymedia Hessen GmbH & Co. KG, (Germany), 5.50%, 01/15/2023 (e)	185,445
200,000	UPCB Finance IV Ltd., (Netherlands), 5.38%, 01/15/2025 (e)	203,000
	Videotron Ltd., (Canada),
25,000	5.13%, 04/15/2027 (e)	26,188
200,000	5.38%, 06/15/2024 (e)	216,000
90,000	WMG Acquisition Corp., 5.63%, 04/15/2022 (e)	92,925

		3,093,217

	Multiline Retail — 0.2%
83,800	Neiman Marcus Group Ltd. LLC, 9.50% (PIK), 10/15/2021 (e) (v)	44,213

	Specialty Retail — 2.7%
EUR 100,000	Fnac Darty SA, (France), 3.25%, 09/30/2023 (e)	125,089
EUR 100,000	Hema Bondco II BV, (Netherlands), Reg. S, 8.50%, 01/15/2023	122,983
EUR 100,000	Kirk Beauty One GmbH, (Germany), Reg. S, 8.75%, 07/15/2023	127,947
EUR 100,000	N&W Global Vending SpA, (Italy), Reg. S, 7.00%, 10/15/2023	127,671
	PetSmart, Inc.,
55,000	5.88%, 06/01/2025 (e)	47,300
90,000	7.13%, 03/15/2023 (e)	65,700
35,000	8.88%, 06/01/2025 (e)	26,338
100,000	Staples, Inc., 8.50%, 09/15/2025 (e)	90,000

		733,028

	Textiles, Apparel & Luxury Goods — 0.2%
EUR 54,000	SMCP Group SAS, (China), Reg. S, 5.88%, 05/01/2023	69,673

	Total Consumer Discretionary	6,696,964

	Consumer Staples — 2.4%
	Food & Staples Retailing — 1.0%
	Albertsons Cos. LLC,
15,000	5.75%, 03/15/2025	13,345
55,000	6.63%, 06/15/2024	52,525
GBP 100,000	Iceland Bondco plc, (United Kingdom), Reg. S, 4.63%, 03/15/2025	127,852
75,000	Rite Aid Corp., 6.13%, 04/01/2023 (e)	69,375

		263,097

	Food Products — 0.4%
	Post Holdings, Inc.,
25,000	5.50%, 03/01/2025 (e)	25,969
25,000	5.63%, 01/15/2028 (e)	25,187
50,000	TreeHouse Foods, Inc., 6.00%, 02/15/2024 (e)	52,313

		103,469

	Household Products — 0.9%
100,000	Central Garden & Pet Co., 6.13%, 11/15/2023	106,250
50,000	Energizer Holdings, Inc., 5.50%, 06/15/2025 (e)	51,875
100,000	HRG Group, Inc., 7.75%, 01/15/2022	103,850

		261,975

	Personal Products — 0.1%
40,000	High Ridge Brands Co., 8.88%, 03/15/2025 (e)	35,500

	Total Consumer Staples	664,041

	Energy — 9.3%
	Energy Equipment & Services — 1.4%
30,000	Nabors Industries, Inc., 5.50%, 01/15/2023	29,025
	Precision Drilling Corp., (Canada),
30,000	7.13%, 01/15/2026 (e)	30,225
35,000	7.75%, 12/15/2023	36,138
EUR 100,000	Saipem Finance International BV, (Italy), Reg. S, 3.75%, 09/08/2023	127,128
30,000	Transocean, Inc., 7.50%, 01/15/2026 (e)	30,825
EUR 100,000	Vallourec SA, (France), Reg. S, 2.25%, 09/30/2024	97,589

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Energy Equipment & Services — continued
10,000	Weatherford International Ltd., 9.88%, 02/15/2024	10,487

		361,417

	Oil, Gas & Consumable Fuels — 7.9%
20,000	Alta Mesa Holdings LP, 7.88%, 12/15/2024	22,050
	Andeavor Logistics LP,
20,000	5.25%, 01/15/2025	21,100
100,000	5.88%, 10/01/2020	101,600
100,000	Antero Midstream Partners LP, 5.38%, 09/15/2024	103,250
80,000	Blue Racer Midstream LLC, 6.13%, 11/15/2022 (e)	83,000
15,000	Carrizo Oil & Gas, Inc., 8.25%, 07/15/2025	16,275
	Cheniere Corpus Christi Holdings LLC,
30,000	5.13%, 06/30/2027 (e)	31,013
35,000	5.88%, 03/31/2025	37,931
	Chesapeake Energy Corp.,
70,000	8.00%, 12/15/2022 (e)	74,550
95,000	8.00%, 01/15/2025 (e)	94,406
60,000	8.00%, 06/15/2027 (e)	57,450
90,000	Continental Resources, Inc., 4.50%, 04/15/2023	91,800
15,000	Covey Park Energy LLC, 7.50%, 05/15/2025 (e)	15,675
75,000	Denbury Resources, Inc., 5.50%, 05/01/2022	48,750
	EP Energy LLC,
50,000	8.00%, 11/29/2024 (e)	50,000
35,000	8.00%, 02/15/2025 (e)	23,012
5,000	9.38%, 05/01/2020	3,700
65,000	Halcon Resources Corp., 6.75%, 02/15/2025 (e)	65,975
20,000	Hess Infrastructure Partners LP, 5.63%, 02/15/2026 (e)	20,575
	MEG Energy Corp., (Canada),
25,000	6.38%, 01/30/2023 (e)	22,906
55,000	6.50%, 01/15/2025 (e)	53,900
115,000	7.00%, 03/31/2024 (e)	103,500
35,000	Newfield Exploration Co., 5.75%, 01/30/2022	37,406
	NGPL PipeCo LLC,
35,000	4.38%, 08/15/2022 (e)	35,875
10,000	4.88%, 08/15/2027 (e)	10,382
140,000	Oasis Petroleum, Inc., 6.88%, 01/15/2023	142,625
	Parsley Energy LLC,
15,000	5.25%, 08/15/2025 (e)	15,075
20,000	5.63%, 10/15/2027 (e)	20,437
15,000	QEP Resources, Inc., 5.63%, 03/01/2026	15,223
15,000	RSP Permian, Inc., 5.25%, 01/15/2025	15,300
	SM Energy Co.,
50,000	6.50%, 11/15/2021	50,375
25,000	6.50%, 01/01/2023	25,250
	Southwestern Energy Co.,
30,000	4.10%, 03/15/2022	29,475
75,000	6.70%, 01/23/2025	78,000
20,000	7.50%, 04/01/2026	21,475
20,000	7.75%, 10/01/2027	21,400
25,000	Summit Midstream Holdings LLC, 5.75%, 04/15/2025	25,063
30,000	Tallgrass Energy Partners LP, 5.50%, 01/15/2028 (e)	30,900
	Targa Resources Partners LP,
100,000	4.25%, 11/15/2023	98,500
30,000	5.00%, 01/15/2028 (e)	29,813
115,000	Whiting Petroleum Corp., 5.75%, 03/15/2021	115,575
50,000	WildHorse Resource Development Corp., 6.88%, 02/01/2025	51,006
	WPX Energy, Inc.,
75,000	6.00%, 01/15/2022	77,250
65,000	8.25%, 08/01/2023	73,369

		2,162,192

	Total Energy	2,523,609

	Financials — 1.4%
	Banks — 0.7%
150,000	Bank of America Corp., Series K, (ICE LIBOR USD 3 Month + 3.63%), 8.00%, 01/30/2018 (x) (y) (aa)	151,128
	Citigroup, Inc.,
20,000	Series N, (ICE LIBOR USD 3 Month + 4.09%), 5.80%, 11/15/2019 (x) (y) (aa)	20,746
25,000	Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 03/27/2020 (x) (y) (aa)	26,187

		198,061

	Diversified Financial Services — 0.7%
50,000	Infinity Acquisition LLC, 7.25%, 08/01/2022 (e)	50,000
EUR 100,000	Worldpay Finance plc, (United Kingdom), Reg. S, 3.75%, 11/15/2022	131,724

		181,724

	Total Financials	379,785

	Health Care — 11.6%
	Health Care Equipment & Supplies — 1.3%
EUR 100,000	Auris Luxembourg II SA, (Luxembourg), Reg. S, 8.00%, 01/15/2023	124,417
35,000	Avantor, Inc., 6.00%, 10/01/2024 (e)	35,087
100,000	DJO Finco, Inc., 8.13%, 06/15/2021 (e)	94,688

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Equipment & Supplies — continued
10,000	Hill-Rom Holdings, Inc., 5.00%, 02/15/2025 (e)	10,175
10,000	Hologic, Inc., 4.38%, 10/15/2025 (e)	10,225
100,000	Mallinckrodt International Finance SA, 5.63%, 10/15/2023 (e)	87,750

		362,342

	Health Care Providers & Services — 6.6%
70,000	Air Medical Group Holdings, Inc., 6.38%, 05/15/2023 (e)	68,075
EUR 100,000	Constantin Investissement 3 SASU, (France), Reg. S, 5.38%, 04/15/2025	122,529
50,000	DaVita, Inc., 5.00%, 05/01/2025	50,063
	HCA, Inc.,
10,000	5.25%, 04/15/2025	10,650
685,000	5.38%, 02/01/2025	710,687
90,000	5.88%, 02/15/2026	95,738
100,000	HealthSouth Corp., 5.75%, 11/01/2024	102,375
90,000	Kindred Healthcare, Inc., 8.75%, 01/15/2023	90,000
EUR 150,000	Synlab Unsecured Bondco plc, (United Kingdom), Reg. S, 8.25%, 07/01/2023	194,829
	Tenet Healthcare Corp.,
185,000	6.75%, 06/15/2023	172,975
20,000	7.00%, 08/01/2025 (e)	18,150
25,000	7.50%, 01/01/2022 (e)	26,375
145,000	8.13%, 04/01/2022	143,550

		1,805,996

	Health Care Technology — 0.2%
50,000	Quintiles IMS, Inc., 4.88%, 05/15/2023 (e)	51,750

	Pharmaceuticals — 3.5%
31,000	inVentiv Group Holdings, Inc., 7.50%, 10/01/2024 (e)	34,023
EUR 100,000	Nidda BondCo GmbH, (Germany), Reg. S, 5.00%, 09/30/2025	121,755
	Valeant Pharmaceuticals International, Inc.,
25,000	5.50%, 11/01/2025 (e)	25,250
610,000	5.88%, 05/15/2023 (e)	532,987
225,000	6.13%, 04/15/2025 (e)	192,938
45,000	7.00%, 03/15/2024 (e)	48,206

		955,159

	Total Health Care	3,175,247

	Industrials — 8.2%
	Aerospace & Defense — 1.6%
150,000	Arconic, Inc., 5.90%, 02/01/2027	167,250
70,000	KLX, Inc., 5.88%, 12/01/2022 (e)	73,150
25,000	Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/2025 (e)	25,687
EUR 90,000	Leonardo SpA, (Italy), 5.25%, 01/21/2022	126,131
35,000	Triumph Group, Inc., 7.75%, 08/15/2025 (e)	37,713

		429,931

	Air Freight & Logistics — 0.4%
100,000	XPO Logistics, Inc., 6.50%, 06/15/2022 (e)	104,500

	Building Products — 0.4%
105,000	RSI Home Products, Inc., 6.50%, 03/15/2023 (e)	108,675

	Commercial Services & Supplies — 0.5%
25,000	ACCO Brands Corp., 5.25%, 12/15/2024 (e)	26,031
EUR 90,000	Verisure Holding AB, (Sweden), Reg. S, 6.00%, 11/01/2022	114,603

		140,634

	Construction & Engineering — 0.1%
35,000	Great Lakes Dredge & Dock Corp., 8.00%, 05/15/2022	36,838

	Electrical Equipment — 0.2%
65,000	General Cable Corp., 5.75%, 10/01/2022	66,463

	Machinery — 1.8%
EUR 100,000	Galapagos SA, (Luxembourg), Reg. S, 5.38%, 06/15/2021	116,906
55,000	Hillman Group, Inc. (The), 6.38%, 07/15/2022 (e)	54,312
100,000	Novelis Corp., 5.88%, 09/30/2026 (e)	104,500
20,000	RBS Global, Inc., 4.88%, 12/15/2025 (e)	20,000
40,000	Terex Corp., 5.63%, 02/01/2025 (e)	42,225
20,000	TriMas Corp., 4.88%, 10/15/2025 (e)	20,200
15,000	Wabash National Corp., 5.50%, 10/01/2025 (e)	15,113
100,000	Welbilt, Inc., 9.50%, 02/15/2024	113,750

		487,006

	Road & Rail — 2.4%
125,000	Avis Budget Car Rental LLC, 6.38%, 04/01/2024 (e)	128,437
EUR 100,000	Europcar Groupe SA, (France), Reg. S, 5.75%, 06/15/2022	124,686
97,000	Herc Rentals, Inc., 7.75%, 06/01/2024 (e)	106,225
	Hertz Corp. (The),
145,000	5.50%, 10/15/2024 (e)	129,050
100,000	6.25%, 10/15/2022	95,500
70,000	7.63%, 06/01/2022 (e)	72,255

		656,153

	Trading Companies & Distributors — 0.8%
	United Rentals North America, Inc.,
55,000	4.88%, 01/15/2028	55,619

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Trading Companies & Distributors — continued
150,000	5.50%, 07/15/2025	159,562

		215,181

	Total Industrials	2,245,381

	Information Technology — 6.1%
	Communications Equipment — 0.8%
150,000	CommScope Technologies LLC, 6.00%, 06/15/2025 (e)	160,500
50,000	Riverbed Technology, Inc., 8.88%, 03/01/2023 (e)	47,062

		207,562

	Internet Software & Services — 1.0%
60,000	Cogent Communications Group, Inc., 5.38%, 03/01/2022 (e)	63,300
100,000	Rackspace Hosting, Inc., 8.63%, 11/15/2024 (e)	107,250
100,000	Zayo Group LLC, 6.38%, 05/15/2025	105,750

		276,300

	IT Services — 1.3%
	First Data Corp.,
10,000	5.38%, 08/15/2023 (e)	10,375
295,000	5.75%, 01/15/2024 (e)	306,063
25,000	Gartner, Inc., 5.13%, 04/01/2025 (e)	26,125

		342,563

	Semiconductors & Semiconductor Equipment — 0.5%
100,000	Amkor Technology, Inc., 6.38%, 10/01/2022	103,125
45,000	Entegris, Inc., 4.63%, 02/10/2026 (e)	45,956

		149,081

	Software — 1.7%
100,000	ACI Worldwide, Inc., 6.38%, 08/15/2020 (e)	102,000
20,000	Ascend Learning LLC, 6.88%, 08/01/2025 (e)	20,800
260,000	Infor US, Inc., 6.50%, 05/15/2022	267,800
70,000	Informatica LLC, 7.13%, 07/15/2023 (e)	71,400

		462,000

	Technology Hardware, Storage & Peripherals — 0.8%
	Western Digital Corp.,
100,000	7.38%, 04/01/2023 (e)	108,750
100,000	10.50%, 04/01/2024	116,063

		224,813

	Total Information Technology	1,662,319

	Materials — 7.7%
	Chemicals — 4.0%
55,000	Chemours Co. (The), 6.63%, 05/15/2023	58,163
75,000	Gates Global LLC, 6.00%, 07/15/2022 (e)	76,710
100,000	GCP Applied Technologies, Inc., 9.50%, 02/01/2023 (e)	111,375
140,000	Hexion, Inc., 6.63%, 04/15/2020	123,550
100,000	Huntsman International LLC, 5.13%, 11/15/2022	107,750
200,000	INEOS Group Holdings SA, (Luxembourg), 5.63%, 08/01/2024 (e)	208,500
100,000	LSB Industries, Inc., SUB, 8.50%, 08/01/2019	99,000
	NOVA Chemicals Corp., (Canada),
45,000	4.88%, 06/01/2024 (e)	45,480
20,000	5.25%, 06/01/2027 (e)	20,150
60,000	Rain CII Carbon LLC, 7.25%, 04/01/2025 (e)	65,887
	Scotts Miracle-Gro Co. (The),
5,000	5.25%, 12/15/2026	5,269
100,000	6.00%, 10/15/2023	106,375
35,000	Trinseo Materials Operating SCA, 5.38%, 09/01/2025 (e)	36,527
25,000	Venator Finance Sarl, 5.75%, 07/15/2025 (e)	26,375

		1,091,111

	Containers & Packaging — 3.0%
200,000	Ardagh Packaging Finance plc, (Ireland), 7.25%, 05/15/2024 (e)	219,000
EUR 100,000	Reg. S, 6.75%, 05/15/2024	131,969
EUR 100,000	Horizon Parent Holdings Sarl, (France), 8.25% (cash), 02/15/2022 (v)	126,762
100,000	Reynolds Group Issuer, Inc., 5.75%, 10/15/2020	101,687
EUR 100,000	SIG Combibloc Holdings SCA, (Luxembourg), Reg. S, 7.75%, 02/15/2023	124,679
EUR 100,000	Silgan Holdings, Inc., Reg. S, 3.25%, 03/15/2025	123,580

		827,677

	Metals & Mining — 0.2%
	Freeport-McMoRan, Inc.,
20,000	3.88%, 03/15/2023	19,772
40,000	4.55%, 11/14/2024	39,900

		59,672

	Paper & Forest Products — 0.5%
EUR 100,000	WEPA Hygieneprodukte GmbH, (Germany), Reg. S, 3.75%, 05/15/2024	123,217

	Total Materials	2,101,677

	Real Estate — 2.3%
	Equity Real Estate Investment Trusts (REITs) — 2.3%
75,000	CoreCivic, Inc., 4.63%, 05/01/2023	76,500
100,000	ESH Hospitality, Inc., 5.25%, 05/01/2025 (e)	101,750

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
125,000	GEO Group, Inc. (The), 5.13%, 04/01/2023	125,625
	MGM Growth Properties Operating Partnership LP,
10,000	4.50%, 01/15/2028 (e)	9,938
100,000	5.63%, 05/01/2024	107,000
	Uniti Group LP,
100,000	6.00%, 04/15/2023 (e)	98,750
15,000	7.13%, 12/15/2024 (e)	13,612
30,000	8.25%, 10/15/2023	28,725
	VICI Properties 1 LLC,
10,257	(ICE LIBOR USD 3 Month + 3.50%), 4.85%, 10/15/2022 (aa)	10,295
36,788	8.00%, 10/15/2023	40,927

	Total Real Estate	613,122

	Telecommunication Services — 13.0%
	Diversified Telecommunication Services — 8.5%
	CCO Holdings LLC,
40,000	5.00%, 02/01/2028 (e)	39,000
20,000	5.50%, 05/01/2026 (e)	20,400
370,000	5.75%, 02/15/2026 (e)	383,875
240,000	5.88%, 04/01/2024 (e)	251,400
EUR 100,000	Cellnex Telecom SA, (Spain), Reg. S, 2.38%, 01/16/2024	121,857
155,000	CenturyLink, Inc., 5.63%, 04/01/2025	137,098
100,000	Frontier Communications Corp., 7.13%, 01/15/2023	70,000
	Intelsat Jackson Holdings SA, (Luxembourg),
175,000	5.50%, 08/01/2023	143,281
100,000	8.00%, 02/15/2024 (e)	105,750
75,000	9.75%, 07/15/2025 (e)	72,375
	SFR Group SA, (France),
200,000	7.38%, 05/01/2026 (e)	201,500
EUR 100,000	Reg. S, 5.63%, 05/15/2024	122,203
265,000	Sprint Capital Corp., 8.75%, 03/15/2032	305,993
EUR 100,000	Telecom Italia SpA, (Italy), Reg. S, 3.63%, 05/25/2026	134,573
	Windstream Services LLC,
5,000	6.38%, 08/01/2023	3,375
280,000	7.50%, 06/01/2022	207,200
10,000	7.75%, 10/15/2020	8,650

		2,328,530

	Wireless Telecommunication Services — 4.5%
EUR 150,000	Matterhorn Telecom Holding SA, (Luxembourg), Reg. S, 4.88%, 05/01/2023	182,629
580,000	Sprint Corp., 7.63%, 02/15/2025	615,960
280,000	T-Mobile USA, Inc., 6.50%, 01/15/2024	297,150
125,000	United States Cellular Corp., 6.70%, 12/15/2033	131,250

		1,226,989

	Total Telecommunication Services	3,555,519

	Utilities — 1.8%
	Electric Utilities — 1.0%
EUR 100,000	EDP—Energias de Portugal SA, (Portugal), Reg. S, (EUR Swap Annual 5 Year + 5.04%), 5.38%, 09/16/2075 (aa)	132,475
EUR 100,000	Enel SpA, (Italy), Reg. S, (EUR Swap Annual 5 Year + 3.65%), 5.00%, 01/15/2075 (aa)	129,142

		261,617

	Gas Utilities — 0.1%
30,000	AmeriGas Partners LP, 5.50%, 05/20/2025	30,412

	Independent Power and Renewable Electricity Producers — 0.6%
50,000	AES Corp., 4.88%, 05/15/2023	51,046
	Dynegy, Inc.,
80,000	5.88%, 06/01/2023	82,600
35,000	8.00%, 01/15/2025 (e)	38,500

		172,146

	Water Utilities — 0.1%
20,000	Core & Main LP, 6.13%, 08/15/2025 (e)	20,425

	Total Utilities	484,600

	Total Corporate Bonds (Cost $23,428,409)	24,102,264

SHARES
Common Stocks — 0.8%
	Consumer Discretionary — 0.2%
	Hotels, Restaurants & Leisure — 0.2%
4,948	Caesars Entertainment Corp. (a)	65,561

	Real Estate — 0.6%
	Real Estate Management & Development — 0.6%
1,757	VICI Properties LP (a) (bb)	34,701
6,638	VICI Properties, Inc. (a)	131,100

	Total Real Estate	165,801

	Total Common Stocks (Cost $190,641)	231,362

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — 4.0% (cc)
	Consumer Discretionary — 2.0%
	Hotels, Restaurants & Leisure — 0.3%
95,000	Club Corp Holdings, Inc., Term Loan B, (ICE LIBOR USD 3 Month + 3.25%), 4.59%, 08/16/2024 (aa)	95,170

	Leisure Products — 0.4%
99,613	Steinway Musical Instruments, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 3.75%), 4.99%, 09/19/2019 (aa)	97,745

	Media — 0.4%
150,000	iHeartCommunications, Inc., Term Loan D, (ICE LIBOR USD 3 Month + 6.75%), 8.08%, 01/30/2019 (aa)	113,000

	Multiline Retail — 0.3%
114,111	Neiman Marcus Group, Inc., Other Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.49%, 10/25/2020 (aa)	92,968

	Specialty Retail — 0.6%
87,813	J Crew Group, Inc., Initial Loan, (LIBOR + 3.22%), 4.54%, 03/05/2021 (aa)	50,555
110,000	Staples, Inc., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 4.00%), 5.31%, 09/12/2024 (aa)	105,247

		155,802

	Total Consumer Discretionary	554,685

	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
49,750	MEG Energy Corp., 1st Lien Term B Loan, (Canada), (ICE LIBOR USD 3 Month + 3.50%), 4.83%, 12/31/2023 (aa)	49,715

	Health Care — 0.7%
	Health Care Equipment & Supplies — 0.3%
98,977	Ortho-Clinical Diagnostics, Inc., Initial Term Loan, (ICE LIBOR USD 3 Month + 3.75%), 5.08%, 06/30/2021 (aa)	99,163

	Health Care Providers & Services — 0.4%
105,000	Air Medical Group, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 4.50%), 5.50%, 09/26/2024 (aa) ^	105,499

	Total Health Care	204,662

	Industrials — 0.3%
	Machinery — 0.3%
75,000	Accudyne Industries LLC, Term Loan B, (ICE LIBOR USD 3 Month + 3.75%), 5.08%, 08/18/2024 (aa)	75,313

	Information Technology — 0.3%
	Software — 0.3%
82,305	Veritas US, Inc., 1st Lien Term Loan B-1, (ICE LIBOR USD 3 Month + 4.50%), 5.83%, 01/27/2023 (aa)	82,284

	Materials — 0.4%
	Containers & Packaging — 0.4%
109,725	Bway Holding Co., 1st Lien Term Loan, (LIBOR + 3.25%), 4.60%, 04/03/2024 (aa)	110,156

	Real Estate — 0.1%
	Real Estate Management & Development — 0.1%
24,938	CityCenter Holdings LLC, Term B Loan, (ICE LIBOR USD 1 Month + 2.50%), 3.85%, 04/18/2024 (aa)	25,040

	Total Loan Assignments (Cost $1,129,939)	1,101,855

SHARES
Short-Term Investment — 3.5%
	Investment Company — 3.5%
950,165	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.93% (b) (l) (Cost $950,165)	950,165

	Total Investments — 98.9% (Cost $26,264,007)	27,019,287
	Other Assets in Excess of Liabilities — 1.1%	288,041

	NET ASSETS — 100.0%	$27,307,328

Percentages indicated are based on net assets.

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Futures contracts outstanding as of November 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 5 Year Note	(6)	3/2018	USD	(698,109)	1,019
U.S. Treasury 10 Year Note	(4)	3/2018	USD	(496,188)	1,499

					2,518

Forward foreign currency exchange contracts outstanding as of November 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	13,375	USD	15,856	Australia & New Zealand Banking Group Ltd.	12/5/2017	64
EUR	24,101	USD	28,494	Goldman Sachs International	12/5/2017	194
EUR	49,266	USD	57,229	National Australia Bank Ltd.	12/5/2017	1,414
EUR	21,500	USD	25,097	Royal Bank of Canada	12/5/2017	495
GBP	97,377	USD	128,327	National Australia Bank Ltd.	12/5/2017	3,369
GBP	10,042	USD	13,517	HSBC Bank, N.A.	1/10/2018	86

Total unrealized appreciation						5,622

USD	7,611	EUR	6,567	Barclays Bank plc	12/5/2017	(206)
USD	10,313	EUR	8,845	Goldman Sachs International	12/5/2017	(215)
USD	567,026	EUR	485,452	National Australia Bank Ltd.	12/5/2017	(10,812)
USD	3,932,458	EUR	3,374,704	Royal Bank of Canada	12/5/2017	(84,484)
USD	272,117	GBP	205,908	State Street Corp.	12/5/2017	(6,360)
USD	4,469,107	EUR	3,767,326	Deutsche Bank AG	1/10/2018	(27,079)
USD	80,696	EUR	67,869	State Street Corp.	1/10/2018	(303)
USD	146,285	GBP	108,531	TD Bank Financial Group	1/10/2018	(727)

Total unrealized depreciation						(130,186)

Net unrealized depreciation						(124,564)

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Centrally Cleared Credit default swap contracts outstanding — buy protection(1) as of November 30, 2017:

Reference Obligation/Index	Financing Rate Paid / (Received) by the Fund (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread(2) (%)	Notional Amount(3)	Upfront Payments (Receipts) ($)(4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.29-V1	5.00	Quarterly	12/20/2022	3.18	USD 1,000,000	(75,025)	(14,011)	(89,036)

						(75,025)	(14,011)	(89,036)

(1)	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(2)	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CDX	—	Credit Derivative Index
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2017.
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of November 30, 2017.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2017.
(y)	—	Security is an interest bearing note with preferred security characteristics.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2017.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
^	—	All or a portion of the security is unsettled as of November 30, 2017. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and Forward Foreign Currency Exchange Contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Convertible Bonds
Consumer Discretionary	$—	$180,450	$—	$180,450
Energy	—	13,753	—	13,753
Information Technology	—	439,438	—	439,438

Total Convertible Bonds	—	633,641	—	633,641

Corporate Bonds
Consumer Discretionary	—	6,696,964	—	6,696,964
Consumer Staples	—	664,041	—	664,041
Energy	—	2,523,609	—	2,523,609
Financials	—	379,785	—	379,785
Health Care	—	3,175,247	—	3,175,247
Industrials	—	2,245,381	—	2,245,381
Information Technology	—	1,662,319	—	1,662,319
Materials	—	2,101,677	—	2,101,677
Real Estate	—	613,122	—	613,122
Telecommunication Services	—	3,555,519	—	3,555,519
Utilities	—	484,600	—	484,600

Total Corporate Bonds	—	24,102,264	—	24,102,264

Common Stocks
Consumer Discretionary	65,561	—	—	65,561
Real Estate	131,100	—	34,701	165,801

Total Common Stocks	196,661	—	34,701	231,362

Loan Assignments
Consumer Discretionary	—	554,685	—	554,685
Energy	—	49,715	—	49,715
Health Care	—	204,662	—	204,662
Industrials	—	75,313	—	75,313
Information Technology	—	82,284	—	82,284
Materials	—	110,156	—	110,156
Real Estate	—	25,040	—	25,040

Total Loan Assignments	—	1,101,855	—	1,101,855

Short-Term Investment
Investment Company	950,165	—	—	950,165

Total Investments in Securities	$1,146,826	$25,837,760	$34,701	$27,019,287

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$5,622	$—	$5,622
Futures Contracts	2,518	—	—	2,518

Total Appreciation in Other Financial Instruments	$2,518	$5,622	$—	$8,140

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(130,186)	$—	$(130,186)
Swaps	—	(14,011)	—	(14,011)

Total Depreciation in Other Financial Instruments	$—	$(144,197)	$—	$(144,197)

There were no transfers among any levels during the period ended November 30, 2017.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including credit default, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, Non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for Over the Counter Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation.

Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 95.2% (t)
	Alabama — 0.3%
	Education — 0.1%
	Alabama Public School & College Authority,
30	Series A, Rev., 5.00%, 05/01/2018	31
25	Series B, Rev., 5.00%, 03/01/2018	25
20	Series B, Rev., 5.00%, 05/01/2018	20
25	Series C, Rev., 5.00%, 09/01/2018	26
550	Jacksonville State University, Tuition & Fee, Rev., AGM, 2.00%, 12/01/2017	550
45	Madison County Board of Education, Tax Anticipation Warrants, Rev., 5.00%, 09/01/2018	46
70	University of Montevallo, Rev., 2.00%, 05/01/2018	70

		768

	General Obligation — 0.0% (g)
20	County of Baldwin, GO, 4.00%, 06/01/2018	20
40	County of Mobile, Series A, GO, 4.00%, 06/01/2018	41

		61

	Housing — 0.2%
2,890	Alabama Housing Finance Authority Multi-Family Housing, Summit Ridge Apartments Project, Series D, Rev., FHA, 1.35%, 07/01/2019 (z)	2,875

	Prerefunded — 0.0% (g)
	Alabama Public School & College Authority, Capital Improvement,
37	Rev., VRDO, 4.50%, 12/01/2017 (p) (z)	37
47	Rev., VRDO, 5.00%, 12/01/2017 (p) (z)	47
	Madison County Board of Education, Tax Anticipation Warrants,
25	Rev., AGC, 4.80%, 09/01/2018 (p)	26
45	Rev., AGC, 5.13%, 09/01/2018 (p)	46

		156

	Utility — 0.0% (g)
400	The Black Belt Energy Gas District Gas Supply, Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 06/01/2021 (z)	424

	Total Alabama	4,284

	Alaska — 0.1%
	General Obligation — 0.0% (g)
35	Borough of North Slope, Series A, GO, 5.50%, 06/30/2018	36
25	Municipality of Anchorage, Series A, GO, AMBAC, 5.25%, 12/01/2017	25
40	Municipality of Anchorage, General Purpose, Series B, GO, 5.00%, 08/01/2018	41

		102

	Housing — 0.0% (g)
25	Alaska Housing Finance Corp., General Mortgage, Series A, Rev., 1.65%, 12/01/2017	25
50	Alaska Housing Finance Corp., State Capital Project Bonds II, Series A, Rev., 3.00%, 06/01/2018	50

		75

	Utility — 0.1%
1,315	City of Anchorage, Electric Utilities, Senior Lien, Series A, Rev., 4.00%, 12/01/2017	1,315

	Total Alaska	1,492

	Arizona — 0.2%
	Certificate of Participation/Lease — 0.0% (g)
30	County of Maricopa, COP, 5.00%, 07/01/2018	30

	Education — 0.0% (g)
45	University of Arizona, Series A, Rev., 5.00%, 06/01/2018	46

	General Obligation — 0.1%
25	City of Casa Grande, Series A, GO, 2.00%, 08/01/2018	25
40	City of Flagstaff, Series B, GO, 4.00%, 07/01/2018	41
25	City of Goodyear, GO, AGM, 6.00%, 07/01/2018	26
	City of Mesa,
20	GO, AGM, 4.55%, 07/01/2028	20
20	GO, NATL-RE, 5.00%, 07/01/2018 (p)	21
15	City of Phoenix, Series C, GO, 4.00%, 07/01/2018	15
150	Estrella Mountain Ranch Community Facilities District, GO, AGM, 4.00%, 07/15/2018	152
20	Madison Elementary School District No. 38, Series A, GO, 3.00%, 07/01/2018	20
25	Maricopa County Community College District, Series C, GO, 5.00%, 07/01/2018	26
	Maricopa County Union High School District No. 201, School Improvement,
375	GO, 3.00%, 07/01/2018	378
275	GO, 3.00%, 07/01/2019	281

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
30	Pima County Unified School District No. 1, GO, 4.00%, 07/01/2018	30
115	Summit Fire & Medical District, GO, 2.00%, 07/01/2018	115

		1,150

	Housing — 0.0% (g)
20	Scottsdale Preserve Authority, Excise Tax, Rev., 4.00%, 07/01/2018	20

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
1,100	Coconino County Pollution Control Corp., Nevada Power Company Projects, Series B, Rev., 1.60%, 05/21/2020 (z)	1,090

	Other Revenue — 0.0% (g)
30	City of Casa Grande, Rev., 5.00%, 04/01/2018	30
20	City of Flagstaff, Rev., 5.00%, 07/01/2018	20
40	City of Phoenix, Civic Improvement Corp., Series A, Rev., 4.00%, 07/01/2018	41
20	Gilbert Public Facilities Municipal Property Corp., Revenue Refunding Bonds, Rev., 4.00%, 07/01/2019	21
450	Santa Cruz County Jail District, Rev., AGM, 2.00%, 07/01/2018	451
	Scottsdale Municipal Property Corp., Excise Tax,
20	Rev., 5.00%, 07/01/2018	20
25	Rev., 5.00%, 07/01/2018	26

		609

	Prerefunded — 0.0% (g)
35	Arizona Department of Transportation State Highway Fund, Series B, Rev., 5.00%, 07/01/2018 (p)	36
55	Maricopa County Industrial Development Authority, Multi-Family Housing, Series A, Rev., AGM, 5.10%, 01/01/2018 (p)	55
20	Scottsdale Municipal Property Corp., Excise Tax, Water & Sewer Development Project, Series A, Rev., 5.00%, 07/01/2018 (p)	21
40	State of Arizona, Series A, COP, AGM, 5.00%, 03/01/2018 (p)	40

		152

	Transportation — 0.0% (g)
30	Arizona Department of Transportation State Highway Fund, Series A, Rev., 5.00%, 07/01/2018	31
20	Arizona Transportation Board, Series A, Rev., GRAN, 4.00%, 07/01/2018	20
30	Arizona Transportation Board, Marcopa County Regional Area Road Fund, Rev., 5.00%, 07/01/2018	31
20	Maricopa County, Regional Public Transportation Authority, Excise Tax Revenue, Public Transportation Fund, Series A, Rev., 5.00%, 07/01/2018	20

		102

	Utility — 0.0% (g)
	Salt River Project Agricultural Improvement & Power District, Electric System,
20	Series A, Rev., 5.00%, 12/01/2018	21
25	Series B, Rev., 4.00%, 12/01/2018	25

		46

	Water & Sewer — 0.0% (g)
10	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.00%, 10/01/2018	10
	City of Phoenix, Civic Improvement Corp.,
25	Rev., 5.00%, 07/01/2018	26
20	Rev., 5.00%, 07/01/2018	20
	City of Tucson, Water System,
25	Rev., 4.00%, 07/01/2018	25
35	Series A, Rev., 5.00%, 07/01/2018	36
35	County of Pima, Sewer System, Series B, Rev., 5.00%, 07/01/2018	36
45	Scottsdale Municipal Property Corp., Excise Tax, Water & Sewer Development Project, Series A, Rev., 5.00%, 07/01/2018	46

		199

	Total Arizona	3,444

	Arkansas — 0.2%
	Education — 0.0% (g)
120	Arkansas Technical University, Athletic Enterprises, Series A, Rev., 3.00%, 06/01/2019 (w)	123
	Arkansas Technical University, Student Fee,
200	Series A, Rev., 3.00%, 06/01/2018 (w)	201
200	Series A, Rev., 3.00%, 06/01/2019 (w)	204

		528

	General Obligation — 0.0% (g)
	City of Fayetteville, Library Improvement,
200	GO, 3.00%, 01/01/2018	200
200	GO, 3.00%, 01/01/2020	205

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
20	City of Little Rock, GO, 4.00%, 03/01/2019	21

		426

	Hospital — 0.0% (g)
25	Arkansas Development Finance Authority, Healthcare, Baptist Health, Series A, Rev., 4.00%, 12/01/2017	25

	Housing — 0.0% (g)
	Arkansas Technical University, Housing System,
210	Series A, Rev., 3.00%, 06/01/2018 (w)	212
225	Series A, Rev., 3.00%, 06/01/2019 (w)	229

		441

	Other Revenue — 0.1%
500	Arkansas Development Finance Authority, 900 West Capitol Building Project, Rev., 3.00%, 04/01/2021	515
	City of Little Rock,
300	Rev., 2.00%, 10/01/2018	301
500	Rev., 3.00%, 10/01/2019	512

		1,328

	Water & Sewer — 0.1%
100	City of Hot Springs, Wastewater Refunding & Construction, Rev., 2.00%, 12/01/2017	100
100	City of Little Rock, Water Reclamation System, Rev., 1.15%, 10/01/2018	99
	Northwest Arkansas Conservation Authority, Wastewater,
125	Rev., 3.00%, 03/01/2018	126
220	Rev., 3.00%, 03/01/2019	224
280	Rev., 3.00%, 03/01/2020	299

		848

	Total Arkansas	3,596

	California — 3.6%
	Education — 0.4%
6,000	University of California, Series AL-2, Rev., VRDO, 0.96%, 12/07/2017 (z)	6,000
20	University of California, Limited Project, Series E, Rev., 4.00%, 05/15/2018	20

		6,020

	General Obligation — 0.2%
25	City & County of San Francisco, Public Health & Safety, Series A, GO, 5.00%, 06/15/2018	26
1,710	Hayward Unified School District, Election of 2014, GO, AGM, 3.00%, 08/01/2018	1,728
25	Los Angeles Community College District, Series C, GO, 5.00%, 08/01/2018	26
250	Mount San Antonio Community College District, GO, BAN, Zero Coupon, 04/01/2022	231
25	Pittsburg Unified School District, GO, AGM, 4.00%, 08/01/2018	25
20	San Francisco Unified School District, Proposition A, Election of 2011, Series A, GO, 5.00%, 06/15/2018	20
500	San Leandro Unified School District, GO, 3.00%, 08/01/2018	505
750	San Leandro Unified School District, Election of 2016, Series A, GO, 3.00%, 08/01/2018	757
40	San Ramon Valley Unified School District, GO, 4.00%, 08/01/2018	41
	State of California, Economic Recovery,
25	Series A, GO, 5.00%, 07/01/2018 (p)	26
20	Series A, GO, 5.00%, 07/01/2018 (p)	20

		3,405

	Hospital — 0.1%
500	California Municipal Finance Authority, Community Medical Centers, Series A, Rev., 5.00%, 02/01/2018	503
100	California Public Finance Authority, Henry Mayo Newhall Hospital, Rev., 5.00%, 10/15/2020	108
	Pioneers Memorial Healthcare District,
255	Rev., 3.00%, 10/01/2019 (w)	258
265	Rev., 3.00%, 10/01/2020 (w)	270

		1,139

	Housing — 0.2%
2,480	California Municipal Finance Authority, Providence House Oakland, Rev., 1.10%, 05/01/2018 (z)	2,478

	Other Revenue — 1.4%
1,000	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust, Series A-4, Rev., (ICE LIBOR USD 3 Month + 0.37%, 8.00% Cap), 1.41%, 01/02/2018 (aa)	1,006
10,000	California Municipal Finance Authority, Republic Services, Inc. Project, Rev., 1.10%, 01/02/2018 (z)	9,993
75	California Statewide Communities Development Authority, Front Porch Communities & Services, Rev., 5.00%, 04/01/2020	80

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
	California Statewide Communities Development Authority, Kaiser Permanente,
3,000	Series B, Rev., VRDO, 0.94%, 12/07/2017 (z)	3,000
4,500	Series B, Rev., VRDO, 0.95%, 12/07/2017 (z)	4,500
3,150	Series M, Rev., VRDO, 0.95%, 12/07/2017 (z)	3,150
20	Los Angeles Convention & Exhibit Center Authority, Series A, Rev., 4.50%, 08/15/2018 (p)	20
35	Los Angeles County Public Works Financing Authority, Los Angeles County Regional Park & Open Space, Rev., AGM, 5.25%, 10/01/2018	36
25	Riverside County Redevelopment Successor Agency, Jurupa Valley Redevelopment Project, Series B, Rev., AGM, 4.00%, 10/01/2018	26

		21,811

	Prerefunded — 0.0% (g)
20	California Infrastructure & Economic Development Bank, The Walt Disney Family Museum, Rev., 5.00%, 02/01/2018 (p)	20
80	Imperial Irrigation District Electric System, Series A, Rev., 5.25%, 11/01/2018 (p)	83
40	Kern County Water Agency Improvement District No. 4, Series A, COP, AGC, 5.00%, 05/01/2018 (p)	41
25	Monterey Peninsula Community College District, Election of 2002, Series C, GO, AGM, 5.00%, 02/01/2018 (p)	25
20	State of California, Department of Water Resources, Central Valley Project, Rev., 5.00%, 06/01/2018 (p)	20
20	State of California, Department of Water Resources, Power Supply, Series H, Rev., AGM, 5.00%, 05/01/2018 (p)	20

		209

	Transportation — 0.0% (g)
25	Bay Area Toll Authority, Rev., 4.00%, 04/01/2018	25
650	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series C, Rev., 1.88%, 04/01/2019 (z)	651
30	City of Los Angeles, Department of International Airports, Series A, Rev., 5.00%, 05/15/2018	31

		707

	Utility — 0.5%
6,900	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co., Series G, Rev., 1.05%, 12/01/2018	6,863
20	Los Angeles Department of Water & Power, Power System, Series A, Rev., 5.00%, 07/01/2018	21

		6,884

	Water & Sewer — 0.8%
12,000	California State Department of Water Resources, Central Valley Project Water System, Series AU, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.22%, 8.00% Cap), 1.19%, 12/07/2017 (aa)	11,986
20	Chino Hills Financing Authority, Rev., 4.00%, 06/01/2018	20
150	City of Manteca, Rev., 2.00%, 12/01/2017	150
250	Irvine Ranch Water District, Series A-1, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.07%), 1.04%, 12/07/2017 (aa)	250
	State of California, Department of Water Resources, Power Supply,
40	Series K, Rev., 5.00%, 05/01/2018	41
20	Series N, Rev., 5.00%, 05/01/2018	20

		12,467

	Total California	55,120

	Colorado — 1.3%
	Certificate of Participation/Lease — 0.1%
100	City of Avon, COP, 2.00%, 12/01/2017	100
200	City of Commerce City, COP, AGM, 2.00%, 12/15/2017	200
	Denver City & County School District No. 1,
435	Series A, COP, 2.00%, 12/01/2017	435
760	Series B, COP, 3.00%, 12/01/2017	760
25	El Paso County, Judicial Complex Project, Series A, COP, AMBAC, 5.00%, 12/01/2017	25

		1,520

	General Obligation — 0.1%
120	Adams 12 Five Star Schools, GO, 5.00%, 12/15/2018	124

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
	City of Aurora, Sterling Hills West Metropolitan District,
100	GO, 5.00%, 12/01/2018	103
110	GO, 5.00%, 12/01/2019	116
100	GO, 5.00%, 12/01/2020	107
	Denver City & County School District No. 1,
25	GO, 4.00%, 12/01/2017	25
255	Series B, GO, 4.00%, 12/01/2019 (p)	266
	Douglas County School District No. Re-1, Douglas & Elbert Counties,
100	GO, 4.00%, 12/15/2017	100
20	Series B, GO, 5.00%, 12/15/2018	21
20	Mesa County Valley, School District No. 51, Grand Junction, GO, 4.00%, 12/01/2018	21
45	Park County School District No. 1, GO, 2.00%, 12/01/2017	45
1,000	Pitkin County School District No. 1, GO, 5.00%, 12/01/2017	1,000
25	Pueblo County School District No. 70, GO, NATL-RE, 5.00%, 12/01/2018	26
20	Weld County Reorganized School District No. Re-8, GO, 5.00%, 12/01/2017	20

		1,974

	Hospital — 0.2%
345	Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project, Series A, Rev., 5.00%, 05/15/2018	349
	Colorado Health Facilities Authority, Parkview Medical Center, Inc. Project,
100	Rev., 3.00%, 09/01/2018	101
310	Rev., 3.00%, 09/01/2019	317
50	Colorado Health Facilities Authority, Sisters of Charity of Leavenworth Health System, Inc., Series A, Rev., 3.88%, 01/01/2019	51
	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project,
500	Rev., 5.00%, 06/01/2018	508
200	Rev., 5.00%, 06/01/2019	208
400	Rev., 5.00%, 06/01/2020	426
380	University of Colorado Hospital Authority, Series C-1, Rev., 4.00%, 03/01/2020 (z)	394

		2,354

	Housing — 0.3%
5,000	Adams County Colorado Housing Authority Multifamily Housing, Baker School Apartment Project, Rev., 1.50%, 11/01/2019 (z)	4,977

	Other Revenue — 0.0% (g)
125	Colorado School of Mines, Enterprise Refunding & Improvement, Series A, Rev., 5.00%, 12/01/2017	125
425	Pueblo Urban Renewal Authority, Sales Tax Increment, Regional Tourism Act Project, Rev., 2.25%, 06/01/2018	424

		549

	Prerefunded — 0.0% (g)
20	Rio Blanco County School District No. Re-1, GO, 5.00%, 12/01/2018 (p)	21

	Transportation — 0.1%
35	Denver City & County, Department of Aviation Airport System, Series A, Rev., 5.00%, 11/15/2018	36
500	E-470 Public Highway Authority, Senior LIBOR Index, Series A, Rev., (ICE LIBOR USD 1 Month + 0.90%, 10.00% Cap), 1.82%, 12/07/2017 (aa)	500
25	Regional Transportation District, Sales Tax, Series A, Rev., 5.25%, 11/01/2018	26

		562

	Utility — 0.5%
8,020	City of Colorado Springs, Utilities System Improvement, Series B, Rev., VRDO, 1.00%, 12/07/2017 (z)	8,020

	Water & Sewer — 0.0% (g)
25	Metro Wastewater Reclamation District, Sewer Revenue, Series A, Rev., 5.00%, 04/01/2018	25

	Total Colorado	20,002

	Connecticut — 3.2%
	Education — 0.1%
725	Connecticut State Health & Educational Facility Authority, Series A-3, Rev., 0.88%, 02/08/2018 (z)	725
470	State of Connecticut, Health & Educational Facility Authority, Ascension Health Credit Group, Series B, Rev., 1.65%, 03/01/2019 (z)	470

		1,195

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — 2.7%
	City of New Haven,
5,300	GO, TAN, 2.50%, 05/15/2018	5,324
100	Series A, GO, 3.00%, 08/01/2018	101
750	Series A, GO, 5.25%, 08/01/2019	791
	City of Waterbury,
430	Series A, GO, 3.00%, 11/15/2018	435
485	Series A, GO, 3.00%, 11/15/2019	496
265	Series B, GO, 3.00%, 09/01/2018	268
325	Series B, GO, 3.00%, 09/01/2019	331
215	City of West Haven, Series A, GO, 3.00%, 11/01/2018	216
12,000	Hartford County, Connecticut Metropolitan District, Series B, GO, BAN, 3.00%, 08/01/2018	12,074
	State of Connecticut,
160	Series B, GO, AMBAC, 5.25%, 06/01/2018	163
5,235	Series C, GO, VRDO, 1.05%, 12/07/2017 (z)	5,235
475	Series C, GO, 5.00%, 12/01/2020	502
150	Series E, GO, 5.00%, 09/01/2019	158
11,575	Series F, GO, 5.00%, 11/15/2019	12,235
200	Series G, GO, 5.00%, 11/01/2021	221
20	Town of Groton Court, Lot A, GO, 4.00%, 10/01/2018	20
2,250	Town of Hamden, GO, BAN, 3.00%, 08/23/2018	2,277
15	Town of New Canaan, Series A, GO, 5.00%, 04/01/2018	15
35	Town of Trumbull Court, GO, 5.00%, 01/15/2018	35

		40,897

	Housing — 0.4%
5,080	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Series F-5, Rev., GNMA/FNMA/FHLMC, 1.30%, 11/15/2018 (z)	5,065
535	Norwalk Housing Authority, Multifamily Housing, Cedar Court Apartments Project, Rev., 1.25%, 06/01/2018 (z)	535

		5,600

	Other Revenue — 0.0% (g)
25	State of Connecticut, Revolving Fund, Series A, Rev., 4.00%, 06/01/2018	25

	Prerefunded — 0.0% (g)
150	Connecticut State Health & Educational Facility Authority, Rev., BHAC-CR NATL-RE, 5.00%, 07/01/2018 (p)	153
100	Connecticut State Health & Educational Facility Authority, The Loomis Chafee School, Series G, Rev., 4.50%, 07/01/2018 (p)	102
100	South Central Connecticut Regional Water Authority, Water System, Rev., NATL-RE, 5.00%, 08/01/2018 (p)	102
25	State of Connecticut, Health & Educational Facility Authority, Quinnipiac University, Rev., NATL-RE, 5.00%, 07/01/2018 (p)	26
30	Town of Old Saybrook, GO, 3.00%, 11/01/2018 (p)	30

		413

	Total Connecticut	48,130

	Delaware — 0.0% (g)
	Housing — 0.0% (g)
30	Delaware State Housing Authority, Senior Single Family Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 3.90%, 07/01/2018	30

	Prerefunded — 0.0% (g)
45	Delaware Transportation Authority,
	Series A, Rev., 4.00%, 07/01/2018 (p)	46

	Transportation — 0.0% (g)
	Delaware Transportation Authority,
15	Rev., 5.00%, 07/01/2018	15
40	Series A, Rev., 5.00%, 07/01/2018	41

		56

	Utility — 0.0% (g)
25	Sustainable Energy Utility, Inc., Energy Efficiency, Rev., 4.00%, 09/15/2018	26

	Total Delaware	158

	District of Columbia — 1.6%
	General Obligation — 0.0% (g)
20	District of Columbia, Series F, GO, BHAC, 5.00%, 06/01/2018	20

	Other Revenue — 1.6%
1,000	District of Columbia, American Society, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.96%, 12/07/2017 (z)	1,000
	District of Columbia, Income Tax Revenue,
25	Series B, Rev., 5.00%, 12/01/2017	25
250	Series C, Rev., 5.00%, 12/01/2017	250

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
20	Series C, Rev., 5.00%, 12/01/2018	21
9,675	District of Columbia, Medlantic/Helix Issue, Tranche II, Series A, Rev., VRDO, LOC: TD Bank NA, 0.94%, 12/07/2017 (z)	9,675
12,770	District of Columbia, Medlantic/Helix Issue, Tranche III, Series A, Rev., VRDO, LOC: PNC Bank NA, 0.98%, 12/07/2017 (z)	12,770

		23,741

	Prerefunded — 0.0% (g)
25	District of Columbia, Series C, GO, VRDO, AGM, 5.00%, 12/01/2017 (p) (z)	25
25	District of Columbia, Children’s Hospital, Rev., AGM, 5.25%, 07/15/2018 (p)	26

		51

	Transportation — 0.0% (g)
20	Metropolitan Washington Airports Authority, Series B, Rev., 4.00%, 10/01/2018	20

	Total District of Columbia	23,832

	Florida — 1.0%
	Certificate of Participation/Lease — 0.0% (g)
30	Lee County School Board, Series B, COP, 5.00%, 08/01/2018	31
25	Palm Beach County School District, Series B, COP, 5.00%, 08/01/2018	25
450	Walton County District School Board, COP, 4.00%, 07/01/2018	457

		513

	Education — 0.0% (g)
20	Board of Governors of the University of Florida, Housing Facility Revenue, Series A, Rev., 5.00%, 05/01/2018	20
	Florida State Board of Education, Lottery,
20	Series B, Rev., 5.00%, 07/01/2018	20
20	Series C, Rev., 5.00%, 07/01/2018	21

		61

	General Obligation — 0.1%
	City of Lauderhill,
100	GO, 2.00%, 01/01/2018	100
175	GO, 3.00%, 01/01/2019	178
460	GO, 3.00%, 01/01/2020	471
425	GO, 3.00%, 01/01/2021	440
	County of Miami-Dade, Building Better Communities Program,
55	GO, 5.00%, 07/01/2018	56
25	Series A, GO, 4.00%, 07/01/2018	25
25	County of Sarasota, Environmentally Sensitive, GO, 4.00%, 10/01/2018 (p)	26
	Florida State Board of Education, Public Education Capital Outlay,
10	Series B, GO, 5.00%, 06/01/2018	10
20	Series D, GO, 5.00%, 06/01/2018	21
315	Florida State Department of Transportation, Right-of-Way Acquisition & Bridge Construction, Series B, GO, 5.00%, 07/01/2018	321

		1,648

	Hospital — 0.4%
6,330	Orange County Health Facilities Authority, The Nemours Foundation Project, Series C-2, Rev., VRDO, LOC: TD Bank NA, 0.98%, 12/07/2017 (z)	6,330

	Housing — 0.1%
2,000	Pinellas County Housing Finance Authority, Multi-Family Housing, Boca Ciega Townhomes, Rev., 0.95%, 09/01/2018	1,995

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
	Florida Department of Environmental Protection,
20	Series A, Rev., 5.00%, 07/01/2018	20
35	Series A, Rev., 5.00%, 07/01/2018	36
20	Series B, Rev., 5.00%, 07/01/2018	21

		77

	Other Revenue — 0.1%
745	City of Cape Coral, Water & Sewer, Rev., AGM, 1.40%, 09/01/2018	743
	City of Orlando,
30	Series B, Rev., 5.00%, 10/01/2018	31
20	Series B, Rev., 5.00%, 10/01/2018	21
20	County of Hillsborough, Rev., 5.00%, 08/01/2018	21
40	County of Pasco, Series A, Rev., 5.00%, 12/01/2018	41
25	Osceola County, Sales Tax, Rev., AGC, 4.00%, 10/01/2018 (p)	26

50	Volusia County School Board, Sales Tax, Rev., 5.00%, 10/01/2018	51

		934

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.1%
	Broward County School Board,
10	Series A, COP, AGM, 4.50%, 07/01/2018 (p)	10
20	Series A, COP, AGM, 4.75%, 07/01/2018 (p)	21
	County of Miami-Dade, Miami International Airport,
20	Series B, Rev., AGM, 5.00%, 10/01/2018 (p)	20
25	Series B, Rev., AGC, 5.00%, 10/01/2018 (p)	26
20	County of Miami-Dade, Transit System, Rev., AGM, 5.00%, 07/01/2018 (p)	20
20	County of Miami-Dade, Transit System Sales Surtax, Rev., AGM, 5.00%, 07/01/2018 (p)	20
20	County of Sarasota, Series A, Rev., 4.13%, 10/01/2018 (p)	21
	Florida State Municipal Power Agency,
20	Rev., AGM-CR, 5.00%, 10/01/2018 (p)	20
85	Rev., 5.25%, 10/01/2018 (p)	88
200	Series A, Rev., 5.00%, 10/01/2018 (p)	206
40	Halifax Hospital Medical Center, Daytona Beach, Series B-2, Rev., AGM, 5.38%, 06/01/2018 (p)	41
105	JEA Electric System, Series 3-A, Rev., 2.50%, 10/01/2018 (p)	106

		599

	Transportation — 0.0% (g)
100	County of Miami-Dade, Aviation, Series B, Rev., 5.00%, 10/01/2018	103
25	Orlando-Orange County Expressway Authority, Series B, Rev., AGM, 5.00%, 07/01/2018	26
75	State of Florida, Department of Transportation, Turnpike Authority,
	Series A, Rev., 5.00%, 07/01/2018	76

		205

	Utility — 0.2%
35	County of Charlotte, Utility System, Rev., AGM, 5.00%, 10/01/2018	36
110	JEA Electric System, Series 3-A, Rev., 4.00%, 10/01/2018	112
2,475	Orlando Utilities Commission, Series B, Rev., VRDO, 0.96%, 12/07/2017 (z)	2,475
120	Reedy Creek Improvement District Utility Revenue, Series 2, Rev., 5.00%, 10/01/2019	127

		2,750

	Water & Sewer — 0.0% (g)
25	City of Fort Lauderdale, Water & Sewer, Rev., 5.00%, 03/01/2018	25

	Total Florida	15,137

	Georgia — 0.7%
	General Obligation — 0.5%
25	Athens-Clarke County Unified Government, Jail Expansion Project, GO, 4.00%, 12/01/2017	25
5,650	Clarke County Board of Education, GO, 5.00%, 09/01/2022	6,472
60	County of Meriwether, GO, 2.00%, 03/01/2018	60
45	Forsyth County School District, GO, 5.00%, 02/01/2018	46
250	Jackson County School District, GO, 5.00%, 03/01/2019	261
20	McDuffie County School District, Sales Tax, GO, 4.00%, 05/01/2018	20
150	Morgan County Georgia School District, GO, 5.00%, 05/01/2018	152
50	State of Georgia, Series G, GO, 5.00%, 12/01/2017	50

		7,086

	Hospital — 0.0% (g)
25	Fulton County Development Authority, Catholic Health East Issue, Rev., 3.75%, 11/15/2018 (p)	25
100	Richmond County Hospital Authority, University Health Services, Inc. Project, Rev., 5.00%, 01/01/2022	112

		137

	Prerefunded — 0.0% (g)
25	Athens-Clarke County Unified Government Development Authority, UGAREF Central Precinct, LLC Project, Rev., 5.00%, 06/15/2018 (p)	26
25	County of McDuffie, GO, AGC, 5.25%, 04/01/2018 (p)	25
	Gwinnett County School District,
20	GO, 5.00%, 02/01/2018 (p)	20
35	GO, 5.00%, 02/01/2018 (p)	35

		106

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — 0.2%
25	Douglasville-Douglas County Water & Sewer Authority, Rev., 5.00%, 06/01/2018	25
	East Point Building Authority, Water & Sewer Project,
1,750	Rev., AGM, 3.00%, 02/01/2018	1,754
1,000	Rev., AGM, 4.00%, 02/01/2019	1,029
550	Rev., AGM, 5.00%, 02/01/2020	589

		3,397

	Total Georgia	10,726

	Hawaii — 0.3%
	General Obligation — 0.3%
5,000	City & County of Honolulu, Rail Transit Project, GO, (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.30%, 8.00% Cap), 1.27%, 12/07/2017 (aa)	4,977
15	State of Hawaii, Series DT, GO, 4.00%, 11/01/2018	15

		4,992

	Transportation — 0.0% (g)
20	State of Hawaii, Highway, Rev., 5.50%, 07/01/2018	20

	Water & Sewer — 0.0% (g)
45	City & County of Honolulu, Wastewater System, Series A, Rev., 5.00%, 07/01/2018	46

	Total Hawaii	5,058

	Idaho — 0.0% (g)
	General Obligation — 0.0% (g)
30	Ada & Boise Counties Independent School District, Idaho Independent School District, Series B, GO, 4.00%, 08/01/2018	31

	Prerefunded — 0.0% (g)
30	Idaho Bond Bank Authority, Series C, Rev., 5.63%, 09/15/2018 (p)	31
50	Idaho Housing & Finance Association, Federal Highway, Series G, Rev., GRAN, AGC, 5.25%, 07/15/2018 (p)	51

		82

	Total Idaho	113

	Illinois — 7.6%
	Certificate of Participation/Lease — 0.1%
	University of Illinois,
1,000	Series A, COP, 5.00%, 10/01/2019	1,049
1,215	Series C, COP, 5.00%, 03/15/2018	1,225

		2,274

	Education — 1.2%
	Illinois Finance Authority, Chicago International Charter School Project, Refunding & Improvement,
300	Rev., 3.00%, 06/01/2018	301
125	Rev., 3.00%, 12/01/2018	125
185	Rev., 3.00%, 12/01/2019	186
15,957	Illinois Finance Authority, The University of Chicago, Rev., VRDO, 0.97%, 12/07/2017 (z)	15,957
300	Peoria Public Building Commission, School District No. 150 Project, Rev., 5.00%, 12/01/2019	317
315	University of Illinois, Auxiliary Facilities System, Series A, Rev., 5.00%, 04/01/2019	327
	Will County, Community Consolidated School District No. 70-C Laraway, Lease Certificates,
90	Series A, Rev., AGM, 4.00%, 12/01/2017	90
355	Series A, Rev., AGM, 4.00%, 12/01/2018	362
370	Series A, Rev., AGM, 4.00%, 12/01/2019	382
385	Series A, Rev., AGM, 4.00%, 12/01/2020	403
400	Series A, Rev., AGM, 4.00%, 12/01/2021	424

		18,874

	General Obligation — 2.8%
	Adams County School District No. 172,
270	GO, AGM, 4.00%, 02/01/2019	276
300	GO, AGM, 4.00%, 02/01/2020	310
300	GO, AGM, 4.00%, 02/01/2021	314
330	Buffalo Grove Park District, Lake & Cook Counties, GO, 2.00%, 12/30/2020	330
175	Chicago Park District, Series C, GO, 5.00%, 01/01/2022	192
	Chicago Park District, Limited Tax,
50	Series B, GO, 4.00%, 01/01/2020	52
225	Series B, GO, 5.00%, 01/01/2020	237
100	Series B, GO, 5.00%, 01/01/2021	108
100	Chicago Park District, Unlimited Tax, Series C, GO, 3.00%, 01/01/2020	102
100	City of Berwyn, Series A, GO, 3.00%, 12/01/2017	100
110	City of Country Club Hills, GO, 4.00%, 12/01/2017	110
25	City of DeKalb, Series A, GO, 3.00%, 01/01/2018	25

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
35	City of Peoria, Tazewell County, Community College District No. 514, GO, 4.75%, 12/01/2017	35
	City of Rock Island,
100	Series A, GO, AGM, 2.00%, 12/01/2018	100
130	Series A, GO, AGM, 2.00%, 12/01/2019	129
130	Series A, GO, AGM, 3.00%, 12/01/2021	133
120	Series B, GO, AGM, 2.00%, 12/01/2018	120
150	Series B, GO, AGM, 2.00%, 12/01/2019	149
200	Series B, GO, AGM, 3.00%, 12/01/2020	204
200	Series B, GO, AGM, 3.00%, 12/01/2021	204
380	Clinton & St. Clair Counties Community Unit School District No. 3, School Building, GO, 5.00%, 12/01/2019	400
100	Cook & Will Counties School District No. 194, GO, 4.00%, 12/01/2017	100
20	Cook County High School District No. 204, Lyons Township, GO, 4.00%, 12/15/2018	21
	Cook County Township High School District No. 208 Riverside-Brookfield,
920	Series C, GO, 3.00%, 12/15/2018	934
690	Series C, GO, 3.00%, 12/15/2019	706
150	Cook County, Proviso Township High School District No. 209, Series B, GO, AGM, 4.00%, 12/01/2018	153
	County of Cook,
150	Series A, GO, 5.00%, 11/15/2018	154
355	Series A, GO, 5.00%, 11/15/2021	388
100	Series C, GO, 4.25%, 11/15/2018	102
180	Series C, GO, 5.00%, 11/15/2022	200
	County of Winnebago,
45	Series C, GO, 2.00%, 12/30/2017	45
185	Series C, GO, 2.00%, 12/30/2018	186
50	County of Winnebago, General Funds Alternate Revenue Source, Series A, GO, AGC, 4.00%, 12/30/2018	51
200	County of Winnebago, Illinois Tax Alternate Revenue Source, Series D, GO, 2.50%, 12/30/2018	202
830	DuPage County Community High School District No. 94, GO, 4.00%, 01/01/2019	851
60	Ford etc. Counties Community Unit School District No. 10 Paxton-Buckley-Loda, School Building, Series A, GO, AGM, 4.00%, 12/01/2018	61
60	Fox Valley Park District, Series B, GO, 4.00%, 12/15/2018	62
400	Greater Chicago Metropolitan Water Reclamation District, Capital Improvement, Series C, GO, 5.00%, 12/01/2017	400
1,595	Grundy & Will Counties Community Unit School District No. 1 Coal City, GO, 4.00%, 02/01/2020	1,660
	Jackson County Community Unit School District No. 186,
200	GO, AGM, 4.00%, 12/01/2019	207
265	GO, AGM, 4.00%, 12/01/2020	278
	Joliet Park District, Will & Kendall Counties,
220	Series A, GO, 4.00%, 02/01/2018	221
350	Series B, GO, 4.00%, 02/01/2018	351
3,640	Kane County Community Unit School District No. 101, GO, 2.00%, 01/01/2018	3,641
70	Kankakee County School District No. 111, GO, AGM, 3.00%, 01/01/2018	70
	Kendall Kane & Will Counties Community Unit School District No. 308,
360	Series B, GO, 3.00%, 10/01/2018	363
120	Series B, GO, 4.00%, 10/01/2019	124
225	Series B, GO, 4.00%, 10/01/2020	236
255	Series B, GO, 4.00%, 10/01/2021	271
1,375	Series B, GO, 5.00%, 10/01/2022	1,533
35	Lake County Forest Preserve District, Series B, GO, 5.00%, 12/15/2018	36
125	Lincoln Land Community College District No. 526, GO, 5.00%, 12/15/2021	139
1,240	Madison County Community Unit School District No. 7, GO, 4.00%, 12/01/2018	1,267
200	McLean & Woodford Counties Community Unit School District No. 5, GO, AGM, 4.50%, 12/01/2017	200
85	Monroe & St. Clair Counties, Waterloo Unit Community School District No. 5, GO, 4.00%, 04/15/2018	86
1,600	Schaumburg Park District, Series B, GO, 5.00%, 12/01/2018	1,651
	State of Illinois,
100	GO, 4.00%, 02/01/2018	100
25	GO, 4.00%, 04/01/2018	25
125	GO, 5.00%, 01/01/2018	125
415	GO, 5.00%, 02/01/2018	417
355	GO, 5.00%, 11/01/2018	363
250	Series A, GO, 5.00%, 04/01/2018	252
10,000	Series D, GO, 5.00%, 11/01/2020	10,546

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
250	Streamwood Park District, GO, 2.00%, 12/01/2017	250
	Tazewell & Woodford Counties, Community Unit School District No. 701,
100	Series A, GO, 4.00%, 12/01/2018 (w)	102
260	Series A, GO, 4.00%, 12/01/2019 (w)	269
25	Township of Campton, GO, 5.00%, 12/15/2018	26
	Village of Antioch,
220	GO, 2.00%, 12/01/2018	221
285	GO, 2.00%, 12/01/2019	285
290	GO, 3.00%, 12/01/2020	297
	Village of Flossmoor,
545	GO, 3.00%, 12/01/2018	553
425	GO, 3.00%, 12/01/2019	435
585	GO, 3.00%, 12/01/2020	603
605	GO, 3.00%, 12/01/2021	627
	Village of Hoffman Estates,
110	Series A, GO, 2.00%, 12/01/2019	110
110	Series A, GO, 3.00%, 12/01/2020	113
25	Village of Homer Glen, Will & Cook Counties, Series A, GO, 4.00%, 12/01/2017	25
670	Village of Inverness, GO, 3.00%, 12/01/2017	670
20	Village of Northbrook, Series B, GO, 3.00%, 12/01/2018	20
25	Village of Orland Park, GO, 2.00%, 12/01/2017	25
240	Village of Orland Park, Cook & Will Counties, GO, 3.25%, 12/01/2017	240
	Village of Oswego,
100	GO, 2.00%, 12/15/2018	100
100	GO, 2.00%, 12/15/2019	100
	Village of Palatine,
1,135	Series A, GO, 4.00%, 12/01/2018	1,161
1,250	Series A, GO, 4.00%, 12/01/2019	1,301
60	Village of Plainfield, Will & Kendall Counties, GO, 4.00%, 12/15/2018	61
	Village of Sugar Grove, Kane County, Waterworks & Sewerage,
50	GO, 2.00%, 05/01/2018	50
130	GO, 2.00%, 05/01/2019	130
390	GO, 3.00%, 05/01/2020	400
100	Village of Villa Park, Illinois Sales Tax Alternate Revenue Source, Series B, GO, 2.00%, 12/15/2018	100
320	Whiteside & Lee Counties, Sterling Community Unit School District No. 5, GO, AGM, 4.00%, 12/01/2020	336
	Whiteside County Community Unit School District No. 6 Morrison,
205	Series A, GO, AGM, 4.00%, 12/01/2020	215
745	Series A, GO, AGM, 4.00%, 12/01/2021	788
1,000	Will & Kendall Counties, Community Consolidated School District No. 202, GO, 1.00%, 01/01/2018	1,000
110	Will County Township High School District No. 204, Joliet, Series A, GO, 4.00%, 01/01/2018	110
20	Will County, Alternate Revenue Source, GO, 4.00%, 11/15/2018	20
115	Will County, Community Consolidated School District No. 70-C Laraway, Lease Obligations, GO, AGM, 4.00%, 12/01/2017	115

		43,266

	Hospital — 0.4%
945	Illinois Development Finance Authority, Evanston Northwestern Healthcare Corp., Series C, Rev., VRDO, 0.86%, 12/01/2017 (z)	945
3,300	Illinois Finance Authority, Advocate Health Care Network, Rev., 1.05%, 07/30/2018 (z)	3,288
250	Illinois Finance Authority, Ascension Health Alliance Senior Credit Group, Series E-2, Rev., 1.75%, 04/01/2021 (z)	248
1,200	Illinois Finance Authority, OSF Healthcare System, Series C, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.93%, 12/07/2017 (z)	1,200

		5,681

	Other Revenue — 2.2%
	City of Rochelle,
100	Series A, Rev., AGM, 3.00%, 06/30/2019 (w)	101
275	Series A, Rev., AGM, 3.00%, 06/30/2020 (w)	280
7,500	Illinois Finance Authority, Carle Foundation, Series B, Rev., VRDO, LOC: Northern Trust Co., 0.96%, 12/07/2017 (z)	7,500
9,200	Illinois Finance Authority, North Park University Project, Rev., VRDO, LOC: U.S. Bank NA, 0.95%, 12/07/2017 (z)	9,200

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
25	Illinois Sports Facilities Authority, Tax Supported, Rev., 5.00%, 06/15/2018	25
25	McLean County Public Building Commission, Rev., 2.00%, 12/01/2017	25
25	Metropolitan Pier & Exposition Authority, Illinois Dedicated State Tax, Capital Appreciation, Rev., NATL-RE, FGIC, Zero Coupon, 06/15/2018 (p)	25
250	Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B, Rev., 3.00%, 12/15/2018	250
650	Railsplitter Tobacco Settlement Authority, Rev., 5.00%, 06/01/2018	661
3,880	State of Illinois, Rev., 4.50%, 06/15/2019	4,027
11,825	State of Illinois, Junior Obligation, Rev., 5.00%, 06/15/2018	12,024

		34,118

	Prerefunded — 0.3%
25	Chicago O’Hare International Airport, General Airport, Third Lien, Series C, Rev., AGM, 4.50%, 01/01/2018 (p)	25
25	Chicago Transit Authority, Series A, Rev., AGC, 5.25%, 06/01/2018 (p)	26
2,750	City of Chicago, Rev., AGM, 5.25%, 11/01/2018 (p)	2,842
55	DuPage County Forest Preserve District, GO, 5.00%, 01/01/2018 (p)	55
30	Illinois Finance Authority, Series B, Rev., NATL-RE, 5.25%, 11/01/2018 (p)	31
50	Illinois Finance Authority, Children’s Memorial Hospital, Series B, Rev., 5.50%, 08/15/2018 (p)	51
110	Illinois Finance Authority, Northwest Community Hospital, Series A, Rev., 5.38%, 07/01/2018 (p)	113
50	Illinois Finance Authority, Resurrection Health, Series A, Rev., AGM, 4.25%, 05/15/2018 (p)	51
	Illinois Finance Authority, The University of Chicago,
25	Series B, Rev., 5.25%, 07/01/2018 (p)	26
100	Series B, Rev., 5.50%, 07/01/2018 (p)	102
40	Illinois State Toll Highway Authority, Senior Priority, Series B, Rev., 5.50%, 01/01/2018 (p)	40
810	Williamson County Community Unit School District No. 5 Carterville, Capital Appreciation, Series B, GO, AGC, Zero Coupon, 01/01/2019 (p)	476

		3,838

	Special Tax — 0.1%
	Village of Hampshire, Special Service Area No. 14, Lakewood Crossing,
480	Rev., 1.50%, 03/01/2018	480
180	Rev., 1.70%, 03/01/2019	179
200	Rev., 1.90%, 03/01/2020	198

		857

	Transportation — 0.2%
600	Chicago O’hare International Airport, Series A, Rev., 5.00%, 01/01/2019	621
200	Chicago O’Hare International Airport, General Airport, Senior Lien, Series G, Rev., AMT, 5.00%, 01/01/2021	217
270	Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Rev., 5.00%, 06/01/2021	294
	Chicago Transit Authority, Federal Transit Administration Section 5337 State of Good Repair Formula Funds,
200	Rev., 2.00%, 06/01/2018	200
2,270	Rev., 4.00%, 06/01/2019	2,339
50	Regional Transportation Authority, Series A, Rev., AGM, 5.00%, 06/01/2018	51

		3,722

	Water & Sewer — 0.3%
	City of Chicago, Second Lien Wastewater Transmission,
1,750	Series B, Rev., 5.00%, 01/01/2018	1,754
1,000	Series B, Rev., 5.00%, 01/01/2019	1,031
	City of Chicago, Second Lien Water, Project,
50	Rev., AGM, 4.25%, 11/01/2018	51
1,160	Rev., 5.00%, 11/01/2018	1,193
25	Illinois Finance Authority, Clean Water Initiative, Rev., 5.00%, 07/01/2018	26
25	Northwest Suburban Municipal Joint Action Water Agency, Water Supply System, Rev., 4.25%, 05/01/2018	25

		4,080

	Total Illinois	116,710

	Indiana — 5.7%
	Education — 1.1%
40	Edinburgh Community School Building Corp., Ad Valorem Property Tax, Rev., 1.50%, 07/15/2018	40
3,000	Hamilton Southeastern Consolidated School Building Corp., GO, BAN, 1.25%, 06/15/2018 (w)	2,999

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education –– continued
	Indiana Finance Authority, Educational Facilities, Valparaiso University,
200	Rev., 4.00%, 10/01/2018	204
255	Rev., 4.00%, 10/01/2019	264
	Ivy Tech Community College of Indiana, Student Fee,
30	Series P, Rev., 4.50%, 07/01/2018	30
35	Series T, Rev., 5.00%, 07/01/2018	36
600	Lebanon Middle School Building Corp., Ad Valorem Property Tax First Mortgage Bonds, Series B, Rev., 3.00%, 07/10/2018	606
	Mount Vernon of Hancock County Multi-School Building Corp.,
510	Rev., 4.00%, 01/15/2019	523
210	Rev., 4.00%, 07/15/2019	218
	Purdue University, Student Facilities System,
25	Series A, Rev., 5.00%, 07/01/2018	26
6,575	Series C, Rev., VRDO, 0.90%, 12/07/2017 (z)	6,575
	Southmont School Building Corp., Ad Valorem Property Tax,
200	Rev., 4.00%, 07/15/2018	203
125	Rev., 4.00%, 01/15/2019	128
300	Rev., 4.00%, 07/15/2019	311
550	Rev., 4.00%, 01/15/2020	576
190	Rev., 4.00%, 07/15/2020	201
	Wawasee High School Building Corp., Ad Valorem Property Tax First Mortgage Bonds,
155	Rev., 4.00%, 07/15/2018	157
50	Rev., 4.00%, 07/15/2019	52
	Westfield High School Building Corp., Property Tax, First Mortgage,
530	Rev., 4.00%, 01/15/2018	532
720	Rev., 4.00%, 07/15/2018	731
1,030	Rev., 4.00%, 01/15/2019	1,057
1,240	Rev., 4.00%, 07/15/2019	1,285
370	Whitley County Multi School Building Corp., Property Tax, First Mortgage, Rev., 4.00%, 01/15/2018	371

		17,125

	Hospital — 2.7%
11,900	Indiana Finance Authority, Parkview Health System Obligated Group, Series D, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.92%, 12/07/2017 (z)	11,900
9,865	Indiana Finance Authority, Trinity Health Credit Group, Series D-1, Rev., VRDO, 0.97%, 12/07/2017 (z)	9,865
14,020	Indiana Finance Authority, University Health Obligated Group, Series B, Rev., VRDO, LOC: TD Bank NA, 0.94%, 12/07/2017 (z)	14,020
4,510	Indiana Health Facility Financing Authority, Ascension Health Subordinate Credit Group, Rev., 1.37%, 10/01/2027 (z)	4,465

		40,250

	Housing — 0.0% (g)
50	Greater Clark Building Corp., First Mortgage Bond, Rev., 3.00%, 07/15/2018	51
25	South Bend Building Corp., First Mortgage, Rev., 4.00%, 02/01/2018	25

		76

	Other Revenue — 1.9%
	Hammond Redevelopment District,
150	Rev., 4.00%, 01/15/2018	150
150	Rev., 4.00%, 07/15/2018	152
615	Rev., 4.00%, 07/15/2019	631
20,000	Indiana Finance Authority, Duke Energy Indiana, Inc. Project, Series A-3, Rev., VRDO, LOC: Mizuho Corporate Bank, 1.00%, 12/07/2017 (z)	20,000
600	Indiana Finance Authority, University Health Obligated Group, Series A, Rev., 5.00%, 12/01/2017	600
7,500	Indiana State Finance Authority, Lease Appropriation, Stadium Project, Series A, Rev., VRDO, 0.96%, 12/07/2017 (z)	7,500
50	Indianapolis Local Public Improvement Bond Bank, Revenue Refunding, Series D, Rev., 5.00%, 02/01/2018	50
100	Miami County Holding Corp., Option Income Tax Lease Rental, Rev., 3.00%, 01/15/2019	101
225	Portage Redevelopment District, Tax Increment, Series B, Rev., AGM, 4.00%, 01/15/2018	226

		29,410

	Prerefunded — 0.0% (g)
15	County of Hendricks, Transportation, Rev., 5.88%, 02/01/2018 (p)	15
20	Hamilton County Public Building Corp., Rev., 5.00%, 02/01/2018 (p)	20

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded –– continued
185	Indiana Health & Educational Facilities Financing Authority, Sisters of St. Francis Health Services, Inc. Obligated Group, Rev., AGM, 5.25%, 05/01/2018 (p)	188
95	Indiana Health Facility Financing Authority, Ascension Health Subordinate Credit Group, Rev., 1.37%, 05/01/2020 (p) (z)	94

		317

	Water & Sewer — 0.0% (g)
100	City of Lawrence, Indiana Waterworks, Series A, Rev., 2.00%, 01/01/2018 (w)	100

	Total Indiana	87,278

	Iowa — 0.3%
	Certificate of Participation/Lease — 0.0% (g)
	Kirkwood Community College,
100	Series A, COP, 3.00%, 06/01/2018	101
175	Series A, COP, 3.00%, 06/01/2019	178

		279

	Education — 0.2%
25	Council Bluffs Community School District, Rev., 4.00%, 07/01/2018 (p)	25
25	Des Moines Independent Community School District, School Infrastructure Sales, Rev., 5.00%, 06/01/2018	25
2,250	Iowa Higher Education Loan Authority, Private Education Working Capital Loan Program, Series A, Rev., RAN, 2.75%, 05/10/2018	2,260
35	University of Iowa Science & Technology, Academic Building, Series A, Rev., 4.00%, 07/01/2018	36

		2,346

	General Obligation — 0.1%
105	City of Ames, Corporate Purpose,
	Series A, GO, 5.00%, 06/01/2018	107
	City of Ankeny,
20	Series A, GO, 3.00%, 06/01/2018	20
25	Series A, GO, 4.00%, 06/01/2018	25
50	Series D, GO, 4.00%, 06/01/2018	51
25	Series G, GO, 5.00%, 06/01/2018	26
25	City of Cedar Rapids, Series A, GO, 3.00%, 06/01/2018	25
	City of Des Moines,
20	Series A, GO, 5.00%, 06/01/2018	20
50	Series B, GO, 4.00%, 06/01/2018	51
500	Kirkwood Community College, GO, 3.00%, 06/01/2018	504
25	Linn-Mar Community School District, GO, 5.00%, 05/01/2018	25
20	Waukee Community School District, Series C, GO, 5.00%, 06/01/2018	20
55	West Des Moines Community School District, School Capital Loan, GO, 5.00%, 05/01/2018	56

		930

	Hospital — 0.0% (g)
480	City of Ames, Mary Greeley Medical Center, Rev., 5.00%, 06/15/2018	489

	Other Revenue — 0.0% (g)
25	State of Iowa, Vision Iowa Special Fund, Rev., NATL-RE, 5.50%, 02/15/2018	25

	Prerefunded — 0.0% (g)
45	Iowa Finance Authority, State Revolving Fund, Rev., 5.25%, 08/01/2018 (p)	46

	Utility — 0.0% (g)
20	City of Des Moines, Stormwater Utility, Series G, Rev., 3.00%, 06/01/2018	20
110	Muscatine Power & Water, Rev., 2.00%, 12/01/2018	111

		131

	Water & Sewer — 0.0% (g)
40	Des Moines Metropolitan Wastewater Reclamation Authority, Sewer Revenue, Series B, Rev., 3.00%, 06/01/2018	40

	Total Iowa	4,286

	Kansas — 0.0% (g)
	General Obligation — 0.0% (g)
25	City of Olathe, Series 218, GO, 5.00%, 10/01/2018	26
65	County of Neosho, Sales Tax, GO, 3.00%, 10/01/2018	66
20	Douglas County Unified School District No. 497, Series A, GO, 2.00%, 09/01/2018	20
100	Ford County Unified School District No. 443, Series B, GO, 5.00%, 09/01/2018	103
25	Johnson County Unified School District No. 233, Series B, GO, 4.00%, 09/01/2018	25

		240

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — 0.0% (g)
100	City of Hutchinson, Hutchinson Regional Medical Center, Inc., Rev., 4.00%, 12/01/2017	100
20	Kansas Development Finance Authority, Department of Health & Environment, Revolving Funds, Series SRF-1, Rev., 5.00%, 03/01/2018	20

		120

	Other Revenue — 0.0% (g)
25	Kansas State Development Finance Authority, Sisters Leavenwort, Series A, Rev., 5.00%, 01/01/2018 (p)	25

	Prerefunded — 0.0% (g)
25	City of Manhattan, Series A, GO, 4.10%, 11/01/2018 (p)	26
20	Kansas Unified School District No. 265 Sedgwick County, GO, AGC, 4.50%, 10/01/2018 (p)	20
60	Kansas Unified School District No. 266 Sedgwick County, GO, AGM, 5.25%, 09/01/2018 (p)	62

		108

	Total Kansas	493

	Kentucky — 1.0%
	Education — 0.1%
50	Boone County School District Finance Corp., School Building, Rev., 2.00%, 03/01/2018	50
1,250	City of Berea Education Facilities, Berea College Project, Series A, Rev., VRDO, 0.85%, 12/01/2017 (z)	1,250
20	University of Kentucky, General Receipts, Series B, Rev., 5.00%, 04/01/2018	20

		1,320

	Hospital — 0.0% (g)
50	Kentucky Bond Development Corp., Hospital Facilities, St. Elizabeth Medical Centre, Inc., Rev., 5.00%, 05/01/2018	51
375	Kentucky Economic Development Finance Authority, Owensboro Health, Inc., Series A, Rev., 5.00%, 06/01/2019	389

		440

	Housing — 0.0% (g)
200	Kentucky State Property & Buildings Commission, Project No. 90, Rev., 5.00%, 11/01/2018	206

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
300	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Company Project, Series A, Rev., 1.50%, 04/01/2019 (z)	299

	Other Revenue — 0.1%
50	Eastern Kentucky University, Series A, Rev., 2.50%, 10/01/2018	50
175	Kentucky Economic Development Finance Authority, Owensboro Health, Inc., Series A, Rev., 5.00%, 06/01/2018	177
350	Kentucky State Property & Buildings Commission, Project No. 100, Series A, Rev., 5.00%, 08/01/2018	358
75	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.25%, 10/01/2018	77

		662

	Prerefunded — 0.3%
4,500	Kentucky State Property & Buildings Commission, Project No. 90, Rev., 5.00%, 11/01/2018 (p)	4,640
130	Louisville/Jefferson County Metro Government, Health Facilities, Jewish Hospital & St. Mary’s HealthCare, Inc. Project, Rev., 6.13%, 02/01/2018 (p)	131
50	Louisville/Jefferson County Metro Government, Mortgage Revenue Refunding & Improvement, Series B, Rev., 4.50%, 03/01/2018 (p)	50
25	University of Louisville, General Receipts, Series A, Rev., 4.50%, 09/01/2018 (p)	26

		4,847

	Utility — 0.3%
4,200	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Company Project, Rev., 1.25%, 06/03/2019 (z)	4,161

	Water & Sewer — 0.2%
2,440	Louisville/Jefferson County Metro Government, Water System, Rev., 5.00%, 11/15/2019	2,599

	Total Kentucky	14,534

	Louisiana — 0.6%
	Education — 0.0% (g)
175	Louisiana Public Facilities Authority, Capital Appreciation, Loyola University Project, Rev., Zero Coupon, 10/01/2018	172

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — 0.1%
520	Calcasieu Parish School District No. 34, GO, 3.00%, 01/15/2022	540
150	Iberia Parishwide School District, GO, 2.00%, 03/01/2021	150
	Natchitoches Parish Consolidated School District No. 7,
90	GO, 2.00%, 03/01/2018	90
100	GO, 2.00%, 03/01/2019	100
335	St. Martin Parish School Board, GO, 3.00%, 03/01/2021	346
	State of Louisiana, St. Tammany Parishwide School District No. 12,
100	GO, 2.00%, 03/01/2019	101
200	GO, 2.00%, 03/01/2020	201

		1,528

	Hospital — 0.1%
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project,
225	Rev., 4.00%, 05/15/2019	233
325	Rev., 5.00%, 05/15/2020	350

		583

	Housing — 0.0% (g)
160	Louisiana Public Facilities Authority, University Alexandria Student Housing Project, Series A, Rev., 2.00%, 10/01/2018	161

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
150	St. Charles Parish, Pollution Control, Shell Oil Co. Project, Series B, Rev., VRDO, 0.87%, 12/01/2017 (z)	150

	Other Revenue — 0.4%
125	City of Shreveport, Independence Stadium Project, Rev., 3.00%, 03/01/2018	125
100	Lafayette Consolidated Government, Public Improvement Sales Tax, Series A, Rev., 3.00%, 03/01/2019	102
	Louisiana Local Government Environmental Facilities & Community Development Authority, Delta Campus Facilities Project,
1,000	Rev., 5.00%, 10/01/2018	1,029
1,715	Rev., 5.00%, 10/01/2019	1,816
200	Louisiana Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvement Projects, Rev., 4.00%, 05/01/2020	210
1,500	Louisiana Local Government Environmental Facilities & Community Development Authority, LCTCS Act 391 Project, Rev., 5.00%, 10/01/2021	1,667
275	Louisiana Public Facilities Authority, Archdiocese of New Orleans Project, Rev., 5.00%, 07/01/2018	280

		5,229

	Special Tax — 0.0% (g)
250	St. Charles Parish, Limited Tax, Series A, Rev., AGM, 3.00%, 03/01/2019	254

	Transportation — 0.0% (g)
135	New Orleans Aviation Board, General Airport, North Terminal Project, Series A, Rev., 5.00%, 01/01/2020	144

	Utility — 0.0% (g)
25	State of Louisiana, Gasoline & Fuels Tax, Series A-1, Rev., 5.00%, 05/01/2018	25

	Water & Sewer — 0.0% (g)
200	City of Shreveport, Water & Sewer, Series A, Rev., AGM, 4.00%, 12/01/2018	205
150	City of Shreveport, Water & Sewer, Junior Lien, Series B, Rev., AGM, 4.00%, 12/01/2018	153

		358

	Total Louisiana	8,604

	Maine — 0.0% (g)
	Education — 0.0% (g)
540	Maine Health & Higher Educational Facilities Authority, University of New England, Rev., 4.00%, 07/01/2019	559

	Other Revenue — 0.0% (g)
25	Maine Municipal Bond Bank, Series F, Rev., 5.00%, 11/01/2018	26

	Total Maine	585

	Maryland — 2.7%
	General Obligation — 0.8%
20	City of Frederick, Series B, GO, 3.00%, 03/01/2018	20
30	County of Anne Arundel, GO, 4.00%, 04/01/2018	30
250	County of Montgomery, Series B, GO, 5.00%, 12/01/2017	250
25	State of Maryland, State & Local Facilities Loan of 2003, Series A, GO, 5.25%, 03/01/2018	25

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Maryland — continued
20	State of Maryland, State & Local Facilities Loan of 2010, Series B, GO, 5.00%, 03/01/2018	20
25	State of Maryland, State & Local Facilities Loan of 2012, First Series, Series C, GO, 4.00%, 08/15/2018	26
11,300	Washington Suburban Sanitary Commission, Series A, GO, VRDO, BAN, 0.96%, 12/07/2017 (z)	11,300
50	Washington Suburban Sanitary Commission, Public Improvement, GO, 5.00%, 06/01/2018	51

		11,722

	Hospital — 0.5%
7,750	County of Montgomery, CHE Trinity Health Credit Group, Series MD, Rev., 1.14%, 03/01/2018 (z)	7,725

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
	City of Rockville, Ingleside at King Farm Project,
400	Rev., 5.00%, 11/01/2018	410
150	Rev., 5.00%, 11/01/2019	157
165	Series A-2, Rev., 4.00%, 11/01/2018	167
100	Series A-2, Rev., 4.00%, 11/01/2019	103

		837

	Other Revenue — 0.0% (g)
250	County of Prince George’s, Collington Episcopal Life Care Community, Inc., Rev., 5.00%, 04/01/2018	252

	Prerefunded — 1.3%
25	County of Cecil, Consolidated Public Improvement, GO, VRDO, AGM, 4.00%, 12/01/2017 (z) (p)	25
5	County of Prince George’s, Consolidated Public Improvement Bond, GO, 4.00%, 07/15/2018 (p)	5
50	Maryland Health & Higher Educational Facilities Authority, University Maryland Medical System, Rev., AMBAC, 5.50%, 07/01/2018 (p)	51
	Maryland Health & Higher Educational Facilities Authority, Washington County Hospital,
5,575	Rev., 5.75%, 01/01/2018 (p)	5,594
13,855	Rev., 6.00%, 01/01/2018 (p)	13,903
	State of Maryland, Department of Transportation,
20	Rev., 4.00%, 09/01/2018 (p)	20
125	Rev., 5.00%, 02/15/2018 (p)	126

		19,724

	Transportation — 0.0% (g)
	Maryland Transportation Authority,
35	Rev., 5.25%, 03/01/2018	36
45	Series A, Rev., 5.00%, 07/01/2018	46
30	State of Maryland, Department of Transportation, Rev., 5.00%, 02/15/2018	30

		112

	Water & Sewer — 0.0% (g)
20	City of Baltimore, Water Projects, Series A, Rev., 3.00%, 07/01/2018	20

	Total Maryland	40,392

	Massachusetts — 4.1%
	Education — 1.3%
	Massachusetts Health & Educational Facilities Authority, Tufts University,
20	Rev., 5.00%, 08/15/2018	20
30	Series J, Rev., 5.50%, 08/15/2018	31
	University of Massachusetts Building Authority,
19,755	Series 1, Rev., VRDO, 0.92%, 12/07/2017 (z)	19,755
75	Series 1, Rev., 5.00%, 05/01/2018	76
20	Series 2, Rev., 4.00%, 11/01/2018	21

		19,903

	General Obligation — 0.4%
2,072	City of New Bedford, GO, BAN, 2.00%, 05/03/2018	2,078
35	City of Newton, Municipal Purpose Loan, Series B, GO, 4.00%, 03/01/2018	35
	Commonwealth of Massachusetts,
20	Series 8, GO, 4.00%, 07/01/2018	20
30	Series A, GO, 5.00%, 04/01/2018	31
20	Series B, GO, 4.00%, 07/01/2018	20
25	Series B, GO, 5.00%, 08/01/2018	26
2,730	Series D, GO, 5.50%, 10/01/2018	2,821
55	Town of Avon, Municipal Purpose Loan, GO, 4.00%, 12/01/2018	56
20	Town of Braintree, Municipal Purpose Loan, GO, 5.00%, 05/15/2018	20

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
	Town of Burlington, Municipal Purpose Loan,
30	GO, 5.00%, 02/01/2018	30
40	GO, 5.00%, 07/15/2018	41
25	Town of Grafton, Unlimited Tax, GO, 4.00%, 04/01/2018	25
20	Town of Lexington, Municipal Purpose Loan, GO, 4.00%, 02/15/2018	20
35	Town of Marblehead, Unlimited Tax, GO, 5.00%, 08/01/2018	36
40	Town of Milford, School Project Loan, GO, 5.00%, 05/01/2018	41
25	Town of Nantucket, Municipal Purpose Loan, GO, 4.00%, 02/15/2018	25
100	Town of Norwood, GO, 3.00%, 01/15/2018	100

		5,425

	Housing — 0.4%
5,700	Massachusetts Housing Finance Agency, Construction Loan, Series A, Rev., 1.85%, 06/01/2020	5,677

	Other Revenue — 0.0% (g)
335	Massachusetts Development Finance Agency, Lawrence General Hospital, Rev., 5.00%, 07/01/2019	348

	Prerefunded — 0.4%
25	City of Boston, Series A, GO, 5.00%, 04/01/2018 (p)	25
25	City of Cambridge, GO, 3.63%, 02/01/2018 (p)	25
20	City of Quincy, GO, AGM, 4.38%, 03/15/2018 (p)	20
25	Commonwealth of Massachusetts, Consolidated Loan of 2008, Series A, GO, 5.00%, 08/01/2018 (p)	26
	Massachusetts Bay Transportation Authority,
50	Series A, Rev., 4.75%, 07/01/2018 (p)	51
50	Series A, Rev., 5.00%, 07/01/2018 (p)	51
25	Series C, Rev., 5.00%, 07/01/2018 (p)	25
4,720	Massachusetts Clean Water Trust, State Revolving Fund, Rev., 5.00%, 08/01/2020 (p)	5,122
15	Massachusetts Development Finance Agency, Harvard, Series A, Rev., 5.50%, 11/15/2018 (p)	16
20	Massachusetts Development Finance Agency, Phillips Academy, Rev., 5.00%, 09/01/2018 (p)	21
	Massachusetts Health & Educational Facilities Authority, Caregroup,
75	Series B-2, Rev., NATL-RE, 5.38%, 08/01/2018 (p)	77
25	Series E-1, Rev., 5.00%, 07/01/2018 (p)	25
35	Series E-1, Rev., 5.13%, 07/01/2018 (p)	36
	Massachusetts Water Resources Authority,
20	Series A, Rev., AMBAC, 5.00%, 08/01/2018 (p)	21
55	Series B, Rev., AMBAC, 5.00%, 08/01/2018 (p)	56
30	Springfield Water & Sewer Commission, Series A, Rev., AGC, 5.00%, 10/15/2018 (p)	31
25	Town of Wellfleet, Municipal Purpose Loan, GO, 5.00%, 05/01/2018 (p)	25
	University of Massachusetts Building Authority Project,
20	Series 2, Rev., AGM, 4.60%, 05/01/2018 (p)	20
20	Series 2, Rev., AGM, 4.80%, 05/01/2018 (p)	20
95	Series 2, Rev., 5.00%, 05/01/2018 (p)	97

		5,790

	Transportation — 1.0%
15,000	Massachusetts Bay Transportation Authority, General Transportation System, Series A-2, Rev., VRDO, 0.96%, 12/07/2017 (z)	15,000
	Massachusetts Port Authority,
25	Series A, Rev., 4.00%, 07/01/2018	25
25	Series C, Rev., 5.00%, 07/01/2018	26

		15,051

	Water & Sewer — 0.6%
25	Massachusetts Clean Water Trust, State Revolving Fund, Subseries 16B, Rev., 5.00%, 08/01/2018	26
25	Massachusetts Water Pollution Abatement Trust, Series A, Rev., 5.25%, 08/01/2018	26
	Massachusetts Water Resources Authority,
9,735	Series A-3, Rev., VRDO, 0.98%, 12/07/2017 (z)	9,735
20	Series C, Rev., 4.00%, 08/01/2018	20

		9,807

	Total Massachusetts	62,001

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Michigan — 1.4%
	Education — 0.0% (g)
25	Michigan State University, Series A, Rev., 5.00%, 08/15/2018	26
20	Southfield Library Building Authority, Limited Tax, Rev., 5.00%, 05/01/2018	20

		46

	General Obligation — 0.1%
50	Ann Arbor Public School District, GO, Q-SBLF, 4.00%, 05/01/2018	51
20	Birmingham City Public School District, GO, 5.00%, 05/01/2018	20
30	Brighton Area School District, GO, Q-SBLF, 4.00%, 05/01/2018	30
115	Cedar Springs Public School District, GO, Q-SBLF, 4.00%, 05/01/2018	116
140	Charlotte Public School District, GO, Q-SBLF, 4.00%, 05/01/2018	141
40	Charter Township of Northville, GO, 4.00%, 04/01/2018	40
40	Chippewa Valley Schools, Series A, GO, Q-SBLF, 5.00%, 05/01/2018	41
200	Mancelona Public Schools, GO, Q-SBLF, 2.00%, 05/01/2018	201
200	Meridian Public School District, GO, Q-SBLF, 1.50%, 05/01/2018	200
200	Okemos Public Schools, School Improvement & Bus, GO, Q-SBLF, 1.50%, 05/01/2018	200
30	Plymouth-Canton Community School District, School Building & Site, GO, AGM, Q-SBLF, 5.25%, 05/01/2018	31
25	State of Michigan, Environmental Program, Series A, GO, 5.00%, 05/01/2018	25
75	Walled Lake Consolidated School District, GO, Q-SBLF, 3.50%, 05/01/2018	76

		1,172

	Hospital — 0.2%
25	Grand Traverse County Hospital Finance Authority, Munson Healthcare, Series A, Rev., 4.00%, 07/01/2018	25
120	Michigan Finance Authority, Trinity Health Group, Series A, Rev., 5.00%, 12/01/2018	124
	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group,
330	Rev., 5.00%, 11/15/2018	341
30	Series F-3, Rev., 1.40%, 06/29/2018 (z)	30
2,710	Michigan State Hospital Finance Authority, Ascension Health Subordinate Credit Group, Subseries A-1, Rev., 1.37%, 05/01/2020 (z)	2,661

		3,181

	Housing — 1.0%
15,000	Michigan State Housing Development Authority, Single-Family Mortgage, Series D, Rev., VRDO, 1.05%, 12/07/2017 (z)	15,000

	Other Revenue — 0.0% (g)
50	Michigan Finance Authority, Unemployment Obligation Assessment, Series A, Rev., 5.00%, 07/01/2018	51

	Prerefunded — 0.0% (g)
35	City of Battle Creek, GO, 5.00%, 06/01/2018 (p)	36
40	Commerce Charter Township, Capital Improvement Ltd., Series A, GO, VRDO, 5.38%, 12/01/2017 (p) (z)	40
55	Dearborn School District, Limited Tax, Community College, GO, 4.25%, 05/01/2018 (p)	56
20	Ferris State University, Rev., AGC, 4.75%, 10/01/2018 (p)	20
30	Grand Valley State University, Series A, Rev., AGM, 4.13%, 06/01/2018 (p)	30
40	Rockford Public Schools, School Building & Site, GO, AGM, Q-SBLF, 5.00%, 05/01/2018 (p)	41
50	Saginaw City School District, School Building & Site, GO, AGM, Q-SBLF, 4.63%, 05/01/2018 (p)	51
25	Saginaw Township Community School District, School Building & Site, GO, AGM, Q-SBLF, 4.00%, 05/01/2018 (p)	25
20	State of Michigan, School Loan, Series A, GO, 5.00%, 11/01/2018 (p)	21
30	Van Dyke Public Schools, School Building & Site, GO, AGM, Q-SBLF, 5.00%, 05/01/2018 (p)	30
25	Western Michigan University, Rev., AGM, 5.00%, 05/15/2018 (p)	25

		375

	Transportation — 0.1%
50	State of Michigan, Comprehensive Transportation, Rev., 5.25%, 05/15/2018	51

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — continued
	Wayne County Airport Authority, Junior Lien,
400	Series B, Rev., 5.00%, 12/01/2018	413
550	Series B, Rev., 5.00%, 12/01/2019	583
550	Series B, Rev., 5.00%, 12/01/2020	596

		1,643

	Utility — 0.0% (g)
30	Western Township Utilities Authority, Sewage Disposal System, Rev., 4.00%, 01/01/2018	30

	Water & Sewer — 0.0% (g)
25	North Kent Sewer Authority, Rev., 3.00%, 11/01/2018	25

	Total Michigan	21,523

	Minnesota — 0.9%
	Certificate of Participation/Lease — 0.2%
1,000	Minneapolis Special School District No. 1, Series D, COP, 5.00%, 02/01/2018	1,005
150	St. Cloud Independent School District No. 742, Series A, COP, 2.00%, 02/01/2018	150
930	St. Paul Independent School District No. 625, Series B, COP, 5.00%, 02/01/2021	1,015

		2,170

	Education — 0.3%
50	City of Deephaven, Minnesota Charter School Lease, Eagle Ridge Academy Project, Series A, Rev., 3.00%, 07/01/2019	50
	Minnesota Higher Education Facilities Authority, Trustees of the Hamline University,
300	Rev., 4.00%, 10/01/2018	305
750	Rev., 4.00%, 10/01/2019	775
780	Rev., 4.00%, 10/01/2020	816
25	Minnesota State Colleges & Universities, Rev., 2.00%, 10/01/2018	25
2,715	University of Minnesota, Series A, Rev., 5.00%, 04/01/2022	3,077

		5,048

	General Obligation — 0.1%
35	City of Chaska, Series C, GO, 4.38%, 02/01/2018	35
105	City of Minneapolis, GO, 5.00%, 12/01/2017	105
50	City of St. Cloud, Series B, GO, 4.00%, 02/01/2018	50
25	City of St. Paul, Tax Increment, Series G, GO, 4.00%, 02/01/2018	25
25	Robbinsdale Independent School District No. 281, School Building, Series B, GO, 5.00%, 02/01/2018	25
1,570	State of Minnesota, Trunk Highway, Series B, GO, 4.00%, 08/01/2018	1,598
150	State of Minnesota, Various Purpose, Series A, GO, 5.00%, 12/01/2017	150

		1,988

	Hospital — 0.1%
	City of Maple Grove, Maple Grove Hospital Corporation,
650	Rev., 3.00%, 05/01/2018	653
930	Rev., 3.00%, 05/01/2019	943
335	City of Rochester, Health Care Facilities, Mayo Clinic, Series A, Rev., 4.00%, 11/15/2018 (z)	343

		1,939

	Housing — 0.2%
	City of St. Paul Park, Senior Housing & Health Care, Presbyterian Homes Bloomington Project,
445	Rev., 3.00%, 09/01/2018	446
795	Rev., 3.00%, 09/01/2019	798
515	St. Paul Minnesota, Housing & Redevelopment Authority, Parking Enterprise, Series A, Rev., 3.00%, 08/01/2020	530
850	St. Paul, Minnesota Housing & Redevelopment Authority Health Care, Series A, Rev., 2.00%, 11/15/2018	854

		2,628

	Other Revenue — 0.0% (g)
40	State of Minnesota, General Fund Appropriation, Series B, Rev., 5.00%, 03/01/2018	41
25	State of Minnesota, Public Safety Radio Communications System Project, Rev., AGC, 4.00%, 06/01/2018 (p)	25
25	State of Minnesota, Retirement System Building, Rev., 2.00%, 06/01/2018	25

		91

	Transportation — 0.0% (g)
150	Minneapolis-St Paul Metropolitan Airports Commission, Subordinate Airport, Series D, Rev., AMT, 4.00%, 01/01/2018	150

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — 0.0% (g)
20	City of Chaska, Electric Generating Facilities, Series A, Rev., 4.00%, 10/01/2018	21
25	City of Rochester,Electric Utility, Series A, Rev., 2.00%, 12/01/2017	25
115	Northern Municipal Power Agency, Electric System, Series A, Rev., AGC, 5.00%, 01/01/2018	115
100	Southern Minnesota Municipal Power Agency, Power Supply System, Series A, Rev., AMBAC, Zero Coupon, 01/01/2018	100

		261

	Total Minnesota	14,275

	Mississippi — 1.4%
	General Obligation — 0.0% (g)
405	County of Hinds, Series A, GO, 2.00%, 08/01/2018	406

	Hospital — 0.2%
3,100	Mississippi Hospital Equipment & Facilities Authority, Baptist Memorial Health Care, Series B2, Rev., 1.55%, 09/01/2022 (e) (z)	3,099

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
6,200	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project, Series E, Rev., VRDO, 0.98%, 12/07/2017 (z)	6,200

	Other Revenue — 0.8%
11,150	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project, Series A, Rev., VRDO, 0.99%, 12/07/2017 (z)	11,150
100	Mississippi Development Bank, Rankin County Bond Project, Rev., 3.00%, 03/01/2022	104

		11,254

	Prerefunded — 0.0% (g)
50	Mississippi Development Bank Special Obligation, Harrison County, Project Marshall, Rev., AMBAC, 5.00%, 01/01/2018 (p)	50

	Transportation — 0.0% (g)
50	Mississippi Development Bank, Harrison County Highway Project, Series A, Rev., 5.00%, 01/01/2018	50

	Total Mississippi	21,059

	Missouri — 0.5%
	Certificate of Participation/Lease — 0.0% (g)
	City of Arnold,
120	COP, 3.00%, 12/15/2018	121
120	COP, 3.00%, 12/15/2019	123
	City of Waynesville,
200	Series C, COP, 2.00%, 04/15/2018 (w)	200
125	Series C, COP, 2.00%, 04/15/2019 (w)	126
250	Series C, COP, 2.00%, 04/15/2020 (w)	250

		820

	General Obligation — 0.0% (g)
25	Columbia School District, Refunding & Improvement, GO, 2.00%, 03/01/2018	25
20	Jackson County Reorganized School District No. 7, Series B, GO, 4.00%, 03/01/2018	20
30	Springfield School District No. R-12, School, Missouri Direct Deposit, Series B, GO, 4.00%, 03/01/2018	30

		75

	Housing — 0.0% (g)
25	Missouri State Board of Public Buildings, Series A, Rev., 4.00%, 10/01/2018	26

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
250	Branson IDA, Branson Shoppes Redevelopment Project, Series A, Rev., 3.00%, 11/01/2018	251
	Cape Girardeau County IDA, South Eastern Health,
2,650	Rev., 2.00%, 03/01/2018	2,649
300	Rev., 5.00%, 03/01/2019	309
320	Rev., 5.00%, 03/01/2020	337
300	Hannibal IDA, Healthcare Facilities, Rev., 5.00%, 10/01/2020	323
100	Kirkwood IDA, Aberdeen Heights, Series A, Rev., 5.00%, 05/15/2018	101
	Riverside IDA, Riverside Horizons Infrastructure Project,
1,000	Rev., 2.00%, 05/01/2018	1,001
2,055	Rev., 3.00%, 05/01/2019	2,087

		7,058

	Prerefunded — 0.0% (g)
20	City of City of Kansas, Downtown Arena Project, Series C, Rev., 5.00%, 04/01/2018 (p)	20

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
100	Missouri State Health & Educational Facilities Authority, Health Facilities, Series A, Rev., AGM, 5.50%, 11/15/2018 (p)	104
15	Missouri State Health & Educational Facilities Authority, Health Facilities, Coxhealth, Series A, Rev., 5.50%, 11/15/2018 (p)	16

		140

	Transportation — 0.0% (g)
35	Missouri Highways & Transportation Commission, Federal Reimbursement, Series A, Rev., 5.00%, 05/01/2018	36

	Utility — 0.0% (g)
	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program,
25	Series A, Rev., 3.75%, 01/01/2018	25
20	Series A, Rev., 5.00%, 07/01/2018	20

		45

	Total Missouri	8,200

	Montana — 0.0% (g)
	Hospital — 0.0% (g)
80	Montana Facility Finance Authority, Benefis Health System, Rev., AGC, 4.25%, 01/01/2018 (p)	80

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
400	City of Forsyth, Pacific Corporation Project, Rev., VRDO, LOC: Bank of Nova Scotia, 0.89%, 12/01/2017 (z)	400

	Total Montana	480

	Nebraska — 0.2%
	General Obligation — 0.1%
50	Douglas County School District No. 17, Millard Public Schools, GO, 4.00%, 06/15/2018	51
	Papio-Missouri River Natural Resource District,
330	GO, 3.00%, 12/15/2018	335
720	GO, 4.00%, 12/15/2019	752
405	GO, 4.00%, 12/15/2020	430

		1,568

	Hospital — 0.1%
	Madison County Hospital Authority No. 1, Faith Regional Health Services Project,
100	Series A, Rev., 3.00%, 07/01/2018	100
725	Series A, Rev., 4.00%, 07/01/2019	746

		846

	Other Revenue — 0.0% (g)
500	Nebraska Cooperative Republican Platte Enhancement Project, River Flow Enhancement, Rev., AGM, 2.00%, 12/15/2017	500
250	Upper Republican Natural Resource District, Limited Obligation, Occupation Tax Supported, River Flow Enhancement, Rev., AGM, 3.00%, 12/15/2020 (w)	257

		757

	Prerefunded — 0.0% (g)
20	Douglas County Hospital Authority No. 3, Rev., BHAC-CR, 5.50%, 11/01/2018 (p)	21
40	Nebraska Public Power District, Series B, Rev., 4.50%, 01/01/2018 (p)	40

		61

	Utility — 0.0% (g)
20	City of Lincoln, Electric System, Rev., 5.00%, 09/01/2018	21
30	Nebraska Public Power District, Series A, Rev., 5.00%, 01/01/2018	30
10	Public Power Generation Agency, Whelan Energy Center Unit 2, Series A, Rev., 4.25%, 01/01/2018	10

		61

	Total Nebraska	3,293

	Nevada — 0.4%
	General Obligation — 0.0% (g)
30	Clark County Water Reclamation District, GO, 5.50%, 07/01/2018	31
	Las Vegas Valley Water District,
35	Series A, GO, 4.00%, 06/01/2018	35
45	Series B, GO, 4.00%, 06/01/2018	46
105	State of Nevada, Capital Improvement, Series C, GO, 5.00%, 06/01/2018	107
30	State of Nevada, Municipal Bond Bank Project, GO, 5.00%, 02/01/2018	30

		249

	Hospital — 0.1%
	City of Carson, Carson Tahoe Regional Healthcare Project,
460	Rev., 5.00%, 09/01/2018 (w)	470
325	Rev., 5.00%, 09/01/2019 (w)	341
250	Rev., 5.00%, 09/01/2020 (w)	268
610	Rev., 5.00%, 09/01/2027 (w)	714

		1,793

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.1%
355	City of Henderson Nevada Local Improvement District No. T-14, Rev., 2.50%, 03/01/2019	358
200	City of Henderson Nevada Local Improvement District No. T-17, Rev., 2.00%, 09/01/2019	200

		558

	Prerefunded — 0.0% (g)
30	City of Fernley, GO, AGC, 5.00%, 02/01/2018 (p)	30
20	City of Reno, Rev., AGM, 5.25%, 06/01/2018 (p)	21
70	City of Reno, Washoe Medical Center, Series A, Rev., AGM, 5.25%, 06/01/2018 (p)	71
245	Clark County School District,
	Series A, GO, 5.00%, 06/15/2018 (p)	250
20	State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax, Rev., AGM, 5.00%, 06/01/2018 (p)	20

		392

	Transportation — 0.0% (g)
25	County of Clark Department of Aviation, Airport System, Series B, Rev., 5.00%, 07/01/2018	26

	Utility — 0.2%
3,000	County of Clark, Nevada Power Company Projects, Rev., 1.60%, 05/21/2020 (z)	2,976
580	County of Washoe, Gas & Water Facilities, Sierra Pacific Power Company Project, Series B, Rev., 3.00%, 06/01/2022 (z)	595

		3,571

	Water & Sewer — 0.0% (g)
30	Truckee Meadows Water Authority, Series A, Rev., 4.00%, 07/01/2018	30

	Total Nevada	6,619

	New Hampshire — 0.9%
	Education — 0.2%
	New Hampshire Health & Education Facilities Authority Act, University System,
1,385	Series A, Rev., 5.00%, 07/01/2019	1,458
950	Series A-1, Rev., VRDO, 0.87%, 12/01/2017 (z)	950

		2,408

	General Obligation — 0.0% (g)
35	City of Manchester, Series F, GO, 5.00%, 12/01/2017	35
35	State of New Hampshire, Capital Improvement, Series C, GO, 4.38%, 05/01/2018	35

		70

	Other Revenue — 0.7%
10,740	Tender Option Bond Trust Receipts/CTFS, Series 2015-XF0037, Rev., VRDO, FHA, LIQ: Toronto-Dominion Bank, 1.17%, 12/07/2017 (e) (z)	10,740

	Prerefunded — 0.0% (g)
55	State of New Hampshire, Capital Improvement, Series C, GO, 4.75%, 11/01/2018 (p)	57

	Transportation — 0.0% (g)
25	New Hampshire State Turnpike System, Rev., 5.00%, 10/01/2018	26

	Total New Hampshire	13,301

	New Jersey — 7.0%
	Education — 0.1%
	New Jersey Economic Development Authority, School Facilities Construction,
20	Rev., 5.00%, 12/15/2017 (p)	20
500	Series DDD, Rev., 5.00%, 06/15/2019	521
500	Series DDD, Rev., 5.00%, 06/15/2020	530
200	Series PP, Rev., 5.00%, 06/15/2020	212
20	New Jersey Educational Facilities Authority, Princeton University, Series A, Rev., 5.00%, 07/01/2018	20

		1,303

	General Obligation — 5.6%
5,092	Borough of Bogota, GO, BAN, 2.25%, 05/11/2018	5,103
5,274	Borough of East Rutherford, GO, BAN, 2.25%, 10/19/2018	5,295
2,967	Borough of Highlands, GO, BAN, 2.25%, 10/05/2018	2,976
25	Borough of Metuchen, GO, 4.00%, 09/01/2018	25
3,280	Borough of Ramsey, Water-Sewer Utility, GO, BAN, 2.25%, 06/08/2018	3,289
6,173	Borough of Rockaway, GO, BAN, 2.25%, 09/14/2018	6,195

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
3,034	Borough of Wood-Ridge, GO, BAN, 2.25%, 11/08/2018	3,052
	City of Atlantic,
250	Series B, GO, AGM, 4.00%, 03/01/2019	256
200	Series B, GO, AGM, 5.00%, 03/01/2020	213
650	City of Atlantic, Tax Appeal, Series A, GO, 5.00%, 03/01/2020	691
1,046	City of Bordentown, Series A, GO, BAN, 2.25%, 05/17/2018	1,048
2,588	City of Burlington, Series A, GO, BAN, 2.25%, 06/06/2018	2,597
3,467	City of Pleasantville, Series A, GO, BAN, 2.25%, 08/16/2018	3,477
1,000	City of Union, County of Hudson, Series 2017, GO, 4.00%, 11/01/2019	1,035
25	County of Burlington, Series A-1, GO, 4.00%, 09/01/2018	26
15	County of Essex, Series A, GO, 4.00%, 10/01/2018	15
35	County of Monmouth, GO, 4.00%, 03/01/2018	35
30	County of Ocean, GO, 4.00%, 08/01/2018	31
	County of Somerset,
15	GO, 2.50%, 12/01/2017	15
20	GO, 4.00%, 12/01/2018	21
	County of Union,
30	GO, 4.00%, 03/01/2018	30
30	GO, 5.00%, 03/01/2018	30
30	Freehold Township Board of Education, GO, 4.00%, 02/15/2018	30
30	Middletown Township Board of Education, School Building, GO, 3.00%, 08/01/2018	30
	Mullica Township School District,
106	GO, 2.00%, 09/15/2018	106
105	GO, 2.00%, 09/15/2019	106
25	Parsippany-Troy Hills Township School District, GO, 4.00%, 08/15/2018	25
6,300	Penns Grove-Carneys Point Regional School District, GO, GAN, 2.25%, 07/13/2018	6,317
20	Pennsauken Township School District, GO, 4.00%, 04/01/2018	20
4,000	South Plainfield School District, Temporary Notes, GO, 2.00%, 03/08/2018	4,006
9,519	Township of Belleville, GO, BAN, 2.50%, 05/25/2018	9,548
2,977	Township of Cherry Hill, GO, BAN, 3.00%, 10/16/2018	3,016
	Township of Hillside,
4,542	GO, BAN, 2.25%, 07/25/2018	4,553
2,229	GO, BAN, 2.50%, 08/03/2018	2,238
40	Township of Hopewell, General Improvement, GO, 4.00%, 02/15/2018	40
4,000	Township of Maple Shade, GO, BAN, 2.25%, 06/28/2018	4,008
1,585	Township of Millstone, GO, BAN, 2.00%, 02/14/2018	1,587
1,030	Township of Ocean, General Improvement, GO, BAN, 2.00%, 02/23/2018	1,031
80	Township of Piscataway, General Improvement, GO, 4.00%, 02/01/2018	80
20	Township of Raritan, General Improvement, GO, 5.00%, 08/15/2018	21
	Township of West Orange,
6,592	GO, BAN, 2.25%, 07/27/2018	6,615
6,122	GO, BAN, 2.25%, 09/07/2018	6,146

		84,978

	Housing — 0.2%
3,500	New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit Camden Townhouses Project, Series F, Rev., 1.35%, 02/01/2019 (z)	3,484

	Other Revenue — 0.5%
6,500	Atlantic County Improvement Authority, Aviation Park Project, Rev., 2.00%, 10/03/2018	6,530
25	Bergen County Improvement Authority, Guaranteed Governmental Loan, Rev., 4.00%, 08/15/2018	26
30	Burlington County Bridge Commission Lease, Governmental Leasing Program, Series A, Rev., 5.00%, 10/15/2018	31
25	Camden County Improvement Authority,Capital Program, Rev., 5.50%, 01/15/2018	25
500	Gloucester County Improvement Authority, Series A, Rev., 5.00%, 11/01/2019	528
1,000	Hudson County Improvement Authority, Local Unit Loan Program, Series A-1, Rev., 2.25%, 04/05/2018	1,003

		8,143

	Prerefunded — 0.1%
25	County of Burlington, General Improvement, Series A, GO, 4.00%, 09/01/2018 (p)	25
25	County of Union, GO, 4.00%, 02/15/2018 (p)	25

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
	New Jersey Economic Development Authority, School Facilities Construction,
25	Series Y, Rev., 4.50%, 09/01/2018 (p)	26
85	Series Z, Rev., AGC, 5.50%, 12/15/2018 (p)	88
130	New Jersey Educational Facilities Authority, College of New Jersey, Series D, Rev., AGM, 5.00%, 07/01/2018 (p)	133
	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation,
30	Rev., 5.00%, 10/01/2018 (p)	31
35	Rev., 5.25%, 10/01/2018 (p)	36
805	New Jersey Health Care Facilities Financing Authority, Meridian Health System,
	Rev., AGC, 5.00%, 07/01/2018 (p)	822
	State of New Jersey, Equipment Lease Purchase,
40	Series A, COP, 5.00%, 06/15/2018 (p)	41
25	Series A, COP, 5.25%, 06/15/2019 (p)	26

		1,253

	Transportation — 0.5%
2,900	New Jersey Transportation Trust Fund Authority, Series A, Rev., 5.00%, 12/15/2017	2,903
700	New Jersey Transportation Trust Fund Authority, Transportation Program, Series BB-1, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 1.00%, 12.00% Cap), 1.97%, 12/07/2017 (aa)	697
225	New Jersey Transportation Trust Fund Authority, Transportation System, Series B-4, Rev., 5.25%, 12/15/2019	238
4,000	New Jersey Turnpike Authority, Series C-1, Rev., (ICE LIBOR USD 1 Month + 0.34%, 8.00% Cap), 1.29%, 01/02/2018 (aa)	3,978
100	South Jersey Port Corp., Marine Terminal Revenue, Series S, Rev., 5.00%, 01/01/2018	100

		7,916

	Total New Jersey	107,077

	New Mexico — 0.1%
	Education — 0.0% (g)
30	University of New Mexico (The), Refunding & Improvement, Subordinated Lien, Series A, Rev., 2.00%, 06/01/2018	30

	General Obligation — 0.1%
50	Albuquerque Municipal School District No. 12, Series D, GO, 4.00%, 08/01/2018	51
880	Jal Public School District No. 19, Credit Enhancement Program, GO, AGM, 5.00%, 08/01/2019	928
25	Santa Fe Public School District, GO, 3.00%, 08/01/2018	25
500	Silver City Consolidated School District No. 1, School Building, GO, 2.00%, 08/01/2018	500

		1,504

	Other Revenue — 0.0% (g)
60	State of New Mexico, Severance Tax Permanent Fund, Series A, Rev., 5.00%, 07/01/2018	61

	Prerefunded — 0.0% (g)
25	Albuquerque Bernalillo County Water Utility Authority, Joint Water & Sewer System Improvement, Series A, Rev., 5.00%, 07/01/2018 (p)	25
25	County of Los Alamos, Rev., 6.00%, 06/01/2018 (p)	26

		51

	Total New Mexico	1,646

	New York — 20.8%
	Education — 1.8%
5,000	Board of Cooperative Educational Services First Supervisory District, Rev., RAN, 2.25%, 03/08/2018	5,009
	Board of Cooperative Educational Services for the Sole Supervisory District,
13,500	Rev., RAN, 2.00%, 06/29/2018	13,514
3,500	Rev., RAN, 2.25%, 03/16/2018	3,507
5,000	Rev., RAN, 2.25%, 06/22/2018	5,023

		27,053

	General Obligation — 8.7%
6,500	Amsterdam City School District, Series A, GO, BAN, 2.25%, 06/29/2018	6,527
330	Apalachin Fire District, Fire District Building, GO, BAN, 2.00%, 02/20/2018	330
25	Babylon Union Free School District, GO, 5.00%, 02/15/2018	25
35	Baldwinsville Central School District, GO, 4.00%, 05/15/2018	35
645	City of Glen Cove, GO, 3.00%, 01/15/2018	646

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
	City of New York,
15,000	Series E, Subseries E-3, GO, VRDO, LOC: Bank of America NA, 0.99%, 12/07/2017 (z)	15,000
1,000	Series H, Subseries H-3, GO, VRDO, AGM, 0.87%, 12/01/2017 (z)	1,000
20	Subseries J-1, GO, 4.00%, 08/01/2018	20
25	City of New York, Fiscal Year 2013, Series J, GO, 5.00%, 08/01/2018	26
3,635	City of Olean, GO, BAN, 2.25%, 06/14/2018	3,653
2,008	City of Troy, Series B, GO, BAN, 2.25%, 08/03/2018	2,014
7,665	County of Erie, GO, RAN, 2.00%, 06/30/2018	7,695
25	County of Onondaga, GO, 4.00%, 02/15/2018	25
30	County of Orange, Series A, GO, AGM, 4.00%, 03/01/2018	30
20	County of Putnam, Public Improvement, GO, 4.00%, 01/15/2018	20
1,130	County of Suffolk, Series A, GO, 5.00%, 04/01/2018	1,143
20	East Hampton Union Free School District, GO, 4.00%, 06/01/2018	20
16,035	Gouverneur Central School District, GO, BAN, 2.25%, 06/28/2018	16,123
1,875	Harpursville Central School District, GO, RAN, 2.25%, 06/29/2018	1,883
3,500	Harrisville Central School District, GO, BAN, 2.25%, 06/29/2018	3,507
20	Lancaster Central School District, GO, 4.00%, 05/15/2018	20
6,405	Mattituck, Cutchogue Union Free School District, GO, TAN, 2.25%, 06/27/2018	6,427
25	Middle Country Central School District, GO, 5.00%, 05/15/2018	25
7,000	Niagara Falls City School District, GO, RAN, 2.00%, 03/30/2018	7,007
40	North Babylon Union Free School District, GO, 5.00%, 01/15/2018	40
6,100	Portville Central School District, GO, BAN, 2.25%, 06/29/2018	6,116
1,480	Queensbury Union Free School District, GO, BAN, 2.25%, 04/27/2018	1,486
7,000	Sewanhaka Central High School District of Elmont, GO, TAN, 2.25%, 06/22/2018	7,022
20	State of New York, Tax-Exempt, Series A, GO, 4.00%, 03/01/2018	20
3,292	Town of Corning, Series A, GO, BAN, 2.25%, 08/15/2018	3,305
500	Town of Islip, Public Improvement, Series A, GO, 4.00%, 11/15/2020	512
1,067	Town of LaGrange, Series B, GO, BAN, 2.50%, 06/14/2018	1,073
2,300	Town of Macedon, GO, BAN, 2.50%, 12/27/2017	2,302
	Town of Oyster Bay,
3,400	GO, RAN, 2.50%, 02/23/2018	3,400
500	Series A, GO, BAN, 3.50%, 06/01/2018	503
3,580	Series B, GO, BAN, 3.50%, 02/02/2018	3,588
100	Series C, GO, BAN, 4.00%, 06/01/2018	101
1,530	Town of Phelps, GO, BAN, 2.25%, 07/06/2018	1,534
1,079	Town of Union, GO, BAN, 2.25%, 05/04/2018	1,084
3,104	Village of Tully, GO, BAN, 2.25%, 04/12/2018	3,113
6,460	West Canada Valley Central School District, GO, BAN, 2.00%, 06/14/2018	6,476
5,000	West Genesee Central School District, GO, RAN, 2.00%, 12/08/2017	5,000
8,000	West Seneca Fire District No. 2, Series B, GO, BAN, 2.25%, 07/11/2018	8,023
5,000	West Webster Fire District, GO, BAN, 1.75%, 07/13/2018	4,995

		132,894

	Hospital — 0.1%
	Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project,
515	Series A, Rev., 2.00%, 11/01/2018	515
550	Series A, Rev., 2.00%, 11/01/2019	548
575	Series A, Rev., 3.00%, 11/01/2020	585

		1,648

	Housing — 0.1%
2,360	Amherst Development Corp., Student Housing Facility, Greiner & Hadley Refunding Projects, Series A, Rev., 3.00%, 10/01/2018	2,392

	Industrial Development Revenue/Pollution Control Revenue — 1.3%
50	Babylon Industrial Development Agency Resources Recovery, Covanta Babylon, Inc. Project, Series A, Rev., 5.00%, 01/01/2018	50

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — continued
20,145	Syracuse City Industrial Development Agency, Syracuse University Project, Series A, Rev., VRDO, LOC: U.S. Bank NA, 0.92%, 12/07/2017 (z)	20,145

		20,195

	Other Revenue — 3.9%
340	Albany Capital Resource Corp., Albany Law School of Union University Refunding Project, Rev., 3.00%, 07/01/2018	342
	Erie County Fiscal Stability Authority, Sales Tax,
20	Series A, Rev., 4.00%, 04/01/2018	20
25	Series A, Rev., 5.00%, 05/15/2018	26
50	Series C, Rev., 4.13%, 03/15/2018	50
10,975	Nassau County Interim Finance Authority, Sales Tax Secured, Series C, Rev., VRDO, 0.98%, 12/07/2017 (z)	10,975
	New York City Transitional Finance Authority, Future Tax Secured Revenue,
20,000	Subseries C-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.97%, 12/07/2017 (z)	20,000
14,675	Subseries F-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.01%, 12/07/2017 (z)	14,675
65	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003, Series B, Rev., 5.00%, 02/01/2018	65
25	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series D, Rev., 5.00%, 11/01/2018	26
100	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012, Series E, Subseries E-1, Rev., 5.00%, 02/01/2018 (p)	101
150	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013, Subseries F-1, Rev., 5.00%, 02/01/2019	156
4,000	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-G, Rev., VRDO, 0.97%, 12/07/2017 (z)	4,000
8,000	New York City Trust for Cultural Resources, American Museum of Natural History, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.04%), 1.01%, 12/07/2017 (aa)	7,981
65	New York Local Government Assistance Corp., Senior Lien, Series C, Rev., 5.00%, 04/01/2018	66
20	New York Local Government Assistance Corp., Subordinated Lien, Series B, Rev., 5.00%, 04/01/2018	20
150	New York State Dormitory Authority, North Shore, Long Island Jewish Obligated Group, Series A, Rev., 4.00%, 05/01/2020	158
	New York State Dormitory Authority, State Personal Income Tax, General Purpose,
5	Rev., 5.00%, 02/15/2018	5
5	Rev., 5.00%, 02/15/2018 (p)	5
20	Series C, Rev., 5.00%, 06/15/2018	21
25	Series E, Rev., 4.00%, 03/15/2018	25
35	New York State Dormitory Authority, State Sales Tax, Series A, Rev., 5.00%, 03/15/2018	35
25	New York State Dormitory Authority, Third General Resolution, State University Educational Facilities, Rev., 5.00%, 05/15/2018	25
100	New York State Urban Development Corp., State Personal Income Tax, Series C, Rev., 5.00%, 12/15/2017	100
150	TSASC, Inc., Tobacco Settlement, Series B, Rev., 5.00%, 06/01/2019	157
130	Wautoma Area School District, GO, AGM, 3.00%, 03/01/2018	131

		59,165

	Prerefunded — 0.0% (g)
	New York State Dormitory Authority, State Personal Income Tax, Education,
20	Series A, Rev., 5.00%, 03/15/2018 (p)	20
25	Series C, Rev., 5.00%, 03/15/2018 (p)	26
30	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund, Series A, Rev., 5.00%, 04/01/2018 (p)	30
25	New York State Urban Development Corp., State Personal Income Tax, Rev., NATL-RE, 4.25%, 03/15/2018 (p)	25
50	Onondaga County Water Authority, Series A, Rev., 5.00%, 09/15/2018 (p)	51
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
35	Series A, Rev., 4.88%, 05/15/2018 (p)	36
20	Series A, Rev., 5.00%, 05/15/2018 (p)	20

		208

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Special Tax — 0.0% (g)
25	New York State Environmental Facilities Corp., State Personal Income Tax, Series A, Rev., 5.25%, 12/15/2018	26

	Transportation — 2.6%
	Metropolitan Transportation Authority,
20	Series A, Rev., 5.75%, 07/01/2018	21
15,000	Series C-2D, Rev., BAN, 4.00%, 05/15/2019	15,506
8,710	Subseries E-2, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.01%, 12/07/2017 (z)	8,710
2,955	Subseries E-3, Rev., VRDO, LOC: Citibank, NA, 1.01%, 12/07/2017 (z)	2,955
8,850	New York State Thruway Authority, Series A, Rev., 5.00%, 05/01/2019	9,256
	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund,
40	Series A, Rev., 5.00%, 04/01/2018	41
20	Series A-1, Rev., 3.00%, 04/01/2018	20
25	New York State Thruway Authority, Local Highway & Bridge Service Contract, Rev., 5.00%, 04/01/2018	25
25	New York State Thruway Authority, Transportation, Series A, Rev., 5.00%, 03/15/2018	25
100	Port Authority of New York & New Jersey, Consolidated, 173rd Series, Rev., 5.00%, 12/01/2018	103
200	Port Authority of New York & New Jersey, Consolidated, 175th Series, Rev., 5.00%, 12/01/2017	200
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
100	Series A, Rev., 3.00%, 01/01/2018	100
20	Series B, Rev., 5.00%, 11/15/2018	21
1,500	Series B-4D, Rev., (ICE LIBOR USD 1 Month + 0.58%, 9.00% Cap), 1.50%, 01/02/2018 (aa)	1,502
1,000	Subseries ABCD-4, Rev., AGM, (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.35%, 10.00% Cap), 1.32%, 12/07/2017 (aa)	999

		39,484

	Utility — 0.0% (g)
25	Long Island Power Authority, Electric System, Series A, Rev., AGM, Zero Coupon, 12/01/2018	25

	Water & Sewer — 2.3%
25,000	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008, Subseries B-4, Rev., VRDO, 0.99%, 12/07/2017 (z)	25,000
8,205	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011, Series DD-3B, Rev., VRDO, 0.89%, 12/01/2017 (z)	8,205
1,985	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series BB-3, Rev., VRDO, 1.01%, 12/07/2017 (z)	1,985

		35,190

	Total New York	318,280

	North Carolina — 3.3%
	Certificate of Participation/Lease — 0.9%
13,120	City of Raleigh, Downtown Improvement Projects, Series A, COP, VRDO, 0.93%, 12/07/2017 (z)	13,120

	Education — 0.2%
3,250	University of North Carolina, Chapel Hill, Series B, Rev., (ICE LIBOR USD 1 Month + 0.40%, 12.00% Cap), 1.31%, 01/02/2018 (aa)	3,218
	Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina,
110	Rev., AGM, 3.00%, 10/01/2018	111
90	Rev., AGM, 4.00%, 10/01/2019	94
120	Rev., AGM, 4.00%, 10/01/2020	127

		3,550

	General Obligation — 0.2%
25	City of Raleigh, Series B, GO, 5.00%, 04/01/2018	25
25	County of Forsyth, GO, 5.00%, 05/01/2018	26
2,535	County of Lincoln, Series A, GO, 4.00%, 06/01/2019	2,624

		2,675

	Hospital — 0.2%
2,935	North Carolina Medical Care Commission, Firsthealth Carolinas, Series A, Rev., VRDO, 1.00%, 12/07/2017 (z)	2,935
	North Carolina Medical Care Commission, United Methodist Retirement Homes, Inc., Retirement Facilities,
180	Rev., 5.00%, 10/01/2018	185
275	Rev., 5.00%, 10/01/2019	290

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — continued
380	Northern Hospital District of Surry County, Health Care Facilities, Rev., 4.00%, 10/01/2018	384

		3,794

	Other Revenue — 0.1%
30	City of Fayetteville Public Works Commission, Series A, Rev., 5.00%, 03/01/2018	30
25	City of Winston-Salem, Series C, Rev., 4.00%, 06/01/2018	26
25	County of Bladen, Rev., 4.00%, 06/01/2018	25
25	Mecklenburg County, Rev., 4.00%, 01/01/2018	25
1,000	State of North Carolina, Vehicle, Rev., 4.00%, 03/01/2018	1,006

		1,112

	Prerefunded — 0.0% (g)
45	Cape Fear Public Utility Authority, Water & Sewer System, Rev., 5.00%, 08/01/2018 (p)	46
35	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC-ICC, 5.00%, 01/01/2018 (p)	35

		81

	Utility — 0.0% (g)
25	North Carolina Eastern Municipal Power Agency, Power System, Rev., AMBAC, 6.00%, 01/01/2018 (p)	25

	Water & Sewer — 1.7%
14,990	City of Charlotte, Water & Sewer System, Series B, Rev., VRDO, 0.94%, 12/07/2017 (z)	14,990
6,005	City of Greensboro, Combined Enterprise System, Series A, Rev., VRDO, 0.99%, 12/07/2017 (z)	6,005
5,000	Orange Water & Sewer Authority, Series B, Rev., VRDO, 0.96%, 12/07/2017 (z)	5,000

		25,995

	Total North Carolina	50,352

	North Dakota — 0.0% (g)
	Hospital — 0.0% (g)
270	City of Grand Forks, Health Care System, Altru Health System Obligated Group, Series A, Rev., 5.00%, 12/01/2018	278

	Ohio — 5.3%
	Certificate of Participation/Lease — 0.1%
	Goshen Local School District, School Facilities Project,
280	COP, 1.50%, 12/15/2020	276
85	COP, 4.00%, 12/15/2017	85
170	COP, 4.00%, 12/15/2018	174
240	COP, 4.00%, 12/15/2019	251

		786

	Education — 0.4%
100	Fairborn City School District, School Facilities Construction & Improvement, Series A, GO, 3.00%, 12/01/2017	100
	Lorain County Community College District,
195	Rev., 2.00%, 12/01/2017	195
225	Rev., 2.00%, 12/01/2018	226
5,300	Ohio State University (The), General Receipts, Rev., VRDO, 0.96%, 12/07/2017 (z)	5,300
	University of Cincinnati, General Receipts,
25	Series A, Rev., 5.00%, 06/01/2018	26
25	Series C, Rev., 4.00%, 06/01/2018	25
100	Wright State University, General Receipts, Series A, Rev., 4.00%, 05/01/2018	101

		5,973

	General Obligation — 2.7%
215	Antwerp Local School District, School Facilities Construction & Improvement, GO, 3.00%, 12/01/2018	218
1,075	City of Ashland, Various Purpose Notes, GO, BAN, 2.00%, 05/17/2018	1,076
25	City of Cincinnati, Various Purpose, Series A, GO, 5.00%, 12/01/2017	25
645	City of Cleveland Heights, GO, BAN, 2.30%, 07/24/2018	649
3,500	City of Cuyahoga Falls, Various Purpose, GO, BAN, 1.75%, 08/08/2018	3,506
685	City of Elyria, GO, BAN, 2.00%, 05/25/2018	687
	City of Elyria, Improvement & Refunding, Various Purpose,
685	GO, 3.00%, 12/01/2018	695
1,340	GO, 5.00%, 12/01/2019	1,428
425	City of Fairborn, Various Purpose, Series B, GO, BAN, 1.75%, 09/07/2018	426
1,360	City of Forest Park, Various Purpose, GO, BAN, 1.75%, 08/22/2018	1,363
1,000	City of Highland Heights, Various Purpose, GO, BAN, 1.75%, 06/14/2018	1,000

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
8,000	City of Huber Heights, Capital Facilities Notes, GO, BAN, 2.00%, 05/30/2018	8,008
	City of Middletown, Various Purpose,
250	GO, 4.00%, 12/01/2018	256
500	GO, 4.00%, 12/01/2019	521
500	City of Seven Hills, Capital Improvement, GO, BAN, 2.25%, 06/28/2018	502
650	City of Seven Hills, Street Improvement, GO, BAN, 2.25%, 08/02/2018	652
25	City of Springboro, GO, 5.00%, 12/01/2018	26
1,115	City of Springfield, Sewer & Water, GO, BAN, 2.00%, 03/30/2018	1,117
250	City of Tipp City, Various Purpose, Series A, GO, BAN, 1.75%, 02/14/2018	250
	City of Toledo,
180	GO, AGM, 2.00%, 12/01/2019	181
100	GO, AGM, 4.00%, 12/01/2020	106
10,000	Clark-Shawnee Ohio Local School District, Facilities Construction & Improvement, GO, BAN, 1.75%, 02/13/2018	10,009
	County of Crawford, Various Purpose,
150	GO, AGM, 2.00%, 12/01/2017	150
225	GO, AGM, 2.00%, 12/01/2018	226
1,000	County of Lake, Water Utilities Improvement, GO, 1.50%, 06/14/2018	1,000
100	County of Lucas, Juvenile Justice Center, GO, 4.00%, 12/01/2017	100
5,000	County of Lucas, Various Purpose Improvement, GO, BAN, 2.00%, 07/11/2018	5,017
500	Dublin City School District, School Facilities Construction & Improvement, GO, 4.00%, 12/01/2017	500
50	Madison County, Jefferson Local School District, GO, 1.50%, 12/01/2017	50
645	Madison Local School District, Energy Conservation Improvement, GO, BAN, 2.00%, 10/04/2018	648
100	Medina County Library District Library Improvement, GO, 4.00%, 12/01/2017	100
95	Painesville City Local School District, School Improvement, GO, Zero Coupon, 12/01/2018	93
100	Riverside Local School District, School Construction & Improvement, Series C, GO, 5.00%, 10/01/2018	103
	State of Ohio, Higher Education,
25	Series A, GO, 5.00%, 08/01/2018	26
45	Series B, GO, 5.00%, 08/01/2018	46
65	Series C, GO, 4.00%, 08/01/2018	66
230	Wauseon Exempted Village School District, Classroom Facilities & School Improvement, GO, 2.00%, 12/01/2018	231

		41,057

	Hospital — 0.8%
125	Akron, Bath & Copley Joint Township Hospital District, Summa Health Obligated Group, Rev., 5.00%, 11/15/2021	135
	City of Centerville, Graceworks Lutheran Services,
275	Rev., 5.00%, 11/01/2020	291
285	Rev., 5.00%, 11/01/2021	304
11,645	County of Franklin, Hospital Facilities, U.S. Health Corp., Series A, Rev., VRDO, LOC: Northern Trust Co., 0.97%, 12/07/2017 (z)	11,645
	State of Ohio, Capital Facilities Lease Appropriation, Mental Health Improvement Fund Project,
25	Series A, Rev., 4.00%, 06/01/2018	25
75	Series A, Rev., 5.00%, 02/01/2018	76

		12,476

	Other Revenue — 0.0% (g)
50	Miami University, A State University of Ohio, Rev., 4.00%, 09/01/2018	51

	Prerefunded — 0.0% (g)
20	City of Cincinnati, Economic Development, Baldwin 300 Project, Series B, Rev., 5.00%, 11/01/2018 (p)	21
25	City of Columbus, Sewage System, Series A, Rev., VRDO, 5.00%, 12/01/2017 (p) (z)	25
25	City of North Canton, Series A, GO, AGC, 5.00%, 06/01/2018 (p)	25
25	Dublin City School District, School Facilities Construction & Improvement, GO, 5.00%, 12/01/2018 (p)	26
25	Miamisburg City School District, Facilities Construction & Improvement, GO, 5.00%, 12/01/2018 (p)	26
20	Monroeville Local School District, School Improvement, GO, 4.00%, 12/01/2018 (p)	20
50	Northmor Local School District, School Facilities Construction & Improvement, GO, 5.00%, 11/01/2018 (p)	52

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
25	Ohio Higher Educational Facility Commission, Cleveland Clinic Health System, Series A, Rev., 5.25%, 01/01/2018 (p)	25
25	St. Marys City School District, School Facilities Construction & Improvement, GO, AGM, 4.50%, 06/01/2018 (p)	25
20	State of Ohio, Infrastructure Improvement, GO, 5.38%, 03/01/2018 (p)	20
35	State of Ohio, Infrastructure Project, Series 1, Rev., 5.75%, 06/15/2018 (p)	36
30	University of Cincinnati, General Receipts, Series G, Rev., VRDO, NATL-RE, 5.00%, 12/01/2017 (p) (z)	30

		331

	Transportation — 0.4%
4,770	City of Cleveland, Airport System, Series D, Rev., VRDO, LOC: U.S. Bank NA, 0.96%, 12/07/2017 (z)	4,770
735	Ohio Turnpike & Infrastructure Commission, Junior Lien, Infrastructure Projects, Series A-1, Rev., 5.00%, 02/15/2019	765
140	State of Ohio, Major New State Infrastructure Project, Series 3, Rev., 5.00%, 12/15/2017	140

		5,675

	Water & Sewer — 0.9%
20	City of Cincinnati, Water System, Series A, Rev., 5.00%, 12/01/2018	20
25	Cleveland Department of Public Utilities Division of Water, Series T, Rev., 5.00%, 01/01/2018	25
30	County of Butler, Rev., 4.00%, 12/01/2018	31
13,935	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Series B, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.22%), 1.19%, 12/07/2017 (aa)	13,833

		13,909

	Total Ohio	80,258

	Oklahoma — 0.2%
	Education — 0.2%
	Canadian County Educational Facilities Authority, Mustang Public Schools Project,
335	Rev., 3.00%, 09/01/2018	338
1,000	Rev., 3.00%, 09/01/2019	1,021
	Cleveland County Educational Facilities Authority, Educational Facilities Lease, Noble Public Schools Project,
125	Rev., 4.00%, 09/01/2018	127
120	Rev., 4.00%, 09/01/2019	125
300	Cleveland County Educational Facilities Authority, Moore Public Schools Project, Rev., 5.00%, 06/01/2019	314
150	Grady County School Finance Authority, Educational Facilities Lease, Alex Public Schools Project, Rev., 3.00%, 12/01/2017	150
125	Okarche Economic Development Authority, Okarche Public Schools Project, Rev., 4.00%, 09/01/2019	128
50	Oklahoma Agricultural & Mechanical Colleges, State University, Rev., 3.50%, 07/01/2018 (p)	51
200	Oklahoma County Finance Authority, Educational Facilities, Lease Western Harrah Public Schools Project, Rev., 2.00%, 09/01/2018	201
500	Sequoyah County Educational Facilities Authority, Sallisaw Public Schools Project, Rev., 2.00%, 09/01/2018	501

		2,956

	General Obligation — 0.0% (g)
50	State of Oklahoma, Building Commission, Series A, GO, 5.00%, 07/15/2018	51
100	Tulsa County Independent School District No. 1, Combined Purpose, Series A, GO, 2.00%, 01/01/2018	100

		151

	Prerefunded — 0.0% (g)
	Grand River Dam Authority,
25	Series A, Rev., BHAC, 5.00%, 06/01/2018 (p)	25
5	Series A, Rev., BHAC, 5.00%, 06/01/2018 (p)	5

		30

	Utility — 0.0% (g)
75	Stillwater Utilities Authority, Utility System & Sales Tax, Series A, Rev., 4.00%, 10/01/2018	77

	Total Oklahoma	3,214

	Oregon — 0.8%
	General Obligation — 0.4%
25	Clackamas & Washington Counties School District No. 3, Series A, GO, NATL-RE, Zero Coupon, 06/15/2018	25

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
	Clackamas County School District No. 12,
135	GO, AGM, 5.00%, 06/15/2018	138
250	Series A, GO, Zero Coupon, 06/15/2019	244
25	Lane County, Bethel School District No. 52, GO, 4.00%, 06/15/2018	25
60	Lane County, Mapleton School District No. 32, GO, 2.00%, 06/15/2018	60
25	State of Oregon, Series L, GO, 5.00%, 11/01/2018	26
6,085	State of Oregon, Veterans Welfare, Series 9, GO, VRDO, 0.92%, 12/07/2017 (z)	6,085

		6,603

	Hospital — 0.4%
100	Klamath Falls Intercommunity Hospital Authority, Sky Lakes Medical Center Project, Rev., 3.00%, 09/01/2018	101
5,350	Salem Hospital Facility Authority, Hospital Project, Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.97%, 12/07/2017 (z)	5,350

		5,451

	Prerefunded — 0.0% (g)
40	Chemeketa Community College District,
	GO, 5.50%, 06/15/2018 (p)	41
195	City of Portland, Sewer System, Series B, Rev., AGM, 5.00%, 06/15/2018 (p)	199
20	Port of Portland, Airport Revenue, Series 19, Rev., 5.00%, 07/01/2018 (p)	20
20	State of Oregon, Higher Education, Series A, GO, 5.00%, 08/01/2018 (p)	20

		280

	Transportation — 0.0% (g)
35	Tri-County Metropolitan Transportation District of Oregon, Capital Grant Receipts, Series A, Rev., 5.00%, 10/01/2018	36

	Total Oregon	12,370

	Pennsylvania — 1.8%
	Education — 0.6%
	Pennsylvania Higher Educational Facilities Authority,
5,975	Series AN, Rev., 5.00%, 06/15/2020	6,445
215	Series AT-1, Rev., 5.00%, 06/15/2018	219
	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System,
25	Rev., 5.00%, 08/15/2018	26
200	Rev., 5.00%, 08/15/2019	211
290	Pennsylvania Higher Educational Facilities Authority, Widener University, Rev., 2.00%, 07/15/2019	288
1,000	Philadelphia Hospitals & Higher Education Facilities Authority, Temple University Health System, Hospital Revenue, Rev., 5.00%, 07/01/2019	1,039
	Snyder County Higher Education Authority, Susquehanna University Project,
150	Rev., 4.00%, 01/01/2018	150
375	Rev., 4.00%, 01/01/2019	384
25	State Public School Building Authority, Northampton Community College Project, Rev., 4.00%, 06/15/2018	25

		8,787

	General Obligation — 0.2%
350	City of Easton, Series A, GO, AGM, 2.00%, 11/15/2018	352
55	Commonwealth of Pennsylvania, GO, 5.00%, 02/15/2018 (p)	55
90	Conestoga Valley School District, GO, 4.00%, 01/15/2018	90
270	County of Beaver, GO, 3.00%, 04/15/2018	271
120	County of Bucks, GO, 4.00%, 12/01/2017	120
30	County of Centre, GO, 5.00%, 06/01/2018	31
30	County of Montgomery, Series A, GO, 5.00%, 03/15/2018	30
20	Cumberland Valley School District, Refunding & Improvement, Series A, GO, 4.00%, 11/15/2018	21
30	Fox Chapel Area School District, GO, 3.00%, 08/01/2018	30
20	Great Valley School District, GO, 4.00%, 11/01/2018	21
35	Kennett Consolidated School District, GO, 3.00%, 02/15/2018	35
35	Manheim Central School District, GO, AGM, 4.00%, 03/01/2018	35
1,075	Municipality of Monroeville, GO, 3.00%, 06/01/2020	1,105
105	Parkland School District, Series A, GO, 3.00%, 03/01/2018	105
50	Pine-Richland School District, Series A, GO, 2.00%, 07/15/2018	50
30	Pleasant Valley School District, GO, 5.00%, 05/01/2018	31
80	Rose Tree Media School District, Series A, GO, 4.00%, 02/01/2018	80
20	Schuylkill Valley School District, GO, 4.00%, 04/01/2018	20

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
20	Souderton Area School District, Series A, GO, 4.00%, 11/15/2018	21
50	Township of Exeter, GO, AMBAC, 5.30%, 07/15/2018	51
20	Township of Hopewell, GO, 4.00%, 05/01/2018	20
210	Township of Upper Darby, GO, AGM, 2.00%, 05/01/2019	211
	West Chester Area School District,
20	GO, 5.00%, 04/15/2018	20
35	Series AA, GO, 5.00%, 05/15/2018	36

		2,841

	Hospital — 0.1%
1,085	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.00%, 05/15/2018	1,103
255	Chester County Health & Education Facilities Authority, Immaculata University Project, Rev., 3.00%, 11/01/2018	255

		1,358

	Housing — 0.0% (g)
250	Philadelphia Housing Authority, PHA Headquaters Project, Rev., 4.00%, 05/01/2019	258

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
	Lackawanna County Industrial Development Authority, University of Scranton,
25	Rev., 3.00%, 11/01/2018	25
50	Rev., 3.00%, 11/01/2019	51
100	Rev., 4.00%, 11/01/2020	106
1,000	Rev., 5.00%, 11/01/2021	1,108
200	Luzerne County Industrial Development Authority, Rev., 5.00%, 12/15/2017	200
70	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series A, Rev., 5.00%, 07/01/2018	71

		1,561

	Other Revenue — 0.6%
250	Cumberland County Municipal Authority, AICUP Financing Program-Messiah College Project, Rev., 2.00%, 04/30/2020 (z)	250
8,650	Emmaus General Authority, Rev., VRDO, AGM, 1.01%, 12/07/2017 (z)	8,650
195	Philadelphia Municipal Authority, City Agreement, Juvenile Justice Services Center, Rev., 4.00%, 04/01/2019	201

		9,101

	Prerefunded — 0.0% (g)
30	Allegheny County Higher Education Building Authority, Duquesne University, Rev., 5.00%, 03/01/2018 (p)	30
20	Allentown City School District, Series A, GO, AGC-ICC, 4.30%, 02/15/2018 (p)	20
60	Central Bucks School District,
	GO, 5.00%, 05/15/2018 (p)	61
	Commonwealth of Pennsylvania,
20	GO, 5.00%, 05/15/2018 (p)	20
20	GO, 5.00%, 05/15/2018 (p)	21
15	County of Allegheny, West Mifflin Area School District, GO, AGM, 5.38%, 10/01/2018 (p)	15
25	County of Lehigh, Rev., AGM, 5.00%, 07/01/2018 (p)	26
50	Doylestown Hospital Authority, Series A, Rev., AGC, 5.00%, 07/01/2018 (p)	51
55	Manheim Central School District,
	GO, AGM, 5.00%, 03/01/2018 (p)	55
20	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Series B, Rev., 6.00%, 08/15/2018 (p)	21
	Pennsylvania Turnpike Commission,
30	Series A1, Rev., AGC, 5.00%, 06/01/2018 (p)	31
25	Series A1, Rev., AGC, 5.00%, 06/01/2018 (p)	25
25	Series B-1, Rev., 5.00%, 06/01/2018 (p)	25
25	Series B-1, Rev., 5.25%, 06/01/2018 (p)	26
30	Series B-1, Rev., 5.63%, 06/01/2018 (p)	31
20	Series C, Rev., AGC, 6.00%, 06/01/2018 (p)	20
20	Red Lion Area School District, GO, AGM, 5.00%, 05/01/2018 (p)	20
35	The School Board of Philadelphia County, Series F, GO, BHAC, 5.13%, 09/01/2018 (p)	36
25	West Shore School District, GO, AGC, 4.50%, 05/15/2019 (p)	26

		560

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 0.0% (g)
	Pennsylvania Turnpike Commission,
70	Series B, Subseries B-2, Rev., 5.00%, 06/01/2018	71
75	Series B, Subseries B-2, Rev., 5.00%, 06/01/2019	78
50	Series B, Subseries B-2, Rev., 5.00%, 06/01/2020	54
110	Pennsylvania Turnpike Commission, Senior Lien, Series A, Rev., 5.00%, 12/01/2020	120

		323

	Utility — 0.2%
2,100	City of Philadelphia, Gas Works, 1998 General Ordinance, Fifteen, Rev., 3.00%, 08/01/2019	2,148

	Total Pennsylvania	26,937

	Rhode Island — 0.4%
	Hospital — 0.3%
5,205	Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue, Series A, Rev., VRDO, LOC: U.S. Bank NA, 0.95%, 12/07/2017 (z)	5,205

	Housing — 0.1%
	Providence Public Building Authority, Capital Improvement,
125	Series A, Rev., 3.00%, 09/15/2018	126
250	Series A, Rev., 4.00%, 09/15/2019	258
200	Series A, Rev., 5.00%, 09/15/2020	214

		598

	Other Revenue — 0.0% (g)
205	Tobacco Settlement Financing Corp., Asset-Backed, Series A, Rev., 4.00%, 06/01/2018	208

	Water & Sewer — 0.0% (g)
35	Rhode Island Infrastructure Bank, Water Pollution Control Revolving Fund, Series A, Rev., 5.00%, 10/01/2018	36

	Total Rhode Island	6,047

	South Carolina — 2.1%
	Education — 0.1%
300	County of Spartanburg, School District No. 7, Rev., 3.00%, 12/01/2018	305
500	Educational Facilities Authority, Wofford College, Series B, Rev., 2.38%, 04/01/2022 (z)	495
180	Greenville County School District, Installment Purchase, Rev., 5.50%, 12/01/2017	180

		980

	General Obligation — 0.0% (g)
	Aiken County Consolidated School District,
20	GO, SCSDE, 4.00%, 04/01/2018	20
25	GO, SCSDE, 5.00%, 04/01/2018	26
35	Charleston County School District, Series A, GO, SCSDE, 4.00%, 02/01/2018	35
20	County of Florence, GO, 4.00%, 06/01/2018	20
20	Florence School District No. 1, GO, SCSDE, 4.00%, 03/01/2018	20
	Fort Mill School District No. 4,
20	Series A, GO, SCSDE, 4.00%, 03/01/2018	20
20	Series D, GO, SCSDE, 5.00%, 03/01/2018	20
20	Horry County School District, Series A, GO, SCSDE, 5.00%, 03/01/2018	20
25	State of South Carolina, Highway, Series A, GO, 5.00%, 06/01/2018	26

		207

	Hospital — 1.6%
24,810	Greenville Health System, Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.97%, 12/07/2017 (z)	24,810

	Other Revenue — 0.0% (g)
300	South Carolina State Public Service Authority, Series B, Rev., 5.00%, 12/01/2017	300

	Prerefunded — 0.0% (g)
500	University of South Carolina, Higher Education, Series A, Rev., AGM, 5.00%, 06/01/2018 (p)	508

	Utility — 0.4%
	Piedmont Municipal Power Agency, Electric,
250	Series A, Rev., 5.00%, 01/01/2019	259
5,080	Series A-3, Rev., 5.00%, 01/01/2018	5,094

		5,353

	Total South Carolina	32,158

	South Dakota — 0.0% (g)
	Other Revenue — 0.0% (g)
	South Dakota State Building Authority,
150	Series A, Rev., 3.00%, 06/01/2019	153

200	Series A, Rev., 3.00%, 06/01/2020	206

		359

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.0% (g)
45	South Dakota State Building Authority, Rev., AGM, 5.00%, 06/01/2018 (p)	46

	Total South Dakota	405

	Tennessee — 1.0%
	Education — 0.4%
6,250	Metropolitan Government of Nashville & Davidson County, Health & Educational Facilities Board, Rev., 1.30%, 07/01/2019 (z)	6,226

	General Obligation — 0.3%
25	City of Oak Ridge, GO, 4.00%, 06/01/2018	25
3,500	County of Monroe, GO, BAN, 1.20%, 06/15/2019	3,487
30	County of Montgomery, Public Improvement, GO, 5.00%, 04/01/2018	30
	County of Shelby,
50	Series A, GO, 4.00%, 03/01/2018	50
45	Series A, GO, 4.75%, 03/01/2018	46

		3,638

	Hospital — 0.1%
990	Shelby County Health Educational & Housing Facilities Board, Methodist Le Bonheur Healthcare, Series B, Rev., VRDO, AGM, 0.87%, 12/01/2017 (z)	990

	Prerefunded — 0.0% (g)
25	City of Chattanooga, Electric Power Board, Series A, Rev., 5.00%, 03/01/2018 (p)	25

	Utility — 0.2%
120	City of Knoxville, Gas System, Series W, Rev., 5.00%, 03/01/2019	125
100	City of Memphis, Electric System, Rev., 5.00%, 12/01/2017	100
	Jackson Energy Authority, Wastewater System,
425	Rev., 5.00%, 12/01/2018	440
350	Rev., 5.00%, 12/01/2019	373
300	Metropolitan Government of Nashville & Davidson County, Electric Revenue, Series A, Rev., 4.00%, 05/15/2018	304
	Tennessee Energy Acquisition Corp., Gas Project,
625	Series A, Rev., 4.00%, 05/01/2019	644
780	Series A, Rev., 4.00%, 05/01/2020	816
730	Series A, Rev., 4.00%, 05/01/2021	775

		3,577

	Total Tennessee	14,456

	Texas — 7.3%
	Education — 0.4%
	Arlington Higher Education Finance Corp., Uplift Education,
200	Series A, Rev., PSF-GTD, 2.00%, 12/01/2017	200
700	Series A, Rev., PSF-GTD, 2.00%, 12/01/2018	703
435	Series A, Rev., PSF-GTD, 3.00%, 12/01/2019	446
30	Austin Community College District Public Facility Corp., Lease, Round Rock Campus, Rev., 5.00%, 08/01/2018	31
	County of Harris, Cultural Education Facilities Finance Corp., Children’s Hospital,
3,155	Rev., 5.00%, 11/15/2018	3,256
25	Series D, Rev., 5.00%, 11/15/2018 (p)	26
20	Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Hospital Revenue, Rev., 4.00%, 12/01/2017	20
200	Newark Higher Education Finance Corp., Orenda Education, Rev., PSF-GTD, 4.00%, 08/15/2019	208
300	Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Rev., 5.00%, 11/15/2018	309
	Texas A&M University, Financing System,
55	Series A, Rev., 5.00%, 05/15/2018	56
30	Series D, Rev., 5.00%, 05/15/2018	30
20	Texas State University, Financing System, Rev., 5.00%, 03/15/2018	20
270	Texas Tech University, Financing System & Improvement, Series A, Rev., 5.00%, 02/15/2018	272
25	University of Texas System, Board of Regents, Financing System, Series D, Rev., 5.00%, 08/15/2018	26

		5,603

	General Obligation — 3.7%
25	Birdville Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/2018	25
55	City of Amarillo, GO, 5.00%, 02/15/2018	55
20	City of Austin, GO, 4.00%, 09/01/2018	20
60	City of Cleburne, GO, 4.00%, 02/15/2018	60
	City of Corpus Christi,
20	GO, 4.00%, 03/01/2018	20

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
25	Series C, GO, 4.00%, 03/01/2018	25
100	City of Dallas, GO, 5.00%, 02/15/2018	101
1,025	City of Denton, GO, 5.00%, 02/15/2018	1,032
25	City of Forney, GO, AGC, 4.00%, 08/15/2018	25
70	City of Fort Stockton, Certificates of Obligation, GO, 2.00%, 03/15/2018	70
	City of Frisco,
145	GO, 5.00%, 02/15/2018	146
25	Series A, GO, 2.00%, 02/15/2018	25
45	Series A, GO, 4.00%, 02/15/2018	45
20	City of Garland, Series A, GO, 5.00%, 02/15/2018	20
30	City of Grapevine, GO, 5.00%, 02/15/2018	30
1,540	City of Houston, Series A, GO, 5.00%, 03/01/2018	1,553
	City of Lubbock, Waterworks System,
25	GO, 4.00%, 02/15/2018	25
25	GO, AGM, 5.00%, 02/15/2018	25
50	City of Mercedes, GO, AGC, 3.00%, 08/15/2018	51
55	City of Missouri City, Series B, GO, 5.00%, 06/15/2018	56
	City of New Braunfels,
30	GO, 4.00%, 02/01/2018	30
35	Series A, GO, 4.00%, 02/01/2018	35
65	City of Pearland, GO, 4.50%, 03/01/2018	66
50	City of Pflugerville, GO, 3.00%, 08/01/2018	51
	City of Southlake, Waterworks & Sewer System,
20	GO, 4.00%, 02/15/2018	20
25	Series A, GO, 5.00%, 02/15/2018	25
40	City of Waco, GO, NATL-RE, 4.00%, 02/01/2018	40
35	City of Weatherford, Tax & Utility System, GO, XLCA, 4.13%, 03/01/2018	35
2,200	Clear Creek Independent School District, School Building, Series B, GO, PSF-GTD, 1.45%, 08/14/2020 (z)	2,174
25	Clear Lake City Water Authority, Waterworks & Sewer System, GO, 4.00%, 03/01/2018	25
1,250	Corpus Christi Independent School District, School Building, Series A, GO, PSF-GTD, 2.00%, 08/15/2019 (z)	1,257
30	County of Bexar, Series A, GO, 5.00%, 06/15/2018	31
	County of Harris,
25	Series A, GO, 5.00%, 10/01/2018	26
30	Series B, GO, 4.00%, 10/01/2018	30
	County of Hays,
60	GO, 3.00%, 02/15/2018	60
200	GO, 5.00%, 02/15/2018	202
	County of Montgomery,
50	GO, AGC, 5.00%, 03/01/2018	51
30	Series A, GO, 4.00%, 03/01/2018	30
	County of Travis,
25	GO, 5.00%, 03/01/2018	25
30	Series A, GO, 5.00%, 03/01/2018	31
125	Cypress-Fairbanks Independent School District, Unlimited Tax, Schoolhouse, Series A, GO, 5.50%, 02/15/2018	126
175	El Paso County Hospital District, GO, 5.00%, 08/15/2019	183
190	Fort Bend County Municipal Utility District No. 151, GO, 3.00%, 09/01/2021	196
2,545	Fort Bend County, Levee Improvement District No. 15, GO, 0.75%, 09/01/2018	2,531
	Fort Bend Independent School District,
20	GO, 5.00%, 02/15/2018	20
25	GO, PSF-GTD, 5.00%, 08/15/2018	26
6,750	Series B, GO, PSF-GTD, 1.35%, 08/01/2019 (z)	6,729
25	Frenship Independent School District, GO, PSF-GTD, 4.00%, 02/15/2018	25
20	Frisco Independent School District, GO, PSF-GTD, 5.00%, 08/15/2018	21
3,100	Goose Creek Consolidated Independent School District, Series B, GO, PSF-GTD, 1.18%, 08/15/2019 (z)	3,077
50	Goose Creek Consolidated Independent School District, Unlimited Tax, Schoolhouse, GO, PSF-GTD, 4.00%, 02/15/2018	50
60	Grapevine-Colleyville Independent School District, Series B, GO, 5.00%, 08/15/2018	61
100	Harris County Municipal Utility District No. 412, GO, 2.00%, 09/01/2018	100
790	Houston Independent School District, Limited Tax, Schoolhouse, Series A, GO, PSF-GTD, 5.00%, 02/15/2018	796
6,000	Houston Independent School District, Schoolhouse, Series A-2, GO, PSF-GTD, 3.00%, 06/01/2019 (z)	6,124

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
200	Joshua Independent School District, School Building, GO, PSF-GTD, 4.00%, 08/15/2018	204
40	Klein Independent School District, Series B, GO, 4.00%, 08/01/2018	41
500	Klein Independent School District, Schoolhouse, Series A, GO, PSF-GTD, 5.00%, 08/01/2018	512
65	La Porte Independent School District, GO, 5.00%, 02/15/2018	66
25	McKinney Independent School District, School Building, GO, PSF-GTD, 6.00%, 02/15/2018	25
500	Midlothian Independent School District, Series B, GO, PSF-GTD, 2.50%, 08/01/2018 (z)	503
4,000	Northside Independent School District, GO, PSF-GTD, 1.45%, 06/01/2020 (z)	3,978
15	Port Arthur Independent School District, Series B, GO, 3.00%, 02/15/2018	15
65	Ranger College District, Limited Tax, GO, 2.00%, 02/15/2018	65
50	Rockwall Independent School District, GO, PSF-GTD, 5.00%, 02/15/2018	50
40	San Angelo Independent School District, School Building, Series A, GO, AGC, 5.00%, 02/15/2018	40
250	Sienna Plantation Levee Improvement District of Fort Bend County, GO, 2.00%, 09/01/2019	251
250	Southside Independent School District, School Building, GO, PSF-GTD, 2.00%, 08/15/2019	252
30	Spring Branch Independent School District, Limited Tax, GO, PSF-GTD, 5.00%, 02/01/2018	30
30	State of Texas, Unrefunded Balance, Transportation Commission, Mobility Fund, GO, 5.00%, 04/01/2018	30
22,255	State of Texas, Veterans Bonds, GO, VRDO, 0.97%, 12/07/2017 (z)	22,255
	State of Texas, Water Financial Assistance,
40	Series B, GO, 5.00%, 08/01/2018	41
25	Series C, GO, 5.00%, 08/01/2018	26
230	Weslaco Independent School District, Maintenance Tax Notes, GO, AGM, 3.00%, 02/15/2019	234

		56,336

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
2,400	Lower Neches Valley Authority Industrial Development Corp., Exempt Facilities, Mobil Oil Corp. Project, Series 2010, Rev., VRDO, 0.86%, 12/01/2017 (z)	2,400

	Other Revenue — 0.2%
	Austin Convention Enterprises, Inc., Convention Center Hotel First Tier,
400	Series A, Rev., 5.00%, 01/01/2018	401
1,100	Series A, Rev., 5.00%, 01/01/2019	1,136
400	Austin Convention Enterprises, Inc., Convention Center Hotel Second Tier, Series B, Rev., 5.00%, 01/01/2018	401
30	Lower Colorado River Authority, Junior Lien, Seventh Supplemental, Rev., AGM, 5.00%, 01/01/2018 (p)	30
100	Lower Colorado River Authority, Transmission Contract, Rev., 5.00%, 05/15/2018	102
960	Mission Redevelopment Authority, Tax Increment Contract Revenue, Rev., AGM, 4.00%, 09/01/2018	976

		3,046

	Prerefunded — 0.8%
20	City of Corpus Christi, GO, AGC, 5.00%, 03/01/2018 (p)	20
55	City of Corpus Christi, Utility System, Rev., AGC, 5.25%, 07/15/2018 (p)	56
	City of Dallas,
150	GO, 5.00%, 02/15/2018 (p)	151
100	GO, 5.13%, 02/15/2018 (p)	101
25	City of Dallas, Waterworks & Sewer System, Rev., 5.00%, 10/01/2018 (p)	26
35	City of El Paso, Water & Sewer, Series C, Rev., 5.00%, 03/01/2018 (p)	35
700	City of Forney, Independent School District, Series A, GO, PSF-GTD, 6.00%, 08/15/2018 (p)	722
25	City of Garland, Water & Sewer System, Rev., AGM, 5.00%, 03/01/2018 (p)	25
300	City of Melissa, GO, AGC, 4.70%, 02/15/2018 (p)	302
25	City of San Antonio, Electric & Gas Systems, Rev., 5.00%, 02/01/2018 (p)	25
120	Comal Independent School District, Capital Appreciation, School Building, GO, Zero Coupon, 02/01/2018 (p)	36
45	Dallas Area Rapid Transit, Senior Lien, Rev., 5.00%, 12/01/2018 (p)	47

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
25	El Paso County, GO, NATL-RE, 5.00%, 02/15/2018 (p)	25
195	Ennis Texas, Independent School District Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/2018 (p)	81
25	Everman Independent School District, School Building, GO, PSF-GTD, 5.00%, 08/15/2018 (p)	26
25	Harris County, Toll Road, Senior Lien, Rev., 5.00%, 08/15/2018 (p)	26
20	Hidalgo County Drain District No. 1, Improvement, GO, AGC, 4.75%, 09/01/2018 (p)	20
25	Humble Independent School District Building, Series A, GO, AGC, 5.00%, 02/15/2018 (p)	25
445	Jarrell Independent School District, School Building, Series B, GO, 4.35%, 08/15/2018 (p)	454
	North Texas Tollway Authority System, First Tier,
500	Rev., AGC-ICC, 5.75%, 01/01/2018 (p)	502
50	Series A, Rev., BHAC-CR MBIA-IBC, 5.75%, 01/01/2018 (p)	50
	North Texas Tollway Authority System, Second Tier,
9,175	Series F, Rev., 5.75%, 01/01/2018 (p)	9,205
45	Series F, Rev., 5.75%, 01/01/2018 (p)	45
80	Spring Hill Independent School District, GO, PSF-GTD, 5.00%, 08/15/2018 (p)	82
30	State of Texas, Unrefunded Balance, Transportation Commission, Mobility Fund, GO, 5.00%, 04/01/2018 (p)	30
25	Williamson County, Municipal Utility District No. 11, GO, 4.20%, 08/01/2018 (p)	25

		12,142

	Transportation — 0.5%
7,000	Brazoria County Toll Road Authority, Limited Contract Tax & Subordinate Lien Toll Road, Series B, Rev., BAN, 1.45%, 03/01/2020	6,950
155	Camino Real Regional Mobility Authority, Subordinate Lien Vehicle, Rev., AGM, 5.00%, 06/01/2019	162
25	County of Harris, Series B, Rev., 5.00%, 08/15/2018	25
	Dallas Area Rapid Transit, Senior Lien,
150	Rev., 5.00%, 12/01/2017	150
50	Rev., 5.00%, 12/01/2018	52
20	Series A, Rev., 5.00%, 12/01/2018	20
30	Series A, Rev., 5.00%, 12/01/2018	31
30	Harris County, Metropolitan Transit Authority, Rev., 4.00%, 11/01/2018 (p)	31
125	Love Field Airport Modernization Corp., Rev., AMT, 5.00%, 11/01/2021	139
500	North Texas Tollway Authority System, Series A, Rev., 5.00%, 01/01/2018	501
	Port Beaumont Navigation District,
100	Rev., 3.00%, 09/01/2019	102
155	Rev., 4.00%, 09/01/2020	163
	Texas Transportation Commission, State Highway Fund,
20	Rev., 4.00%, 10/01/2018	20
20	Series A, Rev., 5.00%, 10/01/2018	21

		8,367

	Utility — 0.6%
75	City of Cedar Park, Utility System, Rev., 5.13%, 08/15/2018	77
25	City of Georgetown, Utility System, Rev., 5.00%, 08/15/2018	26
25	City of Houston, Combined Utility System, First Lien, Series C, Rev., 5.00%, 11/15/2018	26
4,425	City of Houston, Utility System, Series B-6, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.98%, 12/07/2017 (z)	4,425
100	City of Lubbock, Electric Light & Power System, Rev., 5.00%, 04/15/2018	101
	City of San Antonio, Electric & Gas Systems,
25	Rev., 5.00%, 02/01/2018	25
40	Series A, Rev., 5.00%, 02/01/2018	41
35	Series D, Rev., 5.00%, 02/01/2018	35
4,000	Matagorda County Navigation District No. 1, Pollution Control, Rev., AMT, 1.75%, 09/01/2020 (z)	3,934
50	Red River Authority, Utility System, Rev., NATL-RE, 2.00%, 04/01/2018	50
310	Texas Municipal Gas Acquisition & Supply Corp. I, Series A, Rev., 5.25%, 12/15/2017	310

		9,050

	Water & Sewer — 0.9%
100	Canadian River Municipal Water Authority Corp, Rev., 4.00%, 02/15/2018	101

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer –– continued
11,275	City of Austin, Water & Wastewater System, Rev., VRDO, LOC: Citibank, NA, 0.99%, 12/07/2017 (z)	11,275
	City of El Paso, Water & Sewer,
45	Rev., 4.00%, 03/01/2018	46
25	Rev., 5.00%, 03/01/2018	25
25	City of Lewisville, Waterworks & Sewer System, Rev., 4.00%, 02/15/2018	25
	City of San Antonio, Water System,
50	Rev., 4.00%, 05/15/2018	51
25	Rev., 5.00%, 05/15/2018	25
20	North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System, Rev., 4.00%, 06/01/2018	20
20	North Texas Municipal Water District, Water System, Rev., 4.00%, 09/01/2018	20
70	Trinity River Authority Central Regional Wastewater System, Rev., 5.00%, 08/01/2018	72
	Trinity River Authority Central Regional Wastewater System Revenue,
1,255	Rev., 5.00%, 08/01/2019	1,324
675	Rev., 5.00%, 08/01/2020	732

		13,716

	Total Texas	110,660

	Utah — 1.0%
	General Obligation — 0.0% (g)
	Salt Lake City Corp.,
20	Series A, GO, 4.00%, 06/15/2018	20
30	Series B, GO, 4.00%, 06/15/2018	31
20	State of Utah, Series A, GO, 5.00%, 07/01/2018	20

		71

	Hospital — 0.9%
	County of Utah Hospital, IHC Health Services, Inc.,
4,000	Series B, Rev., VRDO, 0.96%, 12/07/2017 (z)	4,000
2,500	Series C, Rev., VRDO, 0.96%, 12/07/2017 (z)	2,500
7,895	Series D, Rev., VRDO, 0.96%, 12/07/2017 (z)	7,895

		14,395

	Other Revenue — 0.0% (g)
135	City of St. George, Rev., 4.00%, 12/01/2017	135
100	Washington County-St George Interlocal Agency, Series A, Rev., 4.00%, 12/01/2017	100

		235

	Prerefunded — 0.0% (g)
30	South Valley Sewer District, Rev., BHAC, 5.25%, 01/01/2018 (p)	30

	Utility — 0.1%
1,020	Intermountain Power Agency, Series A, Rev., 5.00%, 07/01/2021	1,040

	Water & Sewer — 0.0% (g)
40	City of Provo, Series A, Rev., 4.00%, 02/01/2018	40
20	Snyderville Basin Water Reclamation District, Sewer, Rev., 5.00%, 09/15/2018	20
20	Weber Basin Water Conservancy District, Series A, Rev., 5.00%, 10/01/2018	21

		81

	Total Utah	15,852

	Vermont — 0.1%
	Other Revenue — 0.0% (g)
400	Vermont Municipal Bond Bank, Series 1, Rev., 1.50%, 12/01/2017	400

	Prerefunded — 0.1%
275	Vermont Educational & Health Buildings Financing Agency, Fletcher Allen Health, Hospital, Series B, Rev., AGM, 5.00%, 06/01/2018 (p)	280
20	Vermont Municipal Bond Bank, Series 1, Rev., VRDO, AGM, 5.00%, 12/01/2017 (z) (p)	20

		300

	Total Vermont	700

	Virginia — 0.7%
	Education — 0.0% (g)
110	Virginia College Building Authority, Series B, Rev., 5.00%, 09/01/2018	113
20	Virginia Public School Authority, Technology & Security, Series I, Rev., 5.00%, 04/15/2018	20

		133

	General Obligation — 0.0% (g)
25	City of Norfolk, Series G, GO, 4.00%, 10/01/2018	25
35	City of Town of Blacksburg, GO, 3.00%, 03/01/2018	35

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
	City of Virginia Beach,
25	Series A, GO, 4.00%, 08/01/2018	26
30	Series A-1, GO, 5.00%, 03/15/2018	30
20	County of Powhatan, GO, 3.00%, 01/15/2018	20
40	County of Stafford, Public Improvement, GO, 5.00%, 07/01/2018	41

		177

	Housing — 0.7%
10,000	Newport News Redevelopment & Housing Authority, Berkley Preservation Project, Rev., FHA/GNMA, 1.20%, 04/01/2019	9,899
20	Virginia Public Building Authority, Public Facilities, Series A, Rev., 5.00%, 08/01/2018	21

		9,920

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
215	Lynchburg Virginia Economic Development Authority, Hospital Centra Health, Series A, Rev., 4.00%, 01/01/2018	215

	Other Revenue — 0.0% (g)
25	Albemarle County Economic Development Authority, Albemarle County Project, Rev., 5.00%, 06/01/2018	25
20	Virginia Public Building Authority, Series B-1, Rev., 5.00%, 08/01/2018	21
20	Virginia Resources Authority, Infrastructure, Unrefunded Balance, Rev., 4.00%, 11/01/2018	21

		67

	Prerefunded — 0.0% (g)
45	City of Newport News, Series AB, GO, 5.00%, 03/01/2018 (p)	46
20	Commonwealth of Virginia, Series B, GO, 5.00%, 06/01/2018 (p)	20
20	County of Prince William, GO, 4.13%, 08/01/2018 (p)	20
30	Hampton Roads Sanitation District, Wastewater Revenue, Rev., 5.00%, 04/01/2018 (p)	30
20	Virginia College Building Authority, Educational Facilities, 21st Century College & Equipment, Series A, Rev., 5.00%, 02/01/2019 (p)	21

		137

	Water & Sewer — 0.0% (g)
20	Hampton Roads Sanitation District, Wastewater Revenue, Series A, Rev., 5.00%, 08/01/2018	21

	Total Virginia	10,670

	Washington — 1.1%
	Certificate of Participation/Lease — 0.0% (g)
100	State of Washington, State & Local Agency Real & Personal Property, Series D, COP, 5.00%, 07/01/2018	102

	General Obligation — 0.1%
100	City of Seattle, Limited Tax, Improvement & Refunding, GO, 5.00%, 12/01/2017	100
20	City of Yakima, Series A, GO, 4.00%, 06/01/2018	20
20	County of King, GO, 5.00%, 01/01/2018	20
35	King & Snohomish Counties School District No. 417, GO, 3.00%, 12/01/2017	35
100	King County Rural Library District, GO, 3.00%, 12/01/2017	100
35	King County School District No. 414, Lake Washington, GO, 5.00%, 06/01/2018	36
250	Pierce County School District No. 401, GO, 4.00%, 12/01/2017	250
50	Skagit County, Public Hospital District No. 1, GO, 4.00%, 12/01/2017	50
	State of Washington, Motor Vehicle Fuel Tax,
50	Series B, GO, 5.00%, 07/01/2018	51
20	Series D, GO, 4.00%, 02/01/2018	20
	State of Washington, Various Purpose,
50	Series B, GO, 5.00%, 01/01/2018	50
25	Series C, GO, 5.00%, 01/01/2018	25
30	Series R-A, GO, 5.00%, 01/01/2018	30
55	Series R-A, GO, 5.00%, 07/01/2018	56
20	Series R-B, GO, 5.00%, 07/01/2018	21
625	State of Washington, Various Purpose, Green Bond, Series A-2, GO, 4.00%, 08/01/2018	635

		1,499

	Hospital — 0.5%
5,000	Washington Health Care Facilities Authority, Catholic Health Initiatives, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 1.00%, 12.00% Cap), 1.97%, 12/07/2017 (aa)	4,922
3,150	Washington Health Care Facilities Authority, Providence Health & Service, Series C, Rev., VRDO, 1.02%, 12/07/2017 (z)	3,150

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — continued
20	Washington Health Care Facilities Authority, Seattle Children’s Hospital, Rev., 5.00%, 10/01/2018	21

		8,093

	Housing — 0.3%
4,000	Washington State Housing Finance Commission, Royal Hills Apartments, Series A, Rev., 1.40%, 11/01/2019	3,961

	Other Revenue — 0.0% (g)
145	Washington Biomedical Research Properties 3.2, Series A, Rev., 5.00%, 01/01/2019	150
165	Washington Economic Development Finance Authority, Seadrunar Project, Series E, Rev., VRDO, LOC: U.S. Bank NA, 1.35%, 12/07/2017 (z)	165

		315

	Prerefunded — 0.2%
	City of Seattle, Municipal Light & Power,
20	Rev., AGM, 5.00%, 06/01/2018 (p)	20
25	Rev., 5.00%, 06/01/2018 (p)	26
25	Clark County, Camas School District No. 117, GO, VRDO, AGM, 4.50%, 12/01/2017 (z) (p)	25
30	County of King, Rev., BHAC-CR, 5.25%, 01/01/2018 (p)	30
	King County Public Hospital District No. 1,
35	Series A, GO, AGC, 5.00%, 06/01/2018 (p)	36
25	Series A, GO, AGC, 5.25%, 06/01/2018 (p)	25
35	Port of Tacoma, Limited Tax, Series A, GO, AGM, 5.00%, 06/01/2018 (p)	36
1,940	Skagit County Public Hospital District No. 1, Skagit Valley Hospital, Rev., VRDO, 5.75%, 12/01/2017 (p) (z)	1,940
150	Snohomish County School District No. 2, Everett Refunding, GO, VRDO, NATL-RE, 5.00%, 12/01/2017 (p) (z)	150
15	Snohomish County School District No. 201, Snohomish, GO, 5.25%, 12/01/2018 (p)	15
	State of Washington, Motor Vehicle Fuel Tax,
40	Series B, GO, 5.00%, 07/01/2018 (p)	41
45	Series B, GO, 5.00%, 07/01/2018 (p)	46
40	State of Washington, Various Purpose, Series A, GO, 5.00%, 07/01/2018 (p)	41

		2,431

	Transportation — 0.0% (g)
	Central Puget Sound Regional Transit Authority,
25	Rev., NATL-RE, 5.25%, 02/01/2018	25
25	Series P-1, Rev., 5.00%, 02/01/2018	25

		50

	Utility — 0.0% (g)
	City of Seattle, Municipal Light & Power,
25	Series B, Rev., 5.00%, 02/01/2018	25
100	Series B-2, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.68%, 12.00% Cap), 1.65%, 12/07/2017 (aa)	100
130	County of Snohomish, Public Utility District No. 1, Water System, Rev., 4.00%, 12/01/2017	130
	Energy Northwest, Electric Revenue,
60	Rev., 5.00%, 07/01/2018	61
20	Series A, Rev., 5.00%, 07/01/2018	20
90	Series A, Rev., 5.00%, 07/01/2018	92
35	Series A, Rev., 5.25%, 07/01/2018	36
55	Series S, Rev., 5.00%, 07/01/2018	56
20	Lewis County Public Utility District No. 1, Cowlitz Falls Hydroelectric Project, Rev., 5.00%, 10/01/2018	21

		541

	Water & Sewer — 0.0% (g)
70	City of Marysville, Water & Sewer, Rev., 4.00%, 04/01/2018	71

	Total Washington	17,063

	Wisconsin — 2.0%
	Education — 1.2%
8,500	Madison Metropolitan School District, GO, TRAN, 2.00%, 09/06/2018	8,538
200	Wisconsin Health & Educational Facilities Authority, Bellin Memorial Hospital, Inc., Rev., 3.00%, 12/01/2017	200
	Wisconsin Health & Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.,
175	Rev., 4.00%, 09/01/2018	177
145	Rev., 5.00%, 09/01/2019	152
155	Rev., 5.00%, 09/01/2020	166
160	Rev., 5.00%, 09/01/2021	174
750	Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series C, Rev., 5.00%, 02/15/2018	755

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
8,000	Wisconsin School Districts, Cash Flow Administration Program, Series A, Rev., 1.38%, 10/08/2018	7,992

		18,154

	General Obligation — 0.1%
225	City of Fond Du Lac, Series B, GO, 2.00%, 04/01/2019	226
30	City of Madison, Series A, GO, 5.00%, 10/01/2018	31
25	City of New Berlin, Promissory Notes, GO, 3.50%, 12/01/2018	25
170	City of Shawano, GO, AGM, 2.00%, 04/01/2018	170
	County of Manitowoc,
105	GO, 2.00%, 11/01/2018	105
215	GO, 2.00%, 11/01/2019	216
40	Northcentral Technical College District, Promissory Notes, GO, 2.00%, 03/01/2018	40
	State of Wisconsin,
35	Series 1, GO, AMBAC, 5.00%, 05/01/2018	35
45	Series 1, GO, 5.00%, 05/01/2018	46
190	Series A, GO, 5.00%, 05/01/2018	193
20	Series B, GO, 5.00%, 05/01/2018	20
45	Series C, GO, 5.00%, 05/01/2018	46
50	Series D, GO, 5.00%, 05/01/2018	51

		1,204

	Other Revenue — 0.6%
1,750	PMA Levy & Aid Anticipation Notes Program, Series B, Rev., 2.00%, 07/20/2018	1,756
20	State of Wisconsin, Series A, Rev., 5.00%, 05/01/2018 (p)	20
6,965	Village of Howard, Rev., 2.00%, 12/01/2021	6,983

		8,759

	Prerefunded — 0.0% (g)
20	City of Racine, GO, 5.00%, 12/01/2018 (p)	21
	Wisconsin Department of Transportation,
25	Series A, Rev., BHAC-CR, 5.00%, 07/01/2018 (p)	25
90	Series A, Rev., 5.00%, 07/01/2018 (p)	92

		138

	Transportation — 0.1%
	Wisconsin Department of Transportation,
25	Series 1, Rev., 4.00%, 07/01/2018	25
20	Series 1, Rev., 5.00%, 07/01/2018	21
2,135	Series 1, Rev., 5.00%, 07/01/2020	2,312

		2,358

	Utility — 0.0% (g)
30	City of Madison, Water Utility, Rev., 5.00%, 01/01/2018	30
80	Wisconsin Public Power, Inc., Power Supply System, Series A, Rev., AGM, 5.00%, 07/01/2018	82

		112

	Water & Sewer — 0.0% (g)
	State of Wisconsin, Clean Water Fund, Leveraged Loan Portfolio,
60	Series 1, Rev., 5.00%, 06/01/2018 (p)	61
20	Series 1, Rev., 5.00%, 06/01/2018 (p)	20
35	Series 3, Rev., 5.00%, 06/01/2018 (p)	36

		117

	Total Wisconsin	30,842

	Wyoming — 0.0% (g)
	General Obligation — 0.0% (g)
25	Laramie County Community College District, GO, 4.00%, 06/01/2018	25

	Utility — 0.0% (g)
	Wyoming Municipal Power Agency, Inc., Power Supply System,
175	Series A, Rev., 4.00%, 01/01/2018	176
175	Series A, Rev., 4.00%, 01/01/2019	179

		355

	Total Wyoming	380

	Total Municipal Bonds (Cost $1,458,242)	1,454,370

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 5.2%
	Investment Company — 5.2%
79,574	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.93% (b) (l) (Cost $79,574)	79,574

	Total Investments — 100.4% (Cost $1,537,816)	1,533,944
	Liabilities in Excess of Other Assets — (0.4)%	(6,041)

	NET ASSETS — 100.0%	$1,527,903

Percentages indicated are based on net assets.

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GAN	—	Grant Anticipation Note
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GRAN		Grant Revenue Anticipation Notes
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
ICE	—	Intercontinental Exchange
IDA	—	Industrial Development Authority
LIBOR	—	London Interbank Offered Rate
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Insurance Corp.
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
TAN	—	Tax Anticipation Note
TRAN	—	Tax & Revenue Anticipation Note
USD	—	United States Dollar
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2017.
XLCA	—	Insured by XL Capital Assurance

(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of November 30, 2017.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2017.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2017.

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$79,574	$1,454,370	$—	$1,533,944

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no transfers among any levels during the period ended November 30, 2017.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 26, 2018

By:	/s/ Matthew J. Plastina
Matthew J. Plastina
Acting Treasurer and Principal Financial Officer
January 26, 2018